                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.


MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) ALABAMA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                            SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022                                   $   1,000,000           $  1,046,280
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Alabama Port Authority Docks Facility, MBIA, 5.25%, 2026                                         1,000,000              1,027,060
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                                                                                                                     $  2,073,340
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.2%
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Athens, AL, Warrants, XLCA, 5%, 2031                                                         $     860,000           $    866,476
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                                                   1,000,000              1,021,780
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Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                                                     650,000                661,557
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Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                                            1,030,000              1,073,693
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Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                                                  1,500,000              1,559,715
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Hoover, AL, "B", 6%, 2010 (c)                                                                      500,000                538,115
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Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                         750,000                817,102
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Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                                           1,750,000              1,830,132
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009 (c)                                                                  1,345,000              1,424,328
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Morgan County, AL, Warrants, AMBAC, 5%, 2028                                                     1,380,000              1,409,187
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                                                                                                                     $ 11,202,085
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GENERAL OBLIGATIONS - IMPROVEMENT - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                             $   1,000,000           $  1,068,550
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Birmingham, AL, "B", 5.75%, 2009 (c)                                                             1,820,000              1,928,272
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2019                                                                   180,000                189,947
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Montgomery, AL, Warrants, MBIA, 5.1%, 2021                                                       1,005,000              1,044,939
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017 (v)(z)                              500,000                555,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,787,318
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GENERAL OBLIGATIONS - SCHOOLS - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                                             $   2,015,000           $  2,141,199
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Phenix City, AL, AMBAC, 5.65%, 2021                                                              1,500,000              1,607,490
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Tuscaloosa, AL, Warrants, 5.7%, 2018                                                             1,000,000              1,066,540
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                                                                                                                     $  4,815,229
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HEALTHCARE REVENUE - HOSPITALS - 15.4%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Special Care Facilities Financing Authority (Daughters of Charity), AMBAC, ETM,      $   1,500,000           $  1,510,335
  5%, 2025 (c)
---------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev
  (Russell Hospital Corp.), "A", 5.75%, 2036                                                         500,000              503,435
---------------------------------------------------------------------------------------------------------------------------------
Birmingham Medical Center, East Alabama, Special Health Care Facilities, Eastern Health
  Systems, "B", 5%, 2018                                                                             500,000              486,810
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Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical Center), 5.625%, 2015                300,000                313,239
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Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
  Systems, Inc.), "A", 5%, 2030                                                                      200,000              194,768
---------------------------------------------------------------------------------------------------------------------------------
Health Care Authority For Baptist Health, "D", 5%, 2021                                            400,000                400,272
---------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2009 (c)                               1,000,000              1,068,540
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Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                                           950,000                977,047
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Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023                                  1,000,000              1,018,280
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Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza Coffee Memorial
  Hospital), MBIA, 5.75%, 2008 (c)                                                               1,000,000              1,037,350
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Lauderdale County & Florence, AL, Health Care Authority Rev., "A", (Coffee Health
  Group), MBIA, 5.75%, 2014                                                                      1,000,000              1,055,360
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Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032                                1,000,000              1,030,500
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Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital & Clinic), AMBAC, 5.875%, 2016       1,000,000              1,022,270
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                                                        1,135,000              1,110,563
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Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "C",
  5.25%, 2014 (c)                                                                                1,000,000              1,074,780
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Valley, AL, Special Care Facilities Financing Authority, "A" (Lanier Memorial
  Hospital), 5.65%, 2022                                                                           225,000                218,574
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                                                                                                                     $ 13,022,123
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INDUSTRIAL REVENUE - METALS - 0.6%
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Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030         $     500,000           $    527,915
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INDUSTRIAL REVENUE - OTHER - 0.5%
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Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016                          $     400,000           $    422,348
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INDUSTRIAL REVENUE - PAPER - 3.7%
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Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia
  Pacific Corp.), 5.75%, 2028                                                                $     200,000           $    201,816
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Camden, AL, Industrial Development Board Exempt Rev., "B" (Weyerhaeuser), 6.375%, 2024             500,000                535,690
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Mobile, AL, Industrial Development Board Improvement Rev., "A" (International Paper
  Co.), 6.35%, 2016                                                                                650,000                683,716
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Mobile, AL, Industrial Development Board Improvement Rev., "B" (International Paper
  Co.), 6.45%, 2019                                                                                350,000                367,675
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Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco), 6.35%, 2035                   750,000                802,380
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Selma, AL, Industrial Development Board, "A" (International Paper Co.), 6.7%, 2018                 500,000                531,640
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                                                                                                                     $  3,122,917
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MISCELLANEOUS REVENUE - OTHER - 1.8%
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Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security
  Administrative Building), ETM, 12.5%, 2010 (c)                                             $   1,290,000           $  1,509,751
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MULTI-FAMILY HOUSING REVENUE - 2.5%
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev., "K",
  (South Bay Apartments), FNMA, 5.875%, 2021                                                 $     960,000           $    995,088
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Alabama Housing Finance Authority, Multi-Family Residential Development Rev.,
  FHA, 7.25%, 2023                                                                               1,095,000              1,098,920
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Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview Apartments), 8%, 2030 (d)(z)            395,000                 39,500
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                                                                                                                     $  2,133,508
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SINGLE FAMILY HOUSING - STATE - 1.5%
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Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, "B",
  5.15%, 2019                                                                                $      65,000           $     65,373
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program I, "B-1", 5.7%, 2015                                                       420,000                426,964
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022                                                660,000                670,699
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Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home
  Mortgage Bond Program II, "B", 5.15%, 2019                                                        70,000                 70,402
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                                                                                                                     $  1,233,438
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STATE & LOCAL AGENCIES - 7.5%
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Alabama Building Renovation Authority, AMBAC, 6%, 2014                                       $   1,515,000           $  1,629,625
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Alabama Public School & College, Capital Improvement, "A", 5%, 2019                                500,000                513,740
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2017                           1,000,000              1,063,870
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Alabama Public School & College, Capital Improvement, "C", 5.75%, 2018                           1,035,000              1,101,105
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2007 (c)                                 865,000                892,654
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Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                                500,000                575,940
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016 (v)(z)                                500,000                585,910
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,362,844
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TAX - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, "A", 5.5%, 2018                                     $   1,000,000           $  1,029,160
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TOBACCO - 0.5%
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Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                    $     450,000           $    459,490
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UNIVERSITIES - COLLEGES - 8.3%
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Alabama Board of Education Rev., Refunding & Improvement (Southern Union State
---------------------------------------------------------------------------------------------------------------------------------
Community College), MBIA, 5%, 2022                                                           $   1,000,000           $  1,025,590
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Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee
  University), ASST GTY, 4.75%, 2026                                                             1,000,000                987,170
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Auburn University, AL, General Fee Rev., AMBAC, 5%, 2034                                         1,000,000              1,013,640
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Auburn University, General Fee Rev., AMBAC, 5%, 2029                                             1,000,000              1,020,890
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Mobile, AL, Spring Hill College, Educational Building Authority Rev., "A", 5.25%, 2034           1,360,000              1,409,150
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University of Alabama, General Rev., "A", MBIA, 5%, 2029                                         1,000,000              1,022,450
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University of Alabama, University Rev., General Fee, FGIC, 5%, 2021                                525,000                541,349
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                                                                                                                     $  7,020,239
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UTILITIES - MUNICIPAL OWNED - 10.3%
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Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023                              $   1,000,000           $  1,028,250
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2013 (v)(z)                                       500,000                549,430
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 5.838%, 2018 (v)(z)                                     4,500,000              4,737,510
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                892,404
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Alabama Gas District Systems Rev., "A", AMBAC, 5.5%, 2020                           1,000,000              1,066,300
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Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                                                   400,000                410,832
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,684,726
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UTILITIES - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025                                     $   1,000,000           $  1,024,640
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 16.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A", AMBAC,
  6%, 2021                                                                                   $     725,000           $    775,656
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Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C", AMBAC,
  5.75%, 2018                                                                                    1,000,000              1,063,460
---------------------------------------------------------------------------------------------------------------------------------
Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC,
  5.5%, 2016                                                                                      1,000,000              1,001,790
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Alabama Water Pollution Control Authority, Revolving Fund Loan, "B", AMBAC,
  5.5%, 2020                                                                                     1,380,000              1,382,470
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Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC,
  5.75%, 2019                                                                                    1,000,000              1,050,630
---------------------------------------------------------------------------------------------------------------------------------
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                                         750,000                765,375
---------------------------------------------------------------------------------------------------------------------------------
Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026                                      1,000,000              1,021,640
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC, 5%, 2034                               1,365,000              1,396,149
---------------------------------------------------------------------------------------------------------------------------------
Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020                                       750,000                781,260
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC, 5.7%, 2007 (c)                            1,000,000              1,020,590
---------------------------------------------------------------------------------------------------------------------------------
Limestone County, AL, Water Authority, FGIC, 5.5%, 2009 (c)                                      2,650,000              2,750,462
---------------------------------------------------------------------------------------------------------------------------------
Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                                          1,000,000              1,026,530
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Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031                                     100,000                102,601
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                                                                                                                     $ 14,138,613
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  TOTAL MUNICIPAL BONDS                                                                                              $ 83,569,684
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FLOATING RATE DEMAND NOTES - 0.8%
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Chicago, IL, Midway Airport Rev., Second Lien, "A", 4.05%, due 7/03/06                       $     200,000           $    200,000
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Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.98%,
  due 7/06/06                                                                                      500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    700,000
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  TOTAL INVESTMENTS (K)                                                                                              $ 84,269,684
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OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     320,957
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  NET ASSETS - 100.0%                                                                                                $ 84,590,641
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(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $83,569,688 and 99.17% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                  ACQUISITION     ACQUISITION           CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                DATE            COST            MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview
 Apartments), 8%, 2030                                              7/19/2000     $   395,000        $   39,500
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2013               5/20/1999         536,360           549,430
Guam Power Authority Rev., RITES, AMBAC, 5.838%, 2018               5/20/1999       4,376,790         4,737,510
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017      1/06/2000         469,080           555,610
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013        9/30/1999         509,110           575,940
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016        3/31/1999         569,030           585,910
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $7,043,900        8.3%
                                                                                                   ============================

The following abbreviations are used in the Portfolio of Investments and are defined:
BMA             Bond Market Assn.
ETM             Escrowed to Maturity
LIBOR           London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC           AMBAC Indemnity Corp.
ASST GTY        Assured Guaranty Insurance Co.
FGIC            Financial Guaranty Insurance Co.
FHA             Federal Housing Administration
FNMA            Federal National Mortgage Assn.
FSA             Financial Security Assurance, Inc.
GNMA            Government National Mortgage Assn.
MBIA            MBIA Insurance Corp.
XLCA            XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ALABAMA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $ 80,936,362
                                                                   ============
Gross unrealized appreciation                                      $  3,864,354
Gross unrealized depreciation                                          (531,032)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $  3,333,322
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS
                              NOTIONAL PRINCIPAL                                                              UNREALIZED
                                 AMOUNT OF              CASH FLOWS PAID               CASH FLOWS             APPRECIATION
EXPIRATION         CURRENCY      CONTRACT                  BY THE FUND            RECEIVED BY THE FUND      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
12/01/2007            USD       $ 2,000,000          Fixed - 3 Year BMA            Floating - 7 day BMA        $ 28,530
                                                     Swap Index, (2.795%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------
07/13/2016            USD         1,000,000          Fixed - 10 Year BMA           Floating - 7 Day BMA           30,770
                                                     Swap Index, (3.742%)               Swap Index
--------------------------------------------------------------------------------------------------------------------------
11/09/2026            USD           750,000        Floating - 3 Month LIBOR       Fixed - 20 Year LIBOR          (2,257)
                                                          Swap Index               Swap Index, (5.787%)
--------------------------------------------------------------------------------------------------------------------------
11/16/2026            USD         1,000,000         Floating - 3 Month LIBOR      Fixed - 20 Year LIBOR           4,728
                                                          Swap Index               Swap Index, (5.856%)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $  61,771
                                                                                                              ============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) ARKANSAS MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.2%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                                           $   800,000           $    825,728
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas College Savings, "A", 0%, 2017                                                        $ 1,840,000           $  1,115,886
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 6.867%, 2019 (z)(v)                     1,250,000              1,404,600
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                             1,000,000              1,012,470
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2020 (z)(v)                                    3,000,000              3,385,560
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA, 5.25%, 2025      2,000,000              2,155,500
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Community Refunding & Improvement, AMBAC, 5.6%, 2007 (c)                   1,500,000              1,534,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,608,921
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017 (z)(v)                          $   735,000           $    816,747
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2018 (z)(v)                            3,250,000              3,611,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,428,212
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012                                 $ 1,200,000           $    928,668
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013                                   1,000,000                737,510
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014                                   1,150,000                807,150
---------------------------------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015                                   1,100,000                737,594
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District Construction, "C", FSA, 5%, 2017                                1,000,000              1,030,400
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, School District, "A", FSA, 5.4%, 2017                                           1,000,000              1,043,740
---------------------------------------------------------------------------------------------------------------------------------
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028              1,380,000              1,416,680
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033                                  1,500,000              1,468,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,170,647
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center),
  7.25%, 2010(c)                                                                               $   500,000           $    553,360
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Health Refunding (Sister of Mercy), "A",
  MBIA, 5%, 2013                                                                                 4,200,000              4,286,478
---------------------------------------------------------------------------------------------------------------------------------
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024                     750,000                763,635
---------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., Refunding & Improvement, "B", 5.6%, 2021                       1,500,000              1,535,505
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                         750,000                747,337
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center),
  5.8%, 2021                                                                                     1,000,000              1,052,090
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009        400,000                429,772
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022                                       500,000                515,030
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B", 5.25%, 2015                  500,000                518,095
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital), "B", 5.25%, 2016                1,000,000              1,031,060
---------------------------------------------------------------------------------------------------------------------------------
Sebastian County, AR, Health Facilities Improvement (Sparks Regional Medical Center), "A",
  5.25%, 2021                                                                                    1,000,000              1,015,490
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev., Regional Medical Center, "A", 5%, 2035                     1,000,000                964,610
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,412,462
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Evangelical Lutheran Project), "B", AMBAC,
  5.375%, 2009 (c)                                                                             $ 1,315,000           $  1,392,993
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                 $   335,000           $    358,045
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), "A",
  7.75%, 2025                                                                                  $   250,000           $    279,872
---------------------------------------------------------------------------------------------------------------------------------
Camden, AR, Environmental Improvement Rev. (International Paper Co.), "A", 5%, 2018                750,000                727,800
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Improvement (International Paper Co.), "A", 5.55%, 2022              250,000                251,350
---------------------------------------------------------------------------------------------------------------------------------
Pine Bluff, AR, Environmental Refunding (International Paper Co.), "A", 6.7%, 2020                 300,000                321,219
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,580,241
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing (Gorman Towers), "A", GNMA, 5.45%, 2037                    $ 1,000,000           $  1,017,760
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., FGIC, ETM,
  7.4%, 2010 (c)                                                                               $ 4,000,000           $  4,597,200
---------------------------------------------------------------------------------------------------------------------------------
Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011                                 82,737                 84,072
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board Rev., "C", FNMA, 0%, 2014                            2,750,000              1,879,460
---------------------------------------------------------------------------------------------------------------------------------
Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034                              1,850,000              1,883,652
---------------------------------------------------------------------------------------------------------------------------------
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)     1,250,000              1,416,213
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,860,597
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.,"1", 0%, 2011                                      $   175,000           $    118,050
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Single Family Mortgage, "B", GNMA, 4.85%, 2031            1,000,000                978,730
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "B", GNMA,
  5%, 2029                                                                                         215,000                216,655
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "C", GNMA,
  5.35%, 2027                                                                                    1,560,000              1,571,029
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Mortgage Backed Securities Program, "E", GNMA,
  5.4%, 2034                                                                                       790,000                803,311
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 5.125%, 2024       445,000                449,285
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Single Family Mortgage Rev., "B", GNMA, 5.25%, 2035      2,675,000              2,712,423
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Mortgage Backed Securities Program, "B", GNMA, 4.45%, 2034           1,105,000              1,104,691
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, 5.3%, 2023          440,000                443,819
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "D", GNMA,          925,000                933,325
  5.85%, 2024
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Finance Authority, Single Family, Mortgage Backed Securities Program, "I", GNMA,
  5.3%, 2033                                                                                       430,000                432,107
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Housing Development Agency, Single Family Mortgage Program, ETM, 8.375%, 2011 (c)       1,000,000              1,195,990
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Mortgage Backed Securities, "A", 4.375%, 2017                165,000                161,456
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,120,871
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, "A", AMBAC,
  5%, 2040                                                                                     $ 2,500,000           $  2,543,050
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", 5%, 2018                   175,000                178,304
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "B", AMBAC, 5.8%, 2020          500,000                515,895
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,237,249
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax, 7.375%, 2015                           $ 2,790,000           $  3,242,622
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                    1,000,000              1,027,870
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,270,492
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev., Cancer Research Center
  Project, AMBAC, 0%, 2026                                                                     $ 1,550,000           $     584,45
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco Settlement Rev., Cancer
---------------------------------------------------------------------------------------------------------------------------------
Research Center Project, AMBAC, 0%, 2027                                                           670,000                239,130
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                          230,000                234,851
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                            290,000                296,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,354,752
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "B", MBIA, 5.875%, 2010 (c)    $ 2,000,000           $  2,162,420
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", 5%, 2023                      750,000                757,478
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "G", FGIC, 5%, 2022                500,000                516,655
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,436,553
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 17.4%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU (Newport Campus), AMBAC, 5%, 2028                   $   700,000           $    709,667
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), "B",
  5%, 2035                                                                                       1,000,000                996,870
---------------------------------------------------------------------------------------------------------------------------------
Conway, AR, Public Facilities Rev. (Hendrix College), 5.85%, 2006 (c)                            1,000,000              1,004,900
---------------------------------------------------------------------------------------------------------------------------------
Pulaski, AR, Technical College, Student Tuition & Fee Rev., FGIC, 5%, 2029                       1,820,000              1,854,616
---------------------------------------------------------------------------------------------------------------------------------
Siloam Springs, AR, Public Education Facilities, Capital Improvement (John Brown
  University), AMBAC, 5.35%, 2020                                                                  500,000                520,630
---------------------------------------------------------------------------------------------------------------------------------
Univeristy of Arkansas, University Facilities Rev. (Pine Bluff Campus), "A", AMBAC, 5%, 2030     1,000,000              1,026,370
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2026          1,405,000              1,442,415
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2027          1,000,000              1,025,240
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027         3,155,000              3,218,920
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032         2,500,000              2,542,325
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Facilities Rev. (Monticello), AMBAC, 5%, 2025                 1,525,000              1,564,757
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                       3,290,000              3,354,813
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Revenues Facilities, (UAMS Campus), FGIC, 5%, 2028            2,000,000              2,053,820
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, "A", AMBAC, 5%, 2023                                             1,100,000              1,117,094
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5%, 2034                          250,000                252,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,685,390
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas State University Rev., Housing Systems, AMBAC, 5.15%, 2021                            $ 1,240,000           $  1,280,250
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026                                1,000,000              1,044,820
---------------------------------------------------------------------------------------------------------------------------------
Pope County, AR, Residential Housing, Arkansas Tech University Project, "A", 6%, 2027              500,000                493,960
---------------------------------------------------------------------------------------------------------------------------------
University of Central Arkansas, Student Housing Rev., "C", FGIC, 5.25%, 2029                       500,000                516,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,335,735
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Arkansas Power & Light Co.), 6.3%, 2018          $ 1,050,000           $  1,050,578
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Ark, Inc., Project), 4.6%, 2017              750,000                739,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,790,176
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                                                    $   470,000           $    478,686
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010                                      1,650,000              1,728,441
---------------------------------------------------------------------------------------------------------------------------------
North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015                                      6,000,000              6,821,100
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                    1,000,000              1,019,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,047,317
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic Development Rev., "I", AMBAC,                 $   375,000           $    380,486
  5.65%, 2014
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020                                        1,315,000              1,378,212
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)                                       1,000,000              1,052,970
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2019                 2,125,000              2,188,920
---------------------------------------------------------------------------------------------------------------------------------
Fort Smith, AR, Water & Sewer Rev., Refunding & Construction, "A", FSA, 5%, 2021                 2,750,000              2,817,182
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022                                  1,750,000              1,790,005
---------------------------------------------------------------------------------------------------------------------------------
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)                                  765,000                816,798
---------------------------------------------------------------------------------------------------------------------------------
South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038                                      1,000,000              1,013,530
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                1,250,000              1,293,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,731,591
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $125,665,732
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
  University Hospital), "D", 4%, due 7/06/06                                                   $   300,000           $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
  Corp.), "A", 3.98%, due 7/05/06                                                                  100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 4%, due 7/06/06                                       70,000                 70,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                          1,550,000              1,550,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  2,020,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $127,685,732
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.3%                                                                                   2,965,698
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $130,651,430
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $125,667,790 and 98.42% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                          CURRENT      TOTAL %
                                                                         ACQUISITION      ACQUISITION      MARKET      OF NET
 RESTRICTED SECURITIES                                                       DATE             COST         VALUE       ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2020                      3/30/2000      $3,067,320    $3,385,560

Commonwealth of Puerto Rico, Infrastructure, RITES, ETM, 6.867%, 2019       10/05/2000      1,282,225     1,404,600

Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017              1/06/2000         689,548       816,747

Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2018              1/06/2000       3,006,835     3,611,465
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                              $9,218,372       7.1%
                                                                                                       ==============  ==========
The following abbreviations are used in the Portfolio of Investments and are defined:


BMA          Bond Market Assn.
ETM          Escrowed to Maturity
LIBOR        London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC        AMBAC Indemnity Corp.
ASST GTY     Assured Guaranty Insurance Co.
CIFG         CDC IXIS Financial Guaranty
FGIC         Financial Guaranty Insurance Co.
FNMA         Federal National Mortgage Assn.
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Assn.
MBIA         MBIA Insurance Corp.
XLCA         XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES        Residual Interest Tax-Exempt Security


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS ARKANSAS MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                        $ 122,105,480
                                                                      =============
Gross unrealized appreciation                                         $   5,924,658
Gross unrealized depreciation                                              (344,406)
                                                                      -------------
      Net unrealized appreciation (depreciation)                      $   5,580,252
                                                                      =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                              UNREALIZED
                                 AMOUNT OF        CASH FLOWS PAID                 CASH FLOWS                APPRECIATION
EXPIRATION      CURRENCY         CONTRACT            BY THE FUND             RECEIVED BY THE FUND          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
12/01/2007          USD        $ 3,000,000         Fixed - 3 Year BMA       Floating - 7 day BMA            $   42,795
                                                  Swap Index, (2.795%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
07/13/2016          USD          1,500,000         Fixed - 10 Year BMA       Floating - 7 Day BMA               46,155
                                                  Swap Index, (3.742%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
08/02/2021          USD          1,000,000         Fixed - 15 Year BMA       Floating - 7 Day BMA               28,792
                                                  Swap Index, (4.011%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
11/09/2026          USD          1,500,000       Floating - 3 Month LIBOR    Fixed - 20 Year LIBOR              (4,515)
                                                       Swap Index            Swap Index, (5.787%)
--------------------------------------------------------------------------------------------------------------------------
11/16/2026          USD          1,500,000       Floating - 3 Month LIBOR    Fixed - 20 Year LIBOR               7,092
                                                       Swap Index            Swap Index, (5.856%)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            $  120,319
                                                                                                            ==========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS CALIFORNIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
ISSUER                                                                                                SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.1%
----------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5.25%, 2018                                                   $3,500,000      $  3,636,430
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Department of Airports Rev. (Ontario International Airport), "A",
  FGIC, 6%, 2017                                                                                       4,100,000         4,165,477
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Harbor Department Rev.,"B", 5.375%, 2023                                              3,000,000         3,044,190
----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028                                        530,000           525,341
----------------------------------------------------------------------------------------------------------------------------------
Port Oakland, CA, "K", FGIC, 5.75%, 2020                                                               4,000,000         4,199,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 15,570,598
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.9%
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA, 7.353%, 2017 (v)(z)                        $1,500,000      $  1,790,520
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC, 7.423%, 2016 (v)(z)                         3,300,000         3,937,494
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, 6.298%, 2014 (v)(z)                                                            5,405,000         6,281,907
----------------------------------------------------------------------------------------------------------------------------------
State of California, 10%, 2007                                                                         1,055,000         1,129,019
----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.125%, 2025                                                                      2,000,000         2,052,260
----------------------------------------------------------------------------------------------------------------------------------
State of California, 5.25%, 2029                                                                       2,000,000         2,061,480
----------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7.2%, 2008                                                                 1,600,000         1,691,264
----------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 6.3%, 2010                                                                 3,000,000         3,267,390
----------------------------------------------------------------------------------------------------------------------------------
State of California, AMBAC, 7%, 2010                                                                   2,000,000         2,235,640
----------------------------------------------------------------------------------------------------------------------------------
State of California, RITES, "B", 7.298%, 2017 (v)(z)                                                   1,250,000         1,411,275
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 25,858,249
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 16.3%
----------------------------------------------------------------------------------------------------------------------------------
Antelope Valley, CA, (Union High School), "A", MBIA, 5%, 2027                                         $1,500,000      $  1,534,905
----------------------------------------------------------------------------------------------------------------------------------
Butte Glenn Community College District, "A", MBIA, 5%, 2026                                            1,885,000         1,931,145
----------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, Election of 2002, "B", FGIC, 5.5%, 2033                      2,270,000         2,435,256
----------------------------------------------------------------------------------------------------------------------------------
Campbell, CA, Union High School District, FSA, 5%, 2021                                                1,280,000         1,320,384
----------------------------------------------------------------------------------------------------------------------------------
Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020                                    1,185,000         1,286,566
----------------------------------------------------------------------------------------------------------------------------------
Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                                            1,000,000         1,025,480
----------------------------------------------------------------------------------------------------------------------------------
Coast Community College District CA, Capital Appreciation, Election of 2002, "C",
  FSA, 0%, 2033                                                                                        5,000,000         1,167,100
----------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2032                         1,000,000           261,190
----------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, Election of 2001, "C", FGIC, 0%, 2033                         3,000,000           741,510
----------------------------------------------------------------------------------------------------------------------------------
Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026                                       1,200,000         1,287,432
----------------------------------------------------------------------------------------------------------------------------------
Coronado, CA, Union School District, "A", 5.7%, 2020                                                   1,285,000         1,389,265
----------------------------------------------------------------------------------------------------------------------------------
Escondido, CA, Union School District, "A", FSA, 5%, 2026                                               1,000,000         1,021,470
----------------------------------------------------------------------------------------------------------------------------------
Folsom Cordova, CA, Union School District, Facilities Improvement, "A", MBIA, 0%, 2025                 1,505,000           586,438
----------------------------------------------------------------------------------------------------------------------------------
Gilroy Unified School District, Election of 2002, "N", FGIC, 5%, 2027                                  1,190,000         1,223,951
----------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                                              4,275,000         4,464,853
----------------------------------------------------------------------------------------------------------------------------------
Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                                              1,695,000         1,810,667
----------------------------------------------------------------------------------------------------------------------------------
Little Lake, CA, City School District, "A", FSA, 6.125%, 2010 (c)                                      1,035,000         1,131,731
----------------------------------------------------------------------------------------------------------------------------------
Live Oak, CA, School District, Santa Cruz County, Election of 2004, "A", MBIA, 5%, 2033                1,410,000         1,439,850
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, Election of 1997, "E", MBIA, 5.125%, 2027                      5,000,000         5,159,700
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Union School District, RITES, FSA, 6.298%, 2011 (v)(z)                                5,000,000         5,555,600
----------------------------------------------------------------------------------------------------------------------------------
Moreland, CA, School District, Election of 2002, "B", FGIC, 0%, 2028                                   1,440,000           480,053
----------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2025                         1,075,000         1,107,336
----------------------------------------------------------------------------------------------------------------------------------
Moreno Valley, CA, Union School District, Election of 2004, "A", FSA, 5%, 2026                         1,715,000         1,761,922
----------------------------------------------------------------------------------------------------------------------------------
Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                                               2,545,000         2,712,588
----------------------------------------------------------------------------------------------------------------------------------
Mount Diablo, CA, Unified School District, Election of 2002, "N", MBIA, 5%, 2028                       2,000,000         2,046,080
----------------------------------------------------------------------------------------------------------------------------------
Natomas Union School District, Election of 2002, "B", FGIC, 5%, 2028                                   1,430,000         1,464,620
----------------------------------------------------------------------------------------------------------------------------------
Oceanside, CA, Union School District, Election of 2000, "C", MBIA, 5.25%, 2032                         1,940,000         2,021,693
----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                   4,405,000         1,388,236
----------------------------------------------------------------------------------------------------------------------------------
Perris, CA, Union School District, "A", FGIC, 0%, 2027                                                 3,100,000         1,086,147
----------------------------------------------------------------------------------------------------------------------------------
San Gabriel, CA, Union School District, "A" , FSA, 5%, 2024                                            2,000,000         2,055,740
----------------------------------------------------------------------------------------------------------------------------------
San Ysidro, CA, School District, AMBAC, 6.125%, 2021                                                     960,000         1,080,691
----------------------------------------------------------------------------------------------------------------------------------
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                                               2,210,000         2,343,175
----------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                          1,120,000         1,239,112
----------------------------------------------------------------------------------------------------------------------------------
Santa Maria, CA, Joint Union High School District, "A", FSA, 5.375%, 2015 (c)                          1,210,000         1,338,684
----------------------------------------------------------------------------------------------------------------------------------
Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2009 (c)                                      1,100,000         1,167,738
----------------------------------------------------------------------------------------------------------------------------------
Walnut Valley, CA, Union School District, Election of 2000, "E", FSA, 0%, 2028                         1,535,000           511,723
----------------------------------------------------------------------------------------------------------------------------------
Washington, CA, Union School District, Election of 1999, "A", FGIC, 5.625%, 2021                       1,000,000         1,083,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 61,663,031
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.0%
----------------------------------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020                                   $2,000,000      $  2,040,700
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Catholic Healthcare West, "G",
  5.25%, 2023                                                                                          2,000,000         2,049,780
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027           1,000,000         1,006,630
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev., Health Facilities
  (Adventist Health Systems), "A", 5%, 2033                                                            1,750,000         1,737,138
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall
  Memorial Hospital), "A", CHFC, 5%, 2018                                                              2,000,000         2,055,120
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Kaiser Permanente), "A", 5.5%, 2032       2,000,000         2,069,880
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
  (Los Angeles Children's Hospital), 5.125%, 2019                                                      4,000,000         4,098,200
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2007 (c)                   3,645,000         3,497,122
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., CHFC, ETM, 0%, 2008 (c)                   6,345,000         5,829,152
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Health Facilities
  (Memorial Health Services), "A", 6%, 2023                                                            1,500,000         1,621,230
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development, "B", 5.625%, 2042                                        4,000,000         4,202,920
----------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                      470,000           471,847
----------------------------------------------------------------------------------------------------------------------------------
Central California Joint Powers Health Financing (Community Hospitals of Central
  California), 5.625%, 2021                                                                            1,000,000         1,019,310
----------------------------------------------------------------------------------------------------------------------------------
Kaweah Delta Health Care District Rev., 6%, 2034                                                       2,000,000         2,130,020
----------------------------------------------------------------------------------------------------------------------------------
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), 5.625%, 2029                              3,000,000         3,166,620
----------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2009 (c)                                          795,000           852,693
----------------------------------------------------------------------------------------------------------------------------------
Tahoe Forest California Hospital District, "A", 5.85%, 2022                                              205,000           213,245
----------------------------------------------------------------------------------------------------------------------------------
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024                                   500,000           488,830
----------------------------------------------------------------------------------------------------------------------------------
Washington Township, CA, Health Care Rev., 5%, 2018                                                    1,000,000         1,012,750
----------------------------------------------------------------------------------------------------------------------------------
West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029                                    2,000,000         2,112,320
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 41,675,507
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022         $1,000,000      $  1,024,640
----------------------------------------------------------------------------------------------------------------------------------
La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                        1,000,000         1,063,640
----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                      465,000           482,145
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,570,425
----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)          $1,640,000      $  1,789,306
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
  (Browning Ferris, Inc.), "A", 5.8%, 2016                                                            $2,000,000      $  1,943,140
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
  (Waste Management, Inc.), "A", 5.125%, 2031                                                          2,250,000        2,297,048
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
  (Waste Management, Inc.), "A-2", 5.4%, 2025                                                          1,000,000         1,027,350
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,267,538
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                             $  960,000      $  1,026,038
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Del Mar, CA, Race Track Authority Rev., 6.2%, 2006 (c)                                                $1,365,000      $  1,395,658
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP, (Burnham Institute for Medical Research), 5%, 2034                         $1,000,000      $    975,700
----------------------------------------------------------------------------------------------------------------------------------
San Diego County, CA, COP, (Burnham Institute), 6.25%, 2009 (c)                                        2,300,000         2,479,814
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,455,514
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B II", 6.7%, 2015                 $  438,000      $    438,263
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments),
  5.25%, 2025                                                                                          6,000,000         6,130,380
----------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, CA (Equity Residential/Redlands), "A", 5.2%, 2029                               3,000,000         3,053,040
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,621,683
----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020                                                       $1,000,000      $  1,081,880
----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax Rev., "A", ETM, 6.875%, 2007 (c)                         $  480,000      $    489,835
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., "A", 4.95%, 2036                                              $1,000,000      $    987,630
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031                                   30,000            30,487
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities
  Program, "B4", GNMA, 6.35%, 2029                                                                        35,000            35,092
----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010 (c)                                   1,145,000         1,214,467
----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023 (c)                                     2,000,000         2,558,280
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,825,956
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, "N", FGIC, 5.05%, 2026                         $2,500,000      $  2,505,550
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019                                   2,505,000         1,096,814
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                  5,225,000         1,661,289
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,263,653
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West
  County Resource Recovery), "A", 5.125%, 2014                                                        $1,000,000      $  1,007,290
----------------------------------------------------------------------------------------------------------------------------------
South Bayside Waste Management Authority, California Solid Waste System Rev.,
  AMBAC, 5.75%, 2020                                                                                   2,100,000         2,228,226
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,235,516
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
Grossmont, CA, Union High School District, MBIA, ETM, 0%, 2006 (c)                                    $6,000,000      $  5,919,420
----------------------------------------------------------------------------------------------------------------------------------
Pasadena, CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018                                2,995,000         3,293,721
----------------------------------------------------------------------------------------------------------------------------------
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018                                       1,500,000         1,607,235
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 10,820,376
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 14.1%
----------------------------------------------------------------------------------------------------------------------------------
Banning, CA, COP , Water Systems Improvement Project, AMBAC, ETM, 8%, 2019 (c)                        $  925,000      $  1,129,943
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources Power Supply Rev., "C", 5.25%, 2028                           2,500,000         2,572,425
----------------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev., Department of Corrections State Prison, "A", 7.4%, 2010      5,000,000         5,629,900
----------------------------------------------------------------------------------------------------------------------------------
California Public Works Board, Department of Justice, "D", 5.25%, 2020                                 1,565,000         1,626,630
----------------------------------------------------------------------------------------------------------------------------------
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                                                         660,000           663,505
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
  0% to 2010, 4.55% to 2022                                                                            3,000,000         2,380,650
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045       5,500,000         5,483,500
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
  5.5%, 2013 (c)                                                                                       7,000,000         7,601,225
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "B",
  5.625%, 2013 (c)                                                                                     5,000,000         5,466,750
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC, 5.25%, 2027                              3,000,000         3,103,890
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027                                         3,000,000         3,141,540
----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010                                          4,020,000         4,229,683
----------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)                     1,635,000         1,748,371
----------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, City Financing Authority Rev., City Hall & Redevelopment Projects,
  "A", FSA, 5%, 2032                                                                                   2,000,000         2,122,360
----------------------------------------------------------------------------------------------------------------------------------
Salinas, CA, COP, Capital Improvement Projects, "A", 5.7%, 2007 (c)                                    2,200,000         2,294,314
----------------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County, COP, (San Bruno Jail No. 3), AMBAC, 5.25%, 2033                      3,930,000         4,052,223
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 53,246,909
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev., Community Facilities District No. 86-1,
  AMBAC, 5.8%, 2020                                                                                   $3,500,000      $  3,650,080
----------------------------------------------------------------------------------------------------------------------------------
Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel Community), 5.6%, 2017          1,455,000         1,514,073
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                          2,000,000         2,055,740
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                        1,600,000         1,668,304
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  8,888,197
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 7.1%
----------------------------------------------------------------------------------------------------------------------------------
Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                                               $2,415,000      $  2,408,649
----------------------------------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition Project Area, 6.7%, 2014                 605,000           632,358
----------------------------------------------------------------------------------------------------------------------------------
Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills Redevelopment Project,
  "A", 5.5%, 2027                                                                                      3,350,000         3,413,215
----------------------------------------------------------------------------------------------------------------------------------
Huntington Park, CA, Public Financing Rev. Wastewater Systems Project, "A", 6.2%, 2025                 2,000,000         2,036,040
----------------------------------------------------------------------------------------------------------------------------------
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities
  District No. 89-1, 5.7%, 2020                                                                        1,500,000         1,517,475
----------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Irrigation District, COP, Refunding & Capital Improvements, "B", 5.3%, 2022               1,655,000         1,656,341
----------------------------------------------------------------------------------------------------------------------------------
Modesto, CA, Public Financing Authority (John Thurman Field Renovation), 6.125%, 2016                  1,255,000         1,287,944
----------------------------------------------------------------------------------------------------------------------------------
Norco, CA, Special Tax Community Facilities (District No. 2001), "N", AMBAC, 4.75%, 2026               1,700,000         1,684,666
----------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita),
  "A", 5.55%, 2017                                                                                     1,000,000         1,036,400
----------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010              715,000           758,222
----------------------------------------------------------------------------------------------------------------------------------
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015             775,000           826,848
----------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2006 (c)              892,500           913,322
----------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2006 (c)            1,655,000         1,693,611
----------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., "A", 5.25%, 2016                  572,500           585,387
----------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037                  3,000,000         3,023,940
----------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA, 5%, 2037                        2,000,000         2,015,960
----------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), "B", AMBAC, 5.3%, 2020              1,250,000         1,321,650
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 26,812,028
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
  (Gold Country), 0%, 2033                                                                            $4,000,000      $    847,960
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County,
 "A", 0%, 2041                                                                                         2,500,000         2,002,575
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                             2,000,000           129,180
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                             2,000,000            68,060
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2039                 2,645,000         2,958,036
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.25%, 2033                 2,935,000         3,196,714
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,202,525
----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Foothill Eastern Transportation Corridor Agency, California Toll Road Rev., Capital
 Appreciation, "A", 7.1%, 2010 (c)                                                                    $2,500,000      $  2,809,950
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority, California Rev., Capital Appreciation, "A",
  AMBAC, 0%, 2030                                                                                     $8,000,000      $  2,382,960
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 7.4%
----------------------------------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital Appreciation, "A", MBIA, 0%, 2028                    $1,000,000      $    329,800
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036                      1,150,000         1,127,046
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Fresno Pacific University), "A",
  6.75%, 2019                                                                                          2,000,000         2,154,960
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017            2,100,000         2,017,071
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Lutheran University), "C", 5%, 2029                  2,500,000         2,466,000
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Pomona College), "B", 5.875%, 2009 (c)               2,000,000         2,134,560
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Santa Clara University), "A", MBIA,
  5%, 2027                                                                                             1,340,000         1,365,366
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of Los Angeles), "A", 5%, 2029            1,500,000         1,479,795
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
  "B", 6.3%, 2007 (c)                                                                                  1,000,000         1,037,660
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev., Pooled College & University Projects,
  "B", 6.625%, 2020                                                                                    1,000,000         1,101,020
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Notre Dame De Namur University, 6.625%, 2033                         1,000,000         1,041,380
----------------------------------------------------------------------------------------------------------------------------------
Foothill-De Anza, CA, Community College District, Election of 1999, "B" , FGIC,
  0%, 2025                                                                                             1,500,000           589,290
----------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A", 5.25%, 2023                         1,450,000         1,456,496
----------------------------------------------------------------------------------------------------------------------------------
San Mateo County, CA, Community College District, Election of 2005, "A", MBIA, 0%, 2026                3,000,000         1,111,080
----------------------------------------------------------------------------------------------------------------------------------
Santa Monica, CA, Community College District, Election of 2002, "C", MBIA, 0%, 2027                    2,000,000           680,880
----------------------------------------------------------------------------------------------------------------------------------
University of California Rev., RITES, MBIA, 6.048%, 2016 (v)(z)                                        5,705,000         5,985,230
----------------------------------------------------------------------------------------------------------------------------------
University of California, COP, San Diego Campus Projects, "A", 5.25%, 2032                             1,840,000         1,896,801
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 27,974,435
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., Aspire Public
  Schools, (Oakland Project), "A", 7.25%, 2031                                                        $  975,000      $    999,609
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Escondido Charter High School),
  7.5%, 2011 (c)                                                                                       1,000,000         1,178,010
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, COP, 5.7%, 2018                                                                       1,900,000         1,978,983
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,156,602
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric Co.), MBIA, 5.35%, 2016                                                                    $3,500,000      $  3,687,600
----------------------------------------------------------------------------------------------------------------------------------
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), "B", 5%, 2027                            2,500,000         2,506,350
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,193,950
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                              $1,420,000      $  1,523,490
----------------------------------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)                                               1,160,000         1,244,541
----------------------------------------------------------------------------------------------------------------------------------
Northern California Power Agency Public Power Rev., 5.85%, 2010                                          880,000           922,249
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                                  800,000           806,248
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.3%, 2018                                                  250,000           243,513
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013                                         1,000,000           988,740
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,728,781
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 6.4%
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Central Valley Project Rev., "X",
  FGIC, 5%, 2029                                                                                      $2,000,000      $  2,027,240
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., 7%, 2012                                 1,090,000         1,265,708
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)                          405,000           474,012
----------------------------------------------------------------------------------------------------------------------------------
Castaic Lake Water Agency, California Rev., Water Systems Improvement Project, AMBAC, 5.125%, 2030     1,725,000         1,760,069
----------------------------------------------------------------------------------------------------------------------------------
Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019                                      1,000,000         1,064,240
----------------------------------------------------------------------------------------------------------------------------------
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)                         1,065,000         1,171,947
----------------------------------------------------------------------------------------------------------------------------------
Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031                                    4,875,000         4,931,355
----------------------------------------------------------------------------------------------------------------------------------
Mojave, CA, Water Agency, Improvement District (M - Morongo Basin), FGIC, 5.75%, 2006 (c)              2,625,000         2,685,296
----------------------------------------------------------------------------------------------------------------------------------
Southern California Metropolitan Water District Rev., RITES, 7.318%, 2013 (v)(z)                       5,000,000         6,160,200
----------------------------------------------------------------------------------------------------------------------------------
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032       2,750,000         2,786,355
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 24,326,422
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUNICIPAL BONDS                                                                                             $367,333,522
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 3.33%,
  due 7/06/06                                                                                         $  100,000      $    100,000
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "C-2", 3.37%, due 7/06/06                   300,000           300,000
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "C-3", 3.37%, due 7/06/06                   900,000           900,000
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Adventist Hospital), "B",                         300,000           300,000
  3.18%, due 7/03/06
----------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, 3.07%, due 7/03/06                                                                    100,000           100,000
----------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.42%, due 7/06/06                                   50,000            50,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                    $1,750,000
----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                $369,083,522
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                  8,377,299
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                 $377,460,821
----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $367,333,522 and 99.53% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                      CURRENT      TOTAL %
                                                                      ACQUISITION    ACQUISITION       MARKET      OF NET
RESTRICTED SECURITIES                                                     DATE           COST          VALUE       ASSETS
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,             10/22/2001     $1,816,140    $ 1,790,520
7.353%, 2017

Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,              8/05/2002      4,269,738      3,937,494
7.423%, 2016

Los Angeles, CA, RITES, 6.298%, 2014                                    7/20/1999      5,672,548      6,281,907

Los Angeles, CA, Union School District, RITES, FSA,                     3/04/2003      5,808,100      5,555,600
6.298%, 2011

Southern California Metropolitan Water District Rev., RITES,            5/07/2001      5,819,300      6,160,200
7.318%, 2013

State of California, RITES, "B", 7.298%, 2017                           1/03/2000      1,230,275      1,411,275

University of California Rev., RITES, MBIA, 6.048%, 2016                5/21/1999      5,783,273      5,985,230
--------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $31,122,226      8.2%
                                                                                                    ===========      ===

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
--------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
CHFC       California Health Facilities Construction Program
FGIC       Financial Guaranty Insurance Co.
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------
RITES      Residual Interest Tax-Exempt Security
ROLS       Residual Options Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CALIFORNIA MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $353,811,523
                                                              ============
Gross unrealized appreciation                                   16,498,830
Gross unrealized depreciation                                   (1,226,831)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 15,271,999
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS

                          NOTIONAL PRINCIPAL                                                           UNREALIZED
                               AMOUNT OF             CASH FLOWS PAID             CASH FLOWS           APPRECIATION
EXPIRATION    CURRENCY         CONTRACT                BY THE FUND          RECEIVED BY THE FUND     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
12/01/2007       USD          $9,000,000           Fixed - 3 Year BMA       Floating - 7 Day BMA      $ 128,385
                                                   Swap Index (2.795%)           Swap Index
---------------------------------------------------------------------------------------------------------------------
 7/13/2016       USD           3,000,000           Fixed - 10 Year BMA      Floating - 7 Day BMA         92,311
                                                   Swap Index (3.742%)           Swap Index
---------------------------------------------------------------------------------------------------------------------
11/09/2026       USD           3,750,000        Floating - 3 Month LIBOR    Fixed - 20 Year LIBOR       (11,287)
                                                       Swap Index            Swap Index (5.787%)
---------------------------------------------------------------------------------------------------------------------
11/16/2026       USD           3,750,000        Floating - 3 Month LIBOR    Fixed - 20 Year LIBOR        17,730
                                                       Swap Index            Swap Index (5.856%)
---------------------------------------------------------------------------------------------------------------------
07/11/2036       USD           3,000,000          Floating - 7 Day BMA       Fixed - 30 Year BMA       (157,391)
                                                       Swap Index            Swap Index (4.127%)
---------------------------------------------------------------------------------------------------------------------
                                                                                                      $  69,748
                                                                                                      =========
At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) FLORIDA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS FLORIDA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018                                $ 1,000,000           $  1,030,900
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Aviation Authority Rev. (Tampa International Airport), "A",
  FGIC, 5.875%, 2015                                                                               750,000                767,805
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                                             1,000,000              1,068,680
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                                       500,000                513,675
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                          500,000                502,165
---------------------------------------------------------------------------------------------------------------------------------
Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                                               500,000                517,835
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,401,060
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2019 (z)(v)                                  $ 1,000,000           $  1,128,520
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Educational Facilities Authority, "A", AMBAC, 5.5%, 2018                  1,400,000              1,478,694
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, RITES, 5.798%, 2017 (z)(v)                                                     3,000,000              3,242,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,850,154
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, 9.125%, 2014                                       $ 2,600,000           $  3,130,712
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)                                  400,000                524,424
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Public Education, "J", 5%, 2032                                      1,000,000              1,022,880
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027                            1,950,000              2,044,127
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,722,143
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 17.6%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
  Systems, Inc.), "A", 5%, 2030                                                                $   500,000           $    486,920
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev., Health First Inc., 5%, 2034                            500,000                501,110
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                      480,000                510,250
---------------------------------------------------------------------------------------------------------------------------------
Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist Health South
  Florida), 5%, 2029                                                                               535,000                545,331
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                        250,000                261,935
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems),
  5.25%, 2013                                                                                      500,000                512,890
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Rev. (University Community Hospital),
  MBIA, 6.5%, 2019                                                                               1,000,000              1,180,260
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research
  Foundation, Inc.), 6.375%, 2031                                                                  500,000                526,640
---------------------------------------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032                          1,000,000              1,026,310
---------------------------------------------------------------------------------------------------------------------------------
Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems), 5.5%, 2032               1,000,000              1,041,640
---------------------------------------------------------------------------------------------------------------------------------
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032                         750,000                763,755
---------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev., Refunding & Improvement, Health Systems
  (Monroe Regional Health System), 5.5%, 2014                                                      500,000                518,075
---------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                            500,000                526,060
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center), "B",
  5.75%, 2022                                                                                      500,000                522,815
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019              250,000                272,885
---------------------------------------------------------------------------------------------------------------------------------
Miami, FL, Health Facilities Authority Rev. (Catholic Health East), "B", 5.25%, 2028               650,000                663,871
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024           500,000                540,260
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional
  Healthcare), 5.75%, 2012 (c)                                                                   1,000,000              1,094,400
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan Obligated
  Group), 6.5%, 2012 (c)                                                                           500,000                565,390
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care
  System), 5.625%, 2032                                                                            500,000                509,345
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020             300,000                313,794
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center),
  MBIA, 6.625%, 2013                                                                             1,000,000              1,011,130
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
  5.375%, 2034                                                                                     500,000                506,145
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,401,211
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran), 5.7%, 2026             $   250,000           $    246,465
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities),
  8.875%, 2021                                                                                 $   300,000           $    332,214
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), "A",
  6.625%, 2033                                                                                 $   500,000           $    549,870
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                     200,000                216,702
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    766,572
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "B", 5%, 2027                                                             $   500,000           $    493,600
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                         300,000                315,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    809,149
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                    $   140,000           $    142,236
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032 (a)             160,000                175,486
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                500,000                520,405
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    838,127
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead
  Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                     $   500,000           $    558,010
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA,
  5.5%, 2020                                                                                   $ 1,000,000           $  1,047,400
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                          $   200,000           $    199,986
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                   $   500,000           $    498,445
---------------------------------------------------------------------------------------------------------------------------------
Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms Housing Project),
  "A", FNMA, 4.9%, 2032                                                                            500,000                515,795
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Augustine Club Apartments), "D", MBIA,
  5.5%, 2020                                                                                       500,000                517,270
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), AMBAC,
  5.1%, 2018                                                                                     1,085,000              1,096,013
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments Project), Phase II, FSA,
  4.3%, 2012                                                                                       130,000                130,956
---------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-family Rev. (Meridian River Development
  Corp.), 4.75%, 2026                                                                              200,000                196,452
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,954,931
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                                           $ 1,160,000           $  1,197,572
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A", MBIA, 0%, 2032            2,000,000                501,840
---------------------------------------------------------------------------------------------------------------------------------
Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023                                  1,000,000              1,031,140
---------------------------------------------------------------------------------------------------------------------------------
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034                                    815,000                830,078
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 5%, 2020                           250,000                253,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,813,893
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                           $    39,000           $     39,163
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                 95,000                 95,617
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority, Multi-County Program, "A", GNMA, 7.2%, 2033              35,000                 35,309
---------------------------------------------------------------------------------------------------------------------------------
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Subordinated
  Series 3, GNMA, 5.3%, 2028                                                                        70,000                 70,599
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), "A",
  GNMA, 5.2%, 2031                                                                                 485,000                489,874
---------------------------------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022                                   235,000                236,988
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., "A-1", GNMA, 4.85%, 2037                    1,000,000                970,440
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "A 1",
  GNMA, 5.5%, 2035                                                                                 630,000                654,116
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "A", GNMA,
  5.45%, 2034                                                                                      595,000                607,906
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev., Multi-County Program, "B", GNMA,
  6.2%, 2031                                                                                       380,000                384,742
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,584,754
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "1", GNMA, 4.8%, 2031                  $ 1,000,000           $    970,800
---------------------------------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA, 5.85%, 2031                      275,000                279,097
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,249,897
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                $   200,000           $    208,106
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009 (c)                               $ 1,000,000           $  1,062,280
---------------------------------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                                      1,000,000              1,057,770
---------------------------------------------------------------------------------------------------------------------------------
St. Augustine, FL, Capital Improvement Rev., AMBAC, 5%, 2029                                     1,000,000              1,026,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,146,460
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC, 5.25%, 2027              $ 1,500,000           $  1,569,330
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     130,000                132,426
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,701,756
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, "B", 5.2%, 2014                                $   200,000           $    199,612
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Master
  Infrastructure Projects), "B", 5.1%, 2014                                                        200,000                198,962
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Capital Improvement Rev., 5%, 2015             185,000                182,023
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev., "B",
  5%, 2011                                                                                         235,000                233,691
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District , "B-1", 4.875%, 2010                               250,000                248,492
---------------------------------------------------------------------------------------------------------------------------------
Fishawk Community Development District II, "B", 5%, 2007                                            45,000                 44,715
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B", 6.25%, 2009              100,000                100,783
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District, FL, Rev., Capital Improvement,
  "B", 5.4%, 2008                                                                                   25,000                 25,012
---------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                   165,000                164,223
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Special Assessment, "B",
  5.3%, 2009                                                                                       180,000                179,334
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "B", 5%, 2009                95,000                 94,715
---------------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                            95,000                 96,735
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
  5.3%, 2012                                                                                       200,000                198,954
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment Rev. (Parkland Golf
  Country Club), "B-2", 5.125%, 2015                                                               250,000                246,460
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens),
  "B", 5.375%, 2014                                                                                145,000                145,057
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                200,000                196,828
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                              200,000                197,970
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                         100,000                100,584
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                            100,000                100,397
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement Rev., 5.5%, 2010             200,000                200,206
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                               250,000                248,900
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A",
  5.35%, 2036                                                                                      200,000                199,544
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment Rev., "B", 4.875%, 2010          200,000                199,064
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, Special Assessment, "B", 5.125%, 2012            200,000                199,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,001,649
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                                      $   250,000           $    261,695
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                                     250,000                278,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    540,235
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027                           $ 1,000,000           $  1,029,860
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad II R 227 1,
  MBIA, 7.423%, 2020 (z)(v)                                                                    $ 2,500,000           $  3,009,300
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL, Rev. Transportation Improvement, AMBAC, 5%, 2027                             500,000                514,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,523,315
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020         $ 1,185,000           $  1,257,380
---------------------------------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                                              610,000                646,704
---------------------------------------------------------------------------------------------------------------------------------
Florida Finance Authority, Capital Loan Projects, "F", MBIA, 5.125%, 2021                        1,000,000              1,019,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,923,334
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority, Chicagoland Jewish High School
  Project, 6%, 2041                                                                            $   200,000           $    200,274
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C",
  6.75%, 2038                                                                                  $   215,000           $    235,943
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                    200,000                205,522
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    441,465
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                                           $   250,000           $    257,630
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A", FGIC, 0%, 2006 (c)                  1,405,000                573,001
---------------------------------------------------------------------------------------------------------------------------------
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                                                 1,000,000              1,029,000
---------------------------------------------------------------------------------------------------------------------------------
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                                                720,000                757,613
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,617,244
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 14.7%
---------------------------------------------------------------------------------------------------------------------------------
Florida Community Services Corp., AMBAC, 5.5%, 2018                                            $ 1,125,000           $  1,194,457
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority (Bonita Springs Utilities
  Project), MBIA, 6.05%, 2015                                                                    1,000,000              1,016,040
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                                              1,000,000              1,048,690
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                   2,000,000              2,046,760
---------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027                           1,000,000              1,025,760
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                                                   1,500,000              1,530,915
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                                       1,000,000              1,025,030
---------------------------------------------------------------------------------------------------------------------------------
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                                            1,000,000              1,030,520
---------------------------------------------------------------------------------------------------------------------------------
Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                                            940,000              1,052,142
---------------------------------------------------------------------------------------------------------------------------------
Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA, 5%, 2024                    1,000,000              1,030,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,000,834
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 80,110,498
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan
  Program), 4.04%, due 7/03/06                                                                 $   400,000           $    400,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                             50,000                 50,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    450,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $ 80,560,498
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                   1,138,726
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 81,699,224
---------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,486 representing 0.2% of net assets.
(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $80,110,498 and 99.44% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                               ACQUISITION       ACQUISITION          CURRENT           TOTAL % OF
SECURITY                                                           DATE             COST           MARKET VALUE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation,
ROLS, Railroad II R 227 1, MBIA, 7.423%, 2020                    4/25/03         $3,282,600         $  3,009,300

Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2019           3/30/00          1,030,240            1,128,520

State of Florida, RITES, 5.798%, 2017                            4/09/99          3,042,840            3,242,940
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $  7,380,760           9.0%
                                                                                                 ===============================

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA               Bond Market Assn.
ETM               Escrowed to Maturity
LIBOR             London Interbank Offered Rate

Insurers
----------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
CIFG               CDC IXIS Financial Guaranty
FGIC               Financial Guaranty Insurance Co.
FNMA               Federal National Mortgage Assn.
FSA                Financial Security Assurance, Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS FLORIDA MUNICIPAL FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                          $78,114,588
                                                                        ===========
Gross unrealized appreciation                                           $ 2,854,111
Gross unrealized depreciation                                              (408,201)
                                                                        -----------
      Net unrealized appreciation (depreciation)                        $ 2,445,910
                                                                        ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS NOTIONAL PRINCIPAL UNREALIZED

                                        NOTIONAL PRINCIPAL                                                         UNREALIZED
                                            AMOUNT OF         CASH FLOWS PAID             CASH FLOWS              APPRECIATION
EXPIRATION               CURRENCY           CONTRACT            BY THE FUND           RECEIVED BY THE FUND       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
12/1/2007                   USD           $ 2,000,000         Fixed - 3 Year BMA      Floating -7 day BMA $            28,592
                                                             Swap Index (2.795%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
07/13/2016                  USD            1,000,000         Fixed - 10 Year BMA      Floating -7 day BMA              30,770
                                                             Swap Index (3.742%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
08/30/2016                  USD            1,500,000         Fixed - 10 Year BMA      Floating -7 day BMA              26,397
                                                             Swap Index (3.926%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
12/15/2016                  USD            1,000,000         Fixed - 10 Year BMA      Floating -7 day BMA               5,762
                                                             Swap Index (4.108%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
12/14/2018                  USD            1,000,000         Fixed - 12 Year BMA      Floating -7 day BMA               7,224
                                                             Swap Index (4.168%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
08/02/2021                  USD            1,000,000         Fixed - 15 Year BMA      Floating -7 day BMA              28,792
                                                             Swap Index (4.011%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------------
11/16/2026                  USD             900,000           Floating -3 Month       Fixed - 20 Year LIBOR             4,255
                                                              LIBOR Swap Index         Swap Index (5.856%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $   131,792
                                                                                                                  ===========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) GEORGIA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS GEORGIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029                             $   750,000           $    760,875
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034                               1,250,000              1,262,913
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                                                 1,000,000              1,036,940
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Airport Rev., "B", 5.35%, 2028                                                        350,000                350,235
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,410,963
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park Improvement, "A", MBIA, 5%, 2030                             $   500,000           $    511,270
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA (Courthouse Detention Center), 5.625%, 2020                                  1,490,000              1,556,290
---------------------------------------------------------------------------------------------------------------------------------
Gilmer County, GA, Building Authority Rev., Courthouse Project, "A", XLCA, 5%, 2029                500,000                512,770
---------------------------------------------------------------------------------------------------------------------------------
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project),
  5.5%, 2022                                                                                     1,000,000              1,061,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,642,180
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.876%, 2016 (v)(z)                          $   500,000           $    569,950
---------------------------------------------------------------------------------------------------------------------------------
Suwanee, GA, MBIA, 5.25%, 2032                                                                     750,000                777,075
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,347,025
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024                        $   575,000           $    461,903
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                  750,000                813,480
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, School District, 6.375%, 2010                                                 2,000,000              2,105,480
---------------------------------------------------------------------------------------------------------------------------------
Wilkes County, GA, School District, 5%, 2024                                                     1,115,000              1,155,764
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,536,627
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 9.2%
---------------------------------------------------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic Health East Issue), 5.5%, 2032                       $   500,000           $    517,845
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center),
  "A", 6%, 2017                                                                                    350,000                371,669
---------------------------------------------------------------------------------------------------------------------------------
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial
---------------------------------------------------------------------------------------------------------------------------------
Health University), "A", 5.375%, 2026                                                              200,000                205,136
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement Rev.,
  Anticipation Certificates, AMBAC, 5.25%, 2023                                                    750,000                790,365
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                         350,000                339,105
---------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health
  System, Inc.), 5.5%, 2031                                                                        500,000                511,930
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009               220,000                222,420
---------------------------------------------------------------------------------------------------------------------------------
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022             2,000,000              2,055,940
---------------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center
  Project), AMBAC, 5.25%, 2027                                                                     500,000                520,085
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,534,495
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           $   150,000           $    154,419
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste
  Management Project), "A", 5.5%, 2016                                                         $   500,000           $    522,260
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste (Anheuser Busch Project), 5.95%, 2032            $   750,000           $    805,313
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     160,000                171,006
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    976,319
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James),
  5.625%, 2018                                                                                 $   150,000           $    146,619
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017                     1,000,000              1,084,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,231,159
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-Family Housing Rev. (Castaways Apartments),
  "A", GNMA, 5.4%, 2029                                                                        $   595,000           $    611,850
---------------------------------------------------------------------------------------------------------------------------------
Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                                         900,000                905,220
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA, 5.625%, 2031                      750,000                787,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,304,983
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., 5.5%, 2032                                           $ 1,000,000           $  1,002,720
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A", 5.6%, 2032                  675,000                692,651
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A-2", 4.85%, 2037               500,000                480,885
---------------------------------------------------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C-2", 5.1%, 2022                750,000                752,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,928,656
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public
  Purpose Project), AMBAC, 5.625%, 2020                                                        $   500,000           $    528,815
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC,
  5.9%, 2019                                                                                     1,000,000              1,061,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,590,585
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009 (c)                           $   500,000           $    542,700
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Bus & Industrial Development Civic Center Project, "N", AMBAC,
  5.25%, 2025                                                                                      500,000                528,175
---------------------------------------------------------------------------------------------------------------------------------
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029                   400,000                410,468
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project),
  6.25%, 2010 (c)                                                                                  755,000                824,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,306,173
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev., "A", CIFG,
  4.5%, 2036                                                                                   $   750,000           $    715,568
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                               1,000,000              1,041,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,757,528
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                $   150,000           $    152,165
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                  150,000                149,223
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    301,388
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   360,000           $    367,592
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                $   610,000           $    638,139
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                                      $   980,000           $  1,073,904
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), "A",
  5%, 2031                                                                                         265,000                269,529
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), "A",
  5.75%, 2017                                                                                    1,000,000              1,074,620
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2009 (c)                 1,000,000              1,064,530
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Emory University), "A", 5.75%, 2010 (c)                 1,000,000              1,078,810
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & University Authority (Mercer University), 5.75%, 2011 (c)                       500,000                547,815
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009 (c)                                                                              500,000                515,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,624,298
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), "A",
  6%, 2021                                                                                     $   500,000           $    526,155
---------------------------------------------------------------------------------------------------------------------------------
Marietta, GA, Development Authority Rev., Student Housing (Southern Polytech
  University), "A", 6.25%, 2007 (c)                                                              1,000,000              1,050,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,576,225
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020                         $ 1,250,000           $  1,509,175
---------------------------------------------------------------------------------------------------------------------------------
Griffin, GA, Combined Public Utility Rev., Refunding & Improvement, AMBAC, 5%, 2025                500,000                514,980
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), "A", 6.8%, 2012              1,000,000              1,122,050
---------------------------------------------------------------------------------------------------------------------------------
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2026                         350,000                369,138
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,515,343
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 23.9%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                                      $   500,000           $    509,055
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 6.798%, 2016 (v)(z)                           4,000,000              4,799,760
---------------------------------------------------------------------------------------------------------------------------------
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                                                1,000,000              1,048,260
---------------------------------------------------------------------------------------------------------------------------------
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)                         1,000,000              1,088,980
---------------------------------------------------------------------------------------------------------------------------------
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)                                     470,000                509,428
---------------------------------------------------------------------------------------------------------------------------------
Fairburn, GA, Utility Rev., 5.75%, 2020                                                            500,000                523,040
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)                                     1,105,000              1,201,544
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                                          100,000                110,532
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014 (c)                               2,150,000              2,378,696
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2009 (c)                                        1,000,000              1,062,860
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017                             1,000,000              1,082,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,314,613
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 58,580,970
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 4%, due 7/06/06                                                              $   100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                            350,000                350,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    450,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $ 59,030,970
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.4%                                                                                     810,633
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 59,841,603
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $58,580,970 and 99.24% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                           ACQUISITION       ACQUISITION          CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                         DATE              COST           MARKET VALUE         NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
6.798%, 2016                                                4/20/1999         $4,668,400       $ 4,799,760
Puerto Rico Municipal Finance Agency, RITES, FSA,
7.876%, 2016                                                1/06/2000            519,760           569,950
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                     $  5,369,710            9.0%
                                                                                              ================        ========

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                Bond Market Assn.
ETM                Escrowed to Maturity
LIBOR              London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
ASST GTY           Assured Guaranty Insurance Co.
CIFG               CDC IXIS Financial Guaranty
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FNMA               Federal National Mortgage Assn.
FSA                Financial Security Assurance, Inc.
GNMA               Government National Mortgage Assn.
MBIA               MBIA Insurance Corp.
XLCA               XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GEORGIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                   $ 56,324,634
                                                                 ============
Gross unrealized appreciation                                    $  2,820,802
Gross unrealized depreciation                                        (114,466)
                                                                 ------------
     Net unrealized appreciation (depreciation)                  $  2,706,336
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                                   NOTIONAL PRINCIPAL                                                              UNREALIZED
                                        AMOUNT OF          CASH FLOWS PAID                CASH FLOWS              APPRECIATION
EXPIRATION           CURRENCY           CONTRACT             BY THE FUND              RECEIVED BY THE FUND       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------

12/01/2007             USD            $ 1,000,000      Fixed - 3 Year BMA Swap         Floating - 7 day BMA          $ 14,265
                                                           Index (2.795%)                  Swap Index
-------------------------------------------------------------------------------------------------------------------------------
07/13/2016             USD              1,000,000      Fixed - 10 Year BMA Swap        Floating - 7 day BMA            30,770
                                                           Index (3.742%)                  Swap Index
-------------------------------------------------------------------------------------------------------------------------------
08/30/2016             USD              1,500,000      Fixed - 10 Year BMA Swap        Floating - 7 day BMA            26,397
                                                           Index (3.926%)                  Swap Index
-------------------------------------------------------------------------------------------------------------------------------
12/15/2016             USD                500,000      Fixed - 10 Year BMA Swap        Floating - 7 day BMA             2,881
                                                           Index (4.108%)                  Swap Index
-------------------------------------------------------------------------------------------------------------------------------
12/14/2018             USD              1,000,000      Fixed - 12 Year BMA Swap        Floating - 7 day BMA             7,224
                                                           Index (4.168%)                  Swap Index
-------------------------------------------------------------------------------------------------------------------------------
11/09/2026             USD                600,000      Floating - 3 Month LIBOR        Fixed - 20 Year LIBOR           (1,806)
                                                             Swap Index                 Swap Index (5.787%)
-------------------------------------------------------------------------------------------------------------------------------
11/16/2026             USD                600,000      Floating - 3 Month LIBOR        Fixed - 20 Year LIBOR            2,837
                                                             Swap Index                 Swap Index (5.856%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 82,568
                                                                                                                   ============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) MARYLAND MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
ISSUER                                                                                                SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.9%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport),
  "A", AMBAC, 5%, 2027                                                                                $1,000,000      $  1,023,550
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 4.5%
----------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, General Improvement, 4.2%, 2025                                              $  520,000      $    478,785
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                                                                        2,120,000         2,322,227
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                                             1,000,000         1,096,300
----------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Public Facilities, 5.25%, 2009 (c)                                               2,000,000         2,093,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,991,112
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 14.3%
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                                                                      $1,000,000      $    918,940
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                                1,000,000         1,035,970
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, Consolidated Public Improvement, "A", 5.5%, 2008 (c)                                2,000,000         2,071,940
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, 0%, 2007                                                                   5,110,000         4,921,901
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Consolidated Public Improvement, "A", 5%, 2023                             2,000,000         2,078,580
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Unrefunded Balance, Public Improvement, FSA,
  5.375%, 2015                                                                                            80,000            84,606
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2018 (v)(z)                                  1,000,000         1,111,220
----------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2027                             930,000           961,694
----------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2028                             980,000         1,011,948
----------------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation District, General Construction Rev., 5%, 2029                           1,025,000         1,056,898
----------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                             1,620,000         1,727,698
----------------------------------------------------------------------------------------------------------------------------------
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)                                             2,030,000         2,164,954
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 19,146,349
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.0%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Peninsula Regional Medical Center), 5%, 2036                      $1,000,000      $  1,003,110
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),
  "A", 5.75%, 2025                                                                                     1,000,000         1,040,650
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health
  Systems), "A", FSA, 5%, 2023                                                                         1,000,000         1,029,170
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health
  Systems), 5.5%, 2039                                                                                 1,000,000         1,037,250
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County
  General Hospital), 6%, 2037                                                                          1,000,000         1,048,540
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", 6%, 2020                                                                                          245,000           264,355
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health),
  "A", ETM, 6%, 2020 (c)                                                                                 755,000           810,115
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community
  Hospital), 5.5%, 2024                                                                                1,000,000         1,003,640
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial
  Hospital), 5.125%, 2035                                                                              1,000,000           999,240
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan
  Hospital), ETM, 5.7%, 2009 (c)                                                                       1,085,000         1,124,548
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Hospital), 5%, 2021                                                                                    750,000           764,520
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Medical Institutions), "A", 5%, 2037                                                                   750,000           761,760
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health),
  "A", 5.125%, 2034                                                                                    1,000,000         1,005,520
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Issue),
  "B", AMBAC, 5.25%, 2038                                                                              1,500,000         1,622,835
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health),
  5.5%, 2033                                                                                             800,000           822,592
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical
  Center), FSA, 5.625%, 2017                                                                           1,800,000         1,838,358
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel
  Hospital), 6.5%, 2010 (c)                                                                              500,000           550,680
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital),
  "A", 5.5%, 2016                                                                                      1,000,000         1,062,320
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of
  Cecil County Issue), 5.625%, 2032                                                                    1,000,000         1,036,160
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of
  Cecil County Issue), 5%, 2035                                                                          500,000           501,430
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), 6.625%, 2010 (c)                                                                   1,000,000         1,091,620
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical Systems), "B", AMBAC, 5%, 2024                                                               1,000,000         1,033,920
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Upper Chesapeake
  Hospital), "A", FSA, 5.5%, 2020                                                                      2,000,000         2,064,060
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Rev. (Helix Health Issue), AMBAC,
  ETM, 5%, 2027 (c)                                                                                    1,000,000         1,041,360
----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA,
  8.025%, 2022 (v)                                                                                     1,400,000         1,726,592
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Economic Development (Trinity HealthcareGroup), 5.125%, 2022                      500,000           512,410
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 26,796,755
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher & Higher Educational Facilities Authority Rev. (Edenwald),
  "A", 5.4%, 2037                                                                                     $  200,000      $    199,408
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Bradford Oaks
----------------------------------------------------------------------------------------------------------------------------------
Nursing & Rehabilitation Center), 6.375%, 2027                                                         1,000,000         1,002,600
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge),
  "A", 6%, 2035                                                                                          150,000           155,241
----------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034                  400,000           409,136
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,766,385
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B", 6.5%, 2011                         $1,500,000      $  1,587,525
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore
  Resco Retrofit Project), 5%, 2012                                                                   $  690,000      $    696,362
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                        $  375,000      $    400,796
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Authority Economic Development (Baltimore
  Aquarium Project), 5.2%, 2026                                                                       $1,000,000      $  1,031,410
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "B", 5.875%, 2039                                        $  300,000      $    311,679
----------------------------------------------------------------------------------------------------------------------------------
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute
  Project), 5.25%, 2034                                                                                1,600,000         1,648,032
----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Authority Economic Development Rev. (YMCA Baltimore), 8%, 2006 (c)                 2,825,000         2,889,325
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,849,036
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.7%
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                                              $  420,000      $    418,681
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration (Waters Landing II Apartments),
  "A", GNMA, 5.875%, 2033                                                                              1,500,000         1,562,130
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5%, 2034                                             910,000           901,865
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.1%, 2044                                           970,000           961,939
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "A", 5.05%, 2047                                        1,000,000           986,350
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "B", 5%, 2039                                             500,000           494,295
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "D", 5%, 2032                                           1,000,000           984,270
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,309,530
----------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  Medical Institutions), AMBAC, 5%, 2034                                                              $1,500,000      $  1,533,675
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", 7.4%, 2032                         $   40,000      $     40,062
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single Family Collateral, "A", GNMA, 5.6%, 2034                       60,000            60,317
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    100,379
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Housing, "A", 5.875%, 2016                              $1,155,000      $  1,179,913
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Residential, "B", 4.75%, 2019                              785,000           781,915
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration Single Family Program, First
  Series, 5.15%, 2018                                                                                  1,500,000         1,512,405
----------------------------------------------------------------------------------------------------------------------------------
Maryland Community Development Administration, "I", 6%, 2041                                           1,000,000         1,073,280
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed
  Securities, "A", 4.75%, 2023                                                                           180,000           180,049
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority, Mortgage Backed Securities, "A", 4.375%, 2017                     300,000           293,556
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,021,118
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority Solid Waste Rev., 6%, 2006                                $1,100,000      $  1,100,000
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                      $  805,000      $  1,092,264
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                         385,000           522,387
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                                                                         680,000           922,658
----------------------------------------------------------------------------------------------------------------------------------
Howard County, MD, COP, 8.15%, 2021                                                                      450,000           625,626
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,162,935
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.5%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Stadium Authority, Lease Rev. (Convention Center Expansion), AMBAC,
  5.875%, 2012                                                                                        $1,000,000      $  1,009,620
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Lease Development Authority Rev., MBIA, 0%, 2009                           1,500,000         1,325,835
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E", 5.7%, 2010 (c)                      1,235,000         1,306,679
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                                      500,000           575,940
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016 (v)(z)                                    1,520,000         1,781,166
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,999,240
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                         $1,000,000      $  1,027,870
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                        1,000,000         1,042,690
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,070,560
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029                    $1,555,000      $  1,620,652
----------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligations (National Harbor Project), 5.2%, 2034                    500,000           491,495
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,112,147
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                             $  230,000      $    234,851
----------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                                  400,000           406,796
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                              225,000           226,229
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    867,876
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 14.4%
----------------------------------------------------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev. (St. John's College), 5.5%, 2018                             $  750,000      $    766,688
----------------------------------------------------------------------------------------------------------------------------------
Anne Arundel County, MD, Economic Development (Community College Project),
  5.25%, 2028                                                                                          1,600,000         1,668,832
----------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College),
  "A", 5.7%, 2020                                                                                        850,000           871,531
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (College Of Art), 5%, 2030                                            750,000           743,760
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Education (Loyola College), "A", 5%, 2040                                     1,000,000           995,050
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College),
  5.375%, 2025                                                                                           500,000           522,590
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), 5.625%, 2027                                                                            1,400,000         1,437,632
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins
  University), "A", 5%, 2032                                                                           2,000,000         2,023,700
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College),
  "A", MBIA, 5.5%, 2006 (c)                                                                            3,000,000         3,072,121
----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, MD, Rev. Authority (College Arts Center Project), "A", 5%, 2027                     1,950,000         2,001,636
----------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006 (c)                                    1,135,000         1,135,000
----------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008 (c)                                    1,400,000         1,295,854
----------------------------------------------------------------------------------------------------------------------------------
Morgan State University, MD, Academic, MBIA, 6.05%, 2015                                               1,500,000         1,657,545
----------------------------------------------------------------------------------------------------------------------------------
Westminster, MD, Educational Facilities Rev. (McDaniel College), 5.5%, 2032                            1,000,000         1,027,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 19,219,439
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 3.7%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                  $1,000,000      $  1,030,110
----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (University of Maryland College Park Project),
  AMBAC, 5%, 2019                                                                                      1,850,000         1,909,219
----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing (Salisbury), "A", 6%, 2019                     1,000,000         1,036,050
----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University),
  "A", 5.75%, 2029                                                                                     1,000,000         1,004,220
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,979,599
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
  Authority Rev. (Our Lady of Good Council), "A", 6%, 2035                                            $  400,000      $    420,792
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.6%
----------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2015 (v)(z)                                          $1,680,000      $  1,841,918
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024                                          1,500,000         1,528,635
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.334%, 2015 (v)(z)                             1,400,000         1,481,872
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,852,425
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.3%
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC, 5.125%, 2032                        $1,000,000      $  1,033,000
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Rev., LEVRRS, MBIA, 7.12%, 2020 (v)                                                     3,000,000         3,643,500
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Wastewater Rev., Project, "A", MBIA, 5.65%, 2020                                        2,000,000         2,214,500
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                       230,000           251,215
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,142,215
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUNICIPAL BONDS                                                                                             $128,181,210
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 3.5%, due 7/06/06                                                                   $  300,000      $    300,000
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 3.5%, due 7/06/06                                                                      300,000           300,000
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "D", 3.5%, due 7/06/06                                                                      100,000           100,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.48%, due 7/06/06                  350,000           350,000
----------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.48%, due 7/06/06                                    400,000           400,000
----------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.45%, due 7/05/06                                                             1,200,000         1,200,000
----------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.42%, due 7/06/06                                1,900,000         1,900,000
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE DEMAND NOTES                                                                                  $  4,550,000
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(K)                                                                                              $132,731,210
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                      942,653
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                               $133,673,863
----------------------------------------------------------------------------------------------------------------------------------

(c)   Refunded bond.
(k)   As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $128,181,210 and 96.57% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v)   Inverse floating rate security.
(z)   Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                       ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                      DATE           COST       MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2015                   5/20/1999      $1,760,909     $1,841,918
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2018          1/06/2000         905,080      1,111,220
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013            9/30/1999         509,110        575,940
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016            3/31/1999       1,729,851      1,781,166
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.334%, 2015     9/16/1999       1,367,100      1,481,872
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                           $6,792,116        5.1%
                                                                                                      ==========        ===

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------------
LEVRRS     Leveraged Reverse Rate Security
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MARYLAND MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $126,951,536
                                                                ============
Gross unrealized appreciation                                   $  6,255,169
Gross unrealized depreciation                                       (475,495)
                                                                ------------
Net unrealized appreciation (depreciation)                      $  5,779,674
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS

                              NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                   AMOUNT OF               CASH FLOWS PAID                CASH FLOWS            APPRECIATION
EXPIRATION      CURRENCY           CONTRACT                  BY THE FUND            RECEIVED BY THE FUND       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

12/01/2007         USD            $3,000,000             Fixed - 3 Year BMA         Floating - 7 day BMA          $ 42,795
                                                         Swap Index (2.795%)             Swap Index
--------------------------------------------------------------------------------------------------------------------------
07/13/2016         USD             1,000,000             Fixed - 10 Year BMA        Floating - 7 day BMA            30,770
                                                         Swap Index (3.742%)             Swap Index
--------------------------------------------------------------------------------------------------------------------------
08/30/2016         USD             1,500,000             Fixed - 10 Year BMA        Floating - 7 day BMA            26,397
                                                         Swap Index (3.926%)             Swap Index
--------------------------------------------------------------------------------------------------------------------------
11/09/2026         USD             1,250,000          Floating - 3 Month LIBOR      Fixed - 20 Year LIBOR           (3,762)
                                                             Swap Index              Swap Index (5.787%)
--------------------------------------------------------------------------------------------------------------------------
11/16/2026         USD             1,250,000          Floating - 3 Month LIBOR      Fixed - 20 Year LIBOR            5,910
                                                             Swap Index              Swap Index (5.856%)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $102,110
                                                                                                                  ========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

[graphic omitted]

                                                      M F S(SM)
                                                      INVESTMENT MANAGEMENT(R)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.3%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., 6.125%, 2010 (c)                                              $ 1,460,000         $  1,574,712
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                                            2,000,000            2,037,680
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                                          1,275,000            1,327,046
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                                             3,000,000            3,045,900
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "C", 6%, 2010 (c)                                               1,000,000            1,074,530
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                610,000              803,468
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,863,336
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                                                                 $ 3,645,000         $  3,866,324
---------------------------------------------------------------------------------------------------------------------------------
Brookline, MA, 5.375%, 2019                                                                        1,800,000            1,921,194
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009 (c)                                                    1,000,000            1,064,090
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "B", 5.25%, 2028                                                    2,500,000            2,687,525
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009 (c)                                             1,150,000            1,211,859
---------------------------------------------------------------------------------------------------------------------------------
Greater Lawrence, MA, Sanitation District, MBIA,
  5.625%, 2010 (c)                                                                                 1,640,000            1,755,850
---------------------------------------------------------------------------------------------------------------------------------
Lynn, MA, AMBAC, 5.125%, 2018                                                                      3,690,000            3,829,298
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                                 3,000,000            3,222,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "B", 5.75%, 2010 (c)                                              1,000,000            1,065,960
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Consolidated Loan, "C", 5.75%, 2010 (c)                                              1,500,000            1,603,665
---------------------------------------------------------------------------------------------------------------------------------
Middleborough, MA, FGIC, 5.6%, 2010 (c)                                                               75,000               79,790
---------------------------------------------------------------------------------------------------------------------------------
Salisbury, MA, MBIA, 5.25%, 2031                                                                   2,790,000            2,940,883
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2017                                                                       1,000,000            1,057,990
---------------------------------------------------------------------------------------------------------------------------------
Sutton, MA, MBIA, 5.5%, 2019                                                                       1,000,000            1,055,140
---------------------------------------------------------------------------------------------------------------------------------
Westford, MA, FGIC, 5.25%, 2020                                                                    2,250,000            2,371,590
---------------------------------------------------------------------------------------------------------------------------------
Weymouth, MA, MBIA, 5.375%, 2020                                                                   1,250,000            1,317,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,051,631
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority,
  RITES, 8.17%, 2016 (v)(z)                                                                      $ 4,835,000         $  6,040,075
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority, Unrefunded
  Balance, "A", 5.75%, 2018                                                                          320,000              340,080
---------------------------------------------------------------------------------------------------------------------------------
Maynard, MA, MBIA, 5.5%, 2021                                                                      1,000,000            1,076,760
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, FSA, 6.25%, 2009 (c)                                                              1,600,000            1,727,792
---------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, "A", FSA, 6%, 2010 (c)                                                              2,955,000            3,193,114
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,377,821
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                                                            $ 2,165,000         $  2,189,421
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
  FGIC, 6.318%, 2015 (v)(z)                                                                        1,365,000            1,576,766
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
  FGIC, 6.318%, 2016 (v)(z)                                                                        1,430,000            1,657,456
---------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES,
  FGIC, 6.318%, 2018 (v)(z)                                                                        1,565,000            1,828,170
---------------------------------------------------------------------------------------------------------------------------------
Narragansett, MA, Regional School District, AMBAC, 6%, 2019                                        1,720,000            1,855,880
---------------------------------------------------------------------------------------------------------------------------------
Tantasquama, MA, Regional School District, FSA,
  5.375%, 2010 (c)                                                                                 2,000,000            2,127,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,234,873
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.1%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Massachusetts
  Biomedical Research, "C", 6.375%, 2016                                                         $    50,000         $     53,866
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Baystate Medical Center), "F", 5.75%, 2033                                                 2,000,000            2,084,100
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Berkshire Health Systems), 6.25%, 2031                                                     1,350,000            1,419,363
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Caritas Christi), 6.5%, 2012                                                                 500,000              537,445
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Caritas Christi), "B", 6.25%, 2022                                                            20,000               21,237
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Catholic Health East Issue), 5.5%, 2032                                                    1,575,000            1,631,212
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Covenant Health Systems, Inc.), 6.5%, 2017                                                    75,000               82,310
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Covenant Health Systems, Inc.), 6%, 2031                                                   1,000,000            1,070,470
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Jordan Hospital), 5.25%, 2018                                                              1,330,000            1,327,313
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Milford-Whitinsville Regional Hospital), 6.35%, 2032                                          50,000               52,419
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
 . (Milford-Whitinsville Regional Hospital), "C", 5.25%, 2018                                      1,500,000            1,482,870
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Milton Hospital), "C", 5.5%, 2016                                                            800,000              815,104
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (New England Medical Center Hospital), "H",
  FGIC, 5.375%, 2018                                                                               1,000,000            1,060,410
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (New England Medical Center Hospital), "H", FGIC,
  5.375%, 2019                                                                                       815,000              862,930
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (New England Medical Center Hospital), "H",
  FGIC, 5%, 2025                                                                                   1,135,000            1,162,705
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Newton Wellesley Hospital), "G", MBIA, 6.125%, 2015                                        1,000,000            1,040,370
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (North Adams Regional Hospital), "C", 6.625%, 2018                                            475,000              487,763
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Partners Healthcare Systems), 5.75%, 2021                                                    100,000              106,882
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Partners Healthcare Systems), "A", MBIA, 5.375%, 2018                                      2,000,000            2,046,140
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (South Shore Hospital), "F", 5.625%, 2019                                                   2,000,000            2,091,700
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (University of Massachusetts Memorial Hospital),
  6.5%, 2021                                                                                       1,000,000            1,081,480
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (University of Massachusetts), "D", 5%, 2033                                                  500,000              489,840
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Capital
  Appreciation (Mass Biomedical Research), "A", 0%, 2010                                           5,300,000            4,423,857
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,431,786
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance Authority,
  Alzheimer's Center Project, FHA, 5.5%, 2012                                                    $   140,000         $    140,715
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., First
  Mortgage, (Loomis Communities Project), "A", 6.9%, 2032                                            530,000              572,596
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    713,311
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Learning Center for Deaf Children), 6.1%, 2019                                           $ 1,000,000         $  1,011,610
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA,
  5.875%, 2016                                                                                   $ 1,900,000         $  1,986,678
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., Special Facilities
  (U.S. Airways), "A", MBIA, 5.625%, 2011                                                          1,140,000            1,165,262
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,151,940
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste
  Management, Inc.), 5.5%, 2027                                                                  $   750,000         $    784,335
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
  Recovery (Waste Management, Inc.), 6.9%, 2029                                                  $ 1,000,000         $  1,075,210
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,859,545
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource
  Recovery Rev. (Flour Corp.), 5.625%, 2019                                                      $ 1,675,000         $  1,729,488
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch
  Foods, Inc.), 5.6%, 2017                                                                         2,100,000            2,168,691
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities
  Rev. (Hovensa Refinery),  5.875%, 2022                                                             595,000              635,930
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,534,109
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029                                           $   785,000              803,306
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (WGBH
  Educational Foundation), "A", AMBAC, 5.375%, 2012 (c)                                            3,000,000            3,228,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        4,031,906
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Morville House
  Apartments), "A", LOC, 4.95%, 2023                                                               2,500,000         $  2,450,150
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Credit
  Housing-Chelsea Homes), "I-A", 5%, 2024                                                          1,185,000            1,161,193
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                                         720,000              724,846
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                                           1,240,000            1,249,300
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                                         1,565,000            1,569,883
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                                         1,445,000            1,449,075
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., Rental Mortgage,
  "A", AMBAC, 5.7%, 2020                                                                           1,475,000            1,495,916
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", 5%, 2028                                                1,000,000              993,950
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Rev., "E", 5%, 2028                                          1,000,000              989,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,083,763
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128
  Parking Garage), "A", 6%, 2009 (c)                                                             $   450,000         $    484,547
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128
  Parking Garage), "A", 6%, 2009 (c)                                                                 500,000              538,385
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev. (Route 128
  Parking Garage), "A", 6%, 2009 (c)                                                                 250,000              269,193
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,292,125
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Route 3 North Transportation Improvement Associates,
  MBIA, 5.625%, 2010 (c)                                                                         $ 1,500,000         $  1,593,090
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing
  Rev., "102", 5%, 2029                                                                          $ 1,500,000         $  1,489,815
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing
  Rev., "118", 4.75%, 2030                                                                         1,500,000            1,443,315
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing
  Rev., "91", 5.5%, 2031                                                                             565,000              567,571
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, Single Family Housing
  Rev., "122", 4.85%, 2031                                                                         2,000,000            1,969,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,470,161
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden
  Haverhill Associates), 6.7%, 2014                                                              $   600,000         $    651,300
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery
  Rev. (Ogden Haverhill Associates), 5.5%, 2013                                                       25,000               25,965
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery
  Rev. (Ogden Haverhill Associates), 5.6%, 2019                                                    1,925,000            1,980,556
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,657,821
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Visual &
  Performing Arts Project, 6%, 2015                                                              $ 1,235,000         $  1,386,325
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016 (v)(z)                              $ 2,500,000         $  2,929,550
---------------------------------------------------------------------------------------------------------------------------------
University of Massachusetts, Building Authority Project,
  "B", AMBAC, 5.5%, 2010 (c)                                                                       1,400,000            1,487,598
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,417,148
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education
  Loan Rev., "Issue E", AMBAC, 5%, 2015                                                          $    90,000         $     90,557
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education
  Loan Rev., "Issue E", AMBAC, 5.3%, 2016                                                          1,490,000            1,501,682
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Education
  Loan Rev., "Issue G", "A", MBIA, 6.05%, 2017                                                        55,000         $     55,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,647,764
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A",
  5.5%, 2022                                                                                     $ 2,950,000         $  3,032,217
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E",
  5.875%, 2018                                                                                     1,420,000            1,480,620
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,512,837
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment,
  "A", 5.25%, 2030                                                                               $   615,000         $    636,414
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment,
  "A", 5.75%, 2010 (c)                                                                             3,460,000            3,692,858
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Assessment,
  "A", 5%, 2014 (c)                                                                                3,500,000            3,707,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,037,032
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto
  Rico, 5.375%, 2033                                                                             $   665,000         $    679,025
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto
  Rico, 5.5%, 2039                                                                                   400,000              408,708
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto
  Rico, "A", 0%, 2050                                                                              2,000,000              129,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,216,913
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 19.5%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev.,
  "A", XLCA, 5.25%, 2023                                                                         $ 1,000,000         $  1,045,350
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts College Building Authority Project Rev.,
  "A", XLCA, 5%, 2043                                                                              2,110,000            2,130,488
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston
  University), XLCA, 6%, 2059                                                                      1,500,000            1,734,075
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire
  College), 5.7%, 2034                                                                             1,000,000            1,034,420
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts
  College of Pharmacy), "C", 5.75%, 2033                                                           1,000,000            1,042,190
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts
  College of Pharmacy), ETM, 6.625%, 2010 (c)                                                         50,000               54,821
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Mount Holyoke
  College), 5.125%, 2021                                                                           1,000,000            1,040,760
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk
  University), 5.75%, 2009 (c)                                                                     1,000,000            1,057,970
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Suffolk
  University), 5.85%, 2009 (c)                                                                     1,000,000            1,060,750
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New
  England College), 6.125%, 2012 (c)                                                               1,115,000            1,248,900
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., (Olin
  College), "B", XLCA, 5.25%, 2033                                                                 3,000,000            3,120,810
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Higher
  Education (Smith College), 5.5%, 2010 (c)                                                        1,210,000            1,290,743
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, (Clark University),
  "N", XLCA, 5.125%, 2025                                                                          1,500,000            1,551,765
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Authority Rev. (University
  of Massachusetts), "A", FGIC, 5.625%, 2010 (c)                                                   2,170,000            2,332,273
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (Boston College), "K", 5.25%, 2023                                                               4,350,000            4,353,176
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (Simmons College), "D", AMBAC, 6.05%, 2010 (c)                                                   1,745,000            1,904,179
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (Simmons College), "F", FGIC, 5%, 2023                                                             500,000              516,820
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (University of Massachusetts Worcester Campus), "B",
  FGIC, 5.125%, 2019                                                                               1,780,000            1,859,958
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (University of Massachusetts), "A", FGIC, 5.75%, 2010 (c)                                        2,395,000            2,585,666
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev
  (University of Massachusetts), "A", FGIC, 5.85%, 2010 (c)                                        1,200,000            1,300,176
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (University of Massachusetts), "C", MBIA, 5.25%, 2031                                       3,000,000            3,139,200
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (University of Massachusetts), "D", FGIC, 5%, 2029                                          1,500,000            1,534,440
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Wellesley College), "H", 5%, 2033                                                          1,000,000            1,019,470
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Wheelock College), "B", MBIA, 5.5%, 2021                                                   3,275,000            3,446,217
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
  Rev. (Williams College), "H", 5%, 2028                                                           1,000,000            1,025,460
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis
  University), "C", MBIA, 0%, 2009                                                                 1,000,000              873,040
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis
  University), "C", MBIA, 0%, 2010                                                                 1,000,000              834,390
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Brandeis
  University), "C", MBIA, 0%, 2011                                                                   500,000              398,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 44,536,427
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Deerfield
  Academy), "A", 5%, 2028                                                                        $ 1,000,000         $  1,024,620
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston
  Northampton School), 6.5%, 2008 (c)                                                              1,300,000            1,396,044
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian
  Brothers High School), 5.55%, 2019                                                               1,000,000            1,036,650
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Xaverian
  Brothers High School), 5.65%, 2029                                                               1,000,000            1,028,970
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Middlesex
  School Education Project, 5.125%, 2023                                                             500,000              521,075
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Belmont Hill
  School), 5.625%, 2020                                                                            1,150,000            1,196,253
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Concord
  Academy), 5.5%, 2027                                                                             2,000,000            2,067,660
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Dana Hall
  School), 5.9%, 2007 (c)                                                                          1,340,000            1,392,662
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Tabor Academy),
  5.4%, 2018                                                                                       1,000,000            1,045,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,709,384
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Dominion Energy
  Brayton Point, 5%, 2036                                                                        $ 2,000,000         $  1,993,800
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Devens
  Electric Systems), 5.625%, 2016                                                                $   725,000         $    758,154
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Authority General, "A", MBIA, 5%, 2028                                       $   800,000         $    824,688
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust (Pool Program
  Bonds), "10", 5%, 2034                                                                           1,000,000            1,021,940
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust (Pool Program
  Bonds), "10", 5%, 2029                                                                           1,000,000            1,025,320
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, MWRA Program,
  "A", 5%, 2032                                                                                    1,510,000            1,540,819
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Series
  "5", 5.75%, 2009 (c)                                                                               975,000            1,035,626
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust, Unrefunded
  Balance, Series "5",  5.75%, 2017                                                                   25,000               26,450
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FGIC,
  6%, 2010 (c)                                                                                     1,000,000            1,084,470
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "B", MBIA,
  5%, 2035                                                                                         1,000,000            1,024,760
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, General, "J",
  FSA, 5%, 2023                                                                                      500,000              514,470
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC,
  8.723%, 2019 (v)(z)                                                                              4,010,000            5,377,811
---------------------------------------------------------------------------------------------------------------------------------
Springfield, MA, Street & Sewer Commission, General, "A",
  AMBAC, 5%, 2021                                                                                  1,000,000            1,040,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,517,234
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $222,091,846
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev
  (Presbyterian University Hospital), "D", 4%, due 7/06/06                                       $   300,000         $    300,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev
  (Scott & White Memorial Hospital), 4.03%, due 7/07/06                                              100,000              100,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev
  (University of Texas Medical Center), 4.03%, due 7/03/06                                           800,000              800,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%,
  due 7/06/06                                                                                      1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL FLOATING RATE DEMAND NOTES                                                                                   $ 2,200,000
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS(k)                                                                                              $224,291,846
---------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                                   3,989,291
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                                               $228,281,137
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006 the fund held securities fair valued in accordance with  the policies adopted by the Board of Trustees, aggregating $222,091,846 and 99.02% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                          ACQUISITION       ACQUISITION            CURRENT             TOTAL % OF
RESTRICTED SECURITIES                                        DATE               COST             MARKET VALUE          NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District,             5/05/1999         $1,501,582           $1,576,766
RITES, FGIC, 6.318%, 2015
Dudley-Charlton, MA, Regional School District,             5/05/1999         1,558,414            1,657,456
RITES, FGIC, 6.318%, 2016
Dudley-Charlton, MA, Regional School District,             5/05/1999         1,687,884            1,828,170
RITES, FGIC, 6.318%, 2018
Massachusetts Bay Transportation Authority,
RITES, 8.17%, 2016                                         4/19/2000         5,484,534            6,040,075
Massachusetts Water Resources Authority, RITES,
FGIC, 8.723%, 2019                                         3/16/2000         4,742,707            5,377,811
Puerto Rico Public Finance Corp., RITES,
AMBAC, 6.598%, 2016                                        3/31/1999         2,845,150            2,929,550
----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $19,409,828              8.5%
                                                                                                 ===========              ====

The following abbreviations are used in the Portfolio of Investments and are defined:
BMA       Bond Market Assn.
ETM       Escrowed to Maturity
LIBOR     London Interbank Offered Rate
LOC       Letter of Credit

Insurers
----------------------------------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FSA       Financial Security Assurance, Inc.
MBIA      MBIA Insurance Corp.
XLCA      XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------------
RITES     Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS MUNICIPAL BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                              $   213,244,633
                                                                            ===============
Gross unrealized appreciation                                               $    11,484,262
Gross unrealized depreciation                                                      (437,049)
                                                                            ---------------
Net unrealized appreciation (depreciation)                                  $    11,047,213
                                                                            ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS
                             NOTIONAL PRINCIPAL                                                      UNREALIZED
                                 AMOUNT OF       CASH FLOWS PAID               CASH FLOWS           APPRECIATION
EXPIRATION         CURRENCY      CONTRACT          BY THE FUND              RECEIVED BY THE FUND   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
12/01/2007          USD          $5,000,000      Fixed - 3 Year BMA         Floating - 7 day BMA      $  71,325
                                                 Swap Index (2.795%)            Swap Index
-----------------------------------------------------------------------------------------------------------------
07/13/2016          USD          1,000,000       Fixed - 10 Year BMA        Floating - 7 day BMA         30,770
                                                 Swap Index (3.742%)            Swap Index
-----------------------------------------------------------------------------------------------------------------
12/15/2016          USD          2,500,000       Fixed - 10 Year BMA        Floating - 7 day BMA         14,405
                                                 Swap Index (4.108%)            Swap Index
-----------------------------------------------------------------------------------------------------------------
11/09/2026          USD          2,250,000       Floating - 3 Month LIBOR   Fixed - 20 Year LIBOR        (6,772
                                                 Swap Index                 Swap Index (5.787%)
-----------------------------------------------------------------------------------------------------------------
11/16/2026          USD          2,500,000       Floating - 3 Month LIBOR   Fixed - 20 Year LIBOR        11,820
                                                 Swap Index                 Swap Index (5.856%)
-----------------------------------------------------------------------------------------------------------------
                                                                                                     $  121,548
                                                                                                   ==============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.5%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority, Airport Rev., "A", AMBAC, 5%, 2031                   $ 1,510,000           $  1,535,594
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.423%, 2016 (z)(v)                                   $ 3,110,000           $  3,710,790
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2010                                                              1,660,000              1,786,243
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, MBIA, 6.25%, 2011                                                              1,285,000              1,403,708
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson, Mississippi) FSA, 5.25%, 2020           620,000                665,700
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway
  Construction, "N", FGIC, 5%, 2026                                                              1,000,000              1,016,610
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                   500,000                515,260
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,098,311
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)                                             $ 1,000,000           $  1,061,850
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017 (z)(v)                              750,000                833,415
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,895,265
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021                                             $ 1,000,000           $  1,018,480
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010 (c)                                 1,000,000              1,071,120
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                                        2,000,000                848,420
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                                        1,000,000                396,990
---------------------------------------------------------------------------------------------------------------------------------
Madison County, MS, School District, "A", MBIA, 5.875%, 2016                                     1,500,000              1,587,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,922,475
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 16.6%
---------------------------------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev. (Magnolia Regional Health Center), AMBAC,
  5.75%, 2013                                                                                  $ 1,000,000           $  1,014,700
---------------------------------------------------------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021           400,000                397,516
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                            500,000                508,210
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.125%, 2015                    2,250,000              2,252,677
---------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital) MBIA, 6.2%, 2018                      1,000,000              1,001,230
---------------------------------------------------------------------------------------------------------------------------------
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation) AMBAC, 5.6%, 2012                   2,055,000              2,128,939
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Hospital Rev. (South Central Regional Medical Center), 5.5%, 2017              1,000,000              1,012,450
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Adams County Hospital) FSA, 5.75%, 2016        1,000,000              1,011,690
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center) MBIA,
  6.5%, 2010                                                                                     1,190,000              1,203,685
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Medical Center) MBIA,
  6%, 2013                                                                                         750,000                758,438
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare),
  "B-1", 5%, 2024                                                                                1,000,000                999,930
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General
  Hospital) FSA, 5.625%, 2020                                                                    1,000,000              1,061,790
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement,
  Southwest Regional Medical Center, 5.5%, 2019                                                    250,000                256,628
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest
  Regional Medical Center, 5.75%, 2023                                                             250,000                257,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,865,723
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027                  $   250,000           $    246,987
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                 $   210,000           $    224,446
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev. (International Paper Co.) "A", 5.8%, 2021          $   500,000           $    507,445
---------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser
  Co.), 6.8%, 2022                                                                               1,250,000              1,455,638
---------------------------------------------------------------------------------------------------------------------------------
Warren County, MS, Environmental Improvement Rev. (International Paper Co.),"A", 4.4%, 2015        750,000                703,732
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,666,815
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
  6.25%, 2017                                                                                  $ 1,150,000           $  1,169,952
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev, "B-2", GNMA, 6.375%, 2032                      $   505,000           $    521,216
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.3%, 2031                             195,000                202,498
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 5.3%, 2023                           725,000                736,970
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.95%, 2031                          310,000                316,538
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                           300,000                308,577
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 6.625%, 2027                           235,000                236,309
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B", GNMA, 5.3%, 2035                             805,000                819,063
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "B-2", GNMA, 6.45%, 2033                          540,000                561,703
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "C", GNMA, 4.95%, 2025                            840,000                838,925
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "F", GNMA, 7.55%, 2027                            159,000                160,557
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., GNMA, 6.5%, 2024                                  825,000                827,731
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,530,087
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 15.9%
---------------------------------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                                              $   430,000           $    442,350
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Correctional Facilities), "A", AMBAC,
  5.125%, 2025                                                                                   1,000,000              1,032,470
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility
  Authority), 5.25%, 2031                                                                          905,000                919,761
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Hinds County Public Improvements), FSA,
  5.25%, 2030                                                                                    1,110,000              1,150,182
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.),
  5.1%, 2020                                                                                     1,000,000              1,021,790
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center)
  AMBAC, 6%, 2013 (c)                                                                              750,000                843,398
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023              750,000                736,290
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities),
  5.875%, 2014                                                                                     375,000                392,122
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Southaven, MS, Recreation Facilities),
  6.2%, 2020                                                                                       400,000                420,988
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC,
  5%, 2026                                                                                       1,000,000              1,007,030
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway Construction
  Project), FGIC, 5%, 2024                                                                       1,000,000              1,021,490
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tunica County Highway Construction
  Project), FGIC, 5%, 2025                                                                       1,000,000              1,020,090
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), "A", AMBAC, 5%, 2017        785,000                804,115
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (z)(v)                                500,000                575,940
---------------------------------------------------------------------------------------------------------------------------------
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)                                    1,750,000              1,891,785
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,279,801
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District Authority Hotel Occupancy Tax Rev., "A", CIFG,
  4.5%, 2036                                                                                   $   750,000           $    715,567
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     135,000                137,519
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    853,086
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   230,000           $    234,851
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                            350,000                355,947
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    590,798
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge) AMBAC,
  5.1%, 2019                                                                                   $ 1,175,000           $  1,217,088
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.1%
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), "A",
  FGIC, 5%, 2029                                                                               $ 3,100,000           $  3,147,120
---------------------------------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center),
  AMBAC, 5.125%, 2027                                                                              750,000                769,852
---------------------------------------------------------------------------------------------------------------------------------
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical
  Center), "B", AMBAC, 5.5%, 2023                                                                1,000,000              1,099,350
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016                  1,000,000              1,052,710
---------------------------------------------------------------------------------------------------------------------------------
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021                      250,000                255,487
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Valley State University, Educational Building Corp., MBIA, 5.5%, 2021                  890,000                931,625
---------------------------------------------------------------------------------------------------------------------------------
University of Mississippi, Educational Building Corp. (Performing Arts Center), AMBAC,
  5.25%, 2009 (c)                                                                                1,000,000              1,038,960
---------------------------------------------------------------------------------------------------------------------------------
University of Southern Mississippi, Educational Building Corp. Rev., "B", FSA, 5%, 2032          1,000,000              1,017,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,312,664
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2013 (z)(v)                                   $ 1,000,000           $  1,098,860
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply
  Project), "A", XLCA, 5%, 2026                                                                  1,000,000              1,016,790
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)       1,010,000              1,064,287
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                                       875,000                892,404
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,072,341
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)                                 $   420,000           $    436,771
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
  Management) FSA, 5.25%, 2021                                                                   1,270,000              1,349,616
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste
  Management) FSA, 5.05%, 2027                                                                   1,610,000              1,668,668
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project) FSA,
  5.625%, 2012 (c)                                                                                 500,000                551,325
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), "A",
  FGIC, 5.25%, 2012 (c)                                                                          2,000,000              2,134,100
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project)
  FSA, 5%, 2029                                                                                  2,000,000              2,026,600
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project),
  FGIC, 5%, 2032                                                                                   250,000                253,285
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water &
  Sewer Systems Project, "N", FSA, 5%, 2030                                                      1,000,000              1,016,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,437,195
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $ 79,918,628
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
  University Hospital), "D", 4%, due 7/06/06                                                   $   200,000           $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "B", 4.08%, due 7/03/06                             100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 3.98%, due 7/06/06                              350,000                350,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    650,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $ 80,568,628
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 3.7%                                                                                   3,056,420
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $ 83,625,048
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $79,918,639 and 99.19% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                                        TOTAL %
                                                                 ACQUISITION          ACQUISITION       CURRENT        OF NETY
RESTRICTED SECURITIES                                               DATE                 COST         MARKET VALUE      ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.423%, 2016             8/05/2002           $4,023,905   $    3,710,790

Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2013             5/20/1999            1,072,720        1,098,860

Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017    1/06/2000              703,620         833,415

Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013      9/30/1999              509,110         575,940
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                         $   6,219,005        7.4%
                                                                                                  =================    ========

The following abbreviations are used in the Portfolio of Investments and are defined:

Insurers
-------------------------------------------------------------------------------------------------------------------------------
MBIA               MBIA Insurance Corp.
GNMA               Government National Mortgage Assn.
FSA                Financial Security Assurance, Inc.
FGIC               Financial Guaranty Insurance Co.
CIFG               CDC IXIS Financial Guaranty
AMBAC              AMBAC Indemnity Corp.
XLCA               XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------------
ROLS               Residual Options Longs
RITES              Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MISSISSIPPI MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                         $78,449,082
                                                                       ===========
Gross unrealized appreciation                                          $ 2,573,684
Gross unrealized depreciation                                             (454,138)
                                                                       -----------
      Net unrealized appreciation (depreciation)                       $ 2,119,546
                                                                       ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                               NOTIONAL PRINCIPAL                                                             UNREALIZED
                                  AMOUNT OF          CASH FLOWS PAID                 CASH FLOWS              APPRECIATION
EXPIRATION         CURRENCY       CONTRACT             BY THE FUND               RECEIVED BY THE FUND        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
12/01/2007          USD         $ 2,000,000        Fixed - 3 Year BMA             Floating - 7 day BMA          $ 28,530
                                                  Swap Index, (2.795%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
07/13/2016          USD           1,000,000       Fixed - 10 Year BMA            Floating - 7 Day BMA             30,770
                                                  Swap Index, (3.742%)                Swap Index
---------------------------------------------------------------------------------------------------------------------------
11/09/2026          USD             850,000     Floating - 3 Month LIBOR         Fixed - 20 Year LIBOR            (2,558)
                                                       Swap Index                 Swap Index, (5.787%)
---------------------------------------------------------------------------------------------------------------------------
11/16/2026          USD             850,000     Floating - 3 Month LIBOR         Fixed - 20 Year LIBOR             4,019
                                                       Swap Index                 Swap Index, (5.856%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                $ 60,761
                                                                                                            ===============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) NEW YORK MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.6%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One
  Group), 5.5%, 2024                                                                             $ 1,000,000         $  1,042,000
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                                            1,500,000            1,539,210
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, (132nd Series), 5%, 2033                                                   2,000,000            2,035,160
---------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA,
  6.25%, 2015                                                                                      1,000,000            1,127,190
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,743,560
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.353%, 2017 (v)(z)                                     $ 1,350,000         $  1,611,468
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Health Systems Rev. (Nassau County), FSA, 6%, 2009 (c)                          1,000,000            1,077,320
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2026                                                                        1,500,000            1,525,110
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "D", 5%, 2028                                                                        2,000,000            2,028,400
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 6%, 2010 (c)                                                                      990,000            1,070,794
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.375%, 2017                                                                    1,250,000            1,316,375
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C-1", 5.25%, 2025                                                                   1,000,000            1,039,410
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5%, 2028                                                                        2,000,000            2,028,680
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", FGIC, 5.5%, 2026                                                                  200,000              203,362
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Unrefunded, "A", 6%, 2019                                                               10,000               10,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,911,609
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                                         $   140,000         $    144,873
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028                $ 1,720,000         $  1,824,696
---------------------------------------------------------------------------------------------------------------------------------
North Babylon, NY, Union Free School District, "A", FGIC, 5.5%, 2018                               2,415,000            2,539,783
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2012 (c)                                  500,000              591,125
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2013 (c)                                  500,000              601,805
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2014 (c)                                  500,000              612,005
---------------------------------------------------------------------------------------------------------------------------------
Port Byron, NY, Central School District, AMBAC, ETM, 7.4%, 2015 (c)                                  500,000              621,190
---------------------------------------------------------------------------------------------------------------------------------
Rome, NY, City School District, FSA, 5.5%, 2009 (c)                                                1,000,000            1,053,820
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2008                              550,000              587,048
---------------------------------------------------------------------------------------------------------------------------------
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009                              550,000              603,361
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,034,833
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.35%, 2017                                                              $   155,000        $    156,699
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women's
  Christian Assn.), "A", 6.4%, 2029                                                                  490,000              491,588
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot Ogden
  Medical Center), "A", 5%, 2029                                                                     750,000              744,840
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Industrial Development Agency, Civic Facilities Rev. (Arnot Ogden
  Medical Center), "B", 5%, 2029                                                                   1,000,000              993,120
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer
  Hospital), "A", 5.75%, 2009                                                                        615,000              621,408
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                                 1,000,000              991,470
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore
  Health Systems), "D", 5,625, 2010                                                                  500,000              522,420
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Montefiore Medical Center), AMBAC, 5.25%, 2019                    810,000              844,449
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2033                 250,000              260,647
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043                       1,500,000            1,561,785
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), 5.5%, 2026                                                                                250,000              253,087
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), "C", 5.5%, 2026                                                                           500,000              506,175
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "B", 6.375%, 2031                                                            495,000              500,499
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Health & Hospital Corp. Rev., "A", 5.25%, 2017                                         760,000              783,347
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington
  Hospital), "C", 5.875%, 2032                                                                     1,000,000            1,036,420
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside
  Hospital), "A", 7.125%, 2031                                                                       500,000              517,490
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,785,444
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish          $   385,000         $    410,849
---------------------------------------------------------------------------------------------------------------------------------
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev.,
  Continuing Care Retirement (Kendal On Hudson), "A", 6.5%, 2034                                     300,000              313,416
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    724,265
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs
  Facility), "B-1", 6.5%, 2017                                                                   $   205,000         $    212,060
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC,
  5%, 2023                                                                                           695,000              714,787
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033                               500,000              525,775
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,452,622
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (American Airlines, Inc.), 7.625%, 2025         $   350,000         $    404,218
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev.
  (Bristol-Myers Squibb Co.), 5.575%, 2024                                                       $ 1,000,000         $  1,098,340
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                       430,000              459,580
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,557,920
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 5.55%, 2014                                                                      $   750,000         $    780,712
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 6.15%, 2021                                                                        1,000,000            1,025,640
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International
  Paper Corp.), 6.45%, 2023                                                                          700,000              741,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,547,477
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty IAC/InterActiveCorp,
  5%, 2035                                                                                       $   500,000         $    483,790
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal),
  "A", 5%, 2027                                                                                  $ 1,000,000         $  1,025,800
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev., Multi-Family Housing, "A", 5.1%, 2041                      $   840,000         $    840,806
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "C", 5%, 2026                                          500,000              500,520
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "E", 4.65%, 2025                                     1,000,000            1,010,270
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., 5.5%, 2034                     2,000,000            2,034,660
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Housing Development Corp., Multi-Family Housing Rev., "C",
  5.6%, 2019                                                                                         400,000              418,488
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,804,744
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development Authority Rev., "A", MBIA, 5.375%, 2021                   $   475,000         $    505,652
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015                                                        $ 2,000,000         $  2,001,720
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.8%, 2020                                                          1,555,000            1,591,465
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., 5.1%, 2024                                                          2,000,000            2,010,000
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "130", 4.75%, 2030                                                  1,500,000            1,443,465
---------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev., "B", 5.85%, 2018                                                      845,000              873,586
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,920,236
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev., (American
  Ref-fuel), "C", 5.625%, 2024                                                                   $   850,000         $    888,514
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018                               $   800,000         $    893,824
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)                                 1,700,000            1,845,843
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (School Program), 6.25%, 2020                                         1,690,000            1,836,743
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.375%, 2010 (c)                                  1,500,000            1,591,950
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (State University), 5.875%, 2017                                      1,130,000            1,269,476
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Upstate Community Colleges), "A", FSA, 6%, 2010 (c)                  1,010,000            1,096,648
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special Program Rev., "A", AMBAC, 5.25%, 2015                   715,000              749,885
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,284,369
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City University), "A", 5.625%, 2016                                $ 2,450,000         $  2,682,113
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2020                       2,500,000            2,644,975
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "A", MBIA, 5.75%, 2010 (c)                  5,000                5,310
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "B", MBIA, 5.25%, 2011 (c)                385,000              408,847
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, "D", FSA, 5.25%, 2010 (c)                  35,000               36,790
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "B", MBIA,
  5.25%, 2031                                                                                        830,000              857,324
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, "D", FSA,
  5.25%, 2030                                                                                         70,000               72,610
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "B", MBIA,
  5.25%, 2011 (c)                                                                                    785,000              831,755
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority, Mental Health Services Facilities Improvement, "D",
  FSA, 5.25%, 2010 (c)                                                                               895,000              940,770
---------------------------------------------------------------------------------------------------------------------------------
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022                      1,000,000            1,042,230
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (Correctional Facilities) AMBAC, 0%, 2009                         5,000,000            4,524,550
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015                             2,750,000            2,988,013
---------------------------------------------------------------------------------------------------------------------------------
New York, NY Industrial Development Agency (American National Red Cross Project), AMBAC,
  5%, 2036                                                                                           500,000              509,890
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                                          2,000,000            2,124,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,670,117
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5.75%, 2009 (c)                          $ 2,730,000         $  2,903,055
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., "A", 5%, 2026                                   1,000,000            1,028,130
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,931,185
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization Corp., 0%, 2047                                    $ 8,000,000         $    653,120
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                              400,000              406,796
---------------------------------------------------------------------------------------------------------------------------------
New York County Tobacco Trust II, 5.625%, 2035                                                       800,000              815,640
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C",
  0%, 2060                                                                                         5,000,000               87,600
---------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY, "1", 5%, 2034                                                                       750,000              725,993
---------------------------------------------------------------------------------------------------------------------------------
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045                                    500,000              481,015
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,170,164
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 8.5%
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2008 (c)                                   $   200,000         $    206,100
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., "E", 5.25%, 2015                                         1,300,000            1,336,231
---------------------------------------------------------------------------------------------------------------------------------
Niagara Falls, NY, Bridge Commission Toll Rev., RITES, FGIC, 6.308%, 2015 (v)(z)                   3,500,000            3,970,540
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                                       1,000,000            1,013,520
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)                                   1,000,000            1,075,220
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, RITES, ETM, 6.808%, 2017 (v)(z)                     5,000,000            5,875,300
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, "A" , MBIA, 5%, 2032                      310,000              316,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,793,161
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, AMBAC, ETM, 5.75%, 2013 (c)                      $   825,000         $    883,278
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)              750,000              823,530
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, ETM, 7.375%, 2008 (c)                                755,000              780,232
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)                             2,000,000            2,136,680
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025                                     2,500,000            2,564,950
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority, NY, Commuter Facilities Rev., FGIC,
  5.25%, 2011 (c)                                                                                  1,000,000            1,060,630
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "A", FSA, 5.8%, 2010 (c)                 20,000               21,488
---------------------------------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev., Highway & Bridges, "B-1", FGIC, 5.4%, 2010               2,000,000            2,121,260
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., "Y", 5%, 2036                                 1,700,000            1,701,309
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,093,357
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)              $ 1,000,000         $  1,109,820
---------------------------------------------------------------------------------------------------------------------------------
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community
  College), "A", 6.4%, 2019                                                                          500,000              552,545
---------------------------------------------------------------------------------------------------------------------------------
Hempstead Town, NY, Industrial Development Agency, Civic Facilities Rev. (Hofstra
  University), MBIA, 5.8%, 2015                                                                    1,500,000            1,532,520
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Fordham University), AMBAC, 7.2%, 2015                             20,000               20,034
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (St. John's University), "A", MBIA, 5%, 2017                       300,000              311,460
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Yeshiva University), AMBAC, 5.125%, 2034                        1,000,000            1,036,780
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College),
  5.625%, 2021                                                                                       750,000              793,343
---------------------------------------------------------------------------------------------------------------------------------
Schenectady, NY, Industrial Development Agency, Civic Facilities Rev. (Union College),
  "A", AMBAC, 5%, 2032                                                                             2,000,000            2,032,980
---------------------------------------------------------------------------------------------------------------------------------
Utica, NY, Industrial Development Agency, Civic Facilities Rev. (Utica College), "A",
  5.3%, 2008                                                                                         110,000              110,823
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,500,305
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New York University), "A", FGIC, 5%, 2029                     $ 1,000,000         $  1,025,800
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water Facilities Rev. (NY American Water Co.),
  8.85%, 2015                                                                                    $ 2,500,000         $  2,532,300
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, "B-1", AMBAC, 6.338%, 2014 (v)(z)                              $   500,000         $    548,190
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, Electrical Systems Rev., "C", 5.5%, 2021                                400,000              423,704
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., 5.25%, 2040                                                         3,000,000            3,096,360
---------------------------------------------------------------------------------------------------------------------------------
New York Power Authority Rev., "A", 5%, 2021                                                       1,000,000            1,034,590
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., 5.5%, 2017                                              200,000              201,562
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,304,406
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 12.2%
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024                   $ 1,005,000         $  1,033,019
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025                     1,500,000            1,544,250
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029                     2,000,000            2,056,680
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010                         175,000              187,114
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010                        165,000              165,221
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010                          70,000               70,104
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010                    945,000            1,008,636
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010                  1,115,000            1,190,084
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031                           1,005,000            1,058,064
---------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley
  Water Co.), "B", AMBAC, 6.15%, 2024                                                              1,500,000            1,502,490
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.5%, 2010 (c)                       1,850,000            1,973,728
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", 5%, 2027                        1,500,000            1,529,910
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "A", ETM, 6%, 2010                     620,000              667,362
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., "B", AMBAC, 5%,                      1,500,000            1,536,270
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, ETM,
  6.75%, 2014 (c)                                                                                  1,000,000            1,136,060
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 5.25%, 2033                    2,000,000            2,072,920
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                                           660,000              698,524
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Water Authority Rev., MBIA, ETM, 5.1%, 2012 (c)                                  235,000              249,351
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,679,787
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $157,920,508
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.98%, due 7/03/06          $   300,000         $    300,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 3.94%, due 7/03/06                     700,000              700,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                              300,000              300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $ 1,300,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $159,220,508
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                   2,404,024
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $161,624,532
---------------------------------------------------------------------------------------------------------------------------------


(c) Refunded bond.

(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $157,920,508 and 99.18% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(v) Inverse floating rate security.

(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                         ACQUISITION            ACQUISITION        CURRENT           TOTAL % OF
RESTRICTED SECURITIES                                       DATE                    COST         MARKET VALUE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA,
7.353%, 2017                                             10/22/2001              $ 1,634,526     $ 1,611,468

Guam Power Authority Rev., RITES, "B-1",
AMBAC, 6.338%, 2014                                       5/20/1999                  531,950         548,190

Niagara Falls, NY, Bridge Commission Toll Rev.,
RITES, FGIC, 6.308%, 2015                                 5/21/1999                3,755,920       3,970,540

Triborough Bridge & Tunnel Authority Rev., NY,
RITES, ETM, 6.808%, 2017                                  4/18/2000                5,018,300       5,875,300
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $12,005,498           7.4%
                                                                                                 ============================

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                       Bond Market Assn.
ETM                       Escrowed to Maturity
LIBOR                     London Interbank Offered Rate

Issuers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC                     AMBAC Indemnity Corp.
FGIC                      Financial Guaranty Insurance Co.
FHA                       Federal Housing Administration
FSA                       Financial Security Assurance, Inc.
MBIA                      MBIA Insurance Corp.
XLCA                      XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------------------------------
RITES                     Residual Interest Tax-Exempt Security
ROLS                      Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW YORK MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/06

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $151,161,753
                                                                              ============
Gross unrealized appreciation                                                 $  8,342,596
Gross unrealized depreciation                                                     (283,841)
                                                                              ------------
      Net unrealized appreciation (depreciation)                              $  8,058,755
                                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

INTEREST RATE SWAPS
                               NOTIONAL PRINCIPAL                                                            UNREALIZED
                                   AMOUNT OF          CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION           CURRENCY      CONTRACT             BY THE FUND              RECEIVED BY THE FUND       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
12/01/2007             USD       $ 3,000,000        Fixed - 3 Year BMA Swap      Floating - 7 day BMA         $  42,795
                                                       Index, (2.795%)              Swap Index
---------------------------------------------------------------------------------------------------------------------------
07/13/2016             USD         1,000,000        Fixed - 10 Year BMA Swap     Floating - 7 Day BMA            30,770
                                                       Index, (3.742%)              Swap Index
---------------------------------------------------------------------------------------------------------------------------
08/30/2016             USD         1,500,000        Fixed - 10 Year BMA Swap     Floating - 7 Day BMA            26,397
                                                       Index, (3.926%)               Swap Index
---------------------------------------------------------------------------------------------------------------------------
11/09/2026             USD         1,650,000        Floating - 3 Month LIBOR     Fixed - 20 Year LIBOR           (4,966)
                                                         Swap Index               Swap Index, (5.787%)
---------------------------------------------------------------------------------------------------------------------------
11/16/2026             USD         1,650,000        Floating - 3 Month LIBOR     Fixed - 20 Year LIBOR            7,801
                                                         Swap Index               Swap Index, (5.856%)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              $ 102,797
                                                                                                            =============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                                               $ 2,000,000           $  2,046,236
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                                                 4,485,000              4,573,713
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                                             1,000,000              1,059,130
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                                             3,775,000              3,993,837
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030                                 3,000,000              3,072,870
---------------------------------------------------------------------------------------------------------------------------------
Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018                               2,700,000              2,840,589
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,586,375
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                                                  $ 3,100,000           $  3,329,989
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)                                     $ 4,200,000           $  4,583,460
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                                           $ 2,800,000           $  2,927,456
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, 5.8%, 2010 (c)                                                            4,400,000              4,748,832
---------------------------------------------------------------------------------------------------------------------------------
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                                        2,000,000              2,148,620
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public Improvement, 5%, 2021                                             1,435,000              1,484,551
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, School Improvement, 5%, 2019                                             1,255,000              1,316,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,625,527
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.5%
---------------------------------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017                 $ 1,200,000           $  1,233,300
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",                  1,000,000              1,023,370
  5.125%, 2022
---------------------------------------------------------------------------------------------------------------------------------
Charlotte-Mecklenberg, NC, Healthcare Systems Rev. (Carolinas Healthcare), "A",                  3,500,000              3,545,430
  5%, 2031
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), MBIA, 0%, 2009            1,800,000              1,578,960
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA,
  5%, 2019                                                                                       6,225,000              6,353,795
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Cleveland County Healthcare), "A", AMBAC, 5%, 2035       1,305,000              1,318,689
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Morehead Memorial Hospital), FHA, 5%, 2026               2,000,000              2,038,440
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Northeast Medical Center), 5.25%, 2029                   2,000,000              2,051,340
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission (Novant Health), "A", MBIA, 5%, 2018                      1,975,000              2,025,402
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (First
  Mortgage-Presbyterian Homes), 5.5%, 2031                                                         750,000                751,725
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC,
  5%, 2021                                                                                       3,500,000              3,613,225
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System),
  FSA, 5.125%, 2032                                                                              1,500,000              1,541,385
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2015                                                                                     5,790,000              5,914,253
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Gaston Memorial Hospital),
  5.5%, 2019                                                                                     6,500,000              6,639,165
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems),
  5.5%, 2021                                                                                     2,825,000              2,964,386
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems),
  MBIA, 5.1%, 2018                                                                               1,500,000              1,537,620
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Pitt County Memorial Hospital), "B",
  5%, 2008 (c)                                                                                   3,000,000              3,107,130
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Rex Healthcare), AMBAC, 5%, 2017          5,000,000              5,122,100
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional
  Medical Center), 5.375%, 2032                                                                  3,330,000              3,403,926
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2013                                                                                1,000,000                718,400
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital),
  AMBAC, 0%, 2015                                                                                1,140,000                736,714
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST
  GTY, 5.5%, 2019                                                                                1,250,000              1,300,550
---------------------------------------------------------------------------------------------------------------------------------
Northern Hospital District Surry County, NC, Health Care Facilities Rev., ASST
  GTY, 5.1%, 2021                                                                                1,000,000              1,024,050
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)                      10,135,000             10,384,017
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 69,927,372
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres
  Community), 6.375%, 2032                                                                     $ 1,000,000           $  1,033,230
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Deerfield),
  "A", 5%, 2023                                                                                  1,000,000              1,010,100
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens
  Estates), 6.5%, 2032                                                                             800,000                843,848
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A",
  6.125%, 2035                                                                                     750,000                769,283
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,656,461
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center &
  Mental Health), AMBAC, 5.625%, 2019                                                          $ 2,125,000           $  2,236,414
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                      $   860,000           $    919,159
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority
  Rev. (International Paper Co.), "A", 5.8%, 2016                                              $ 2,000,000           $  2,059,460
---------------------------------------------------------------------------------------------------------------------------------
Haywood County, NC, Industrial Facilities & Pollution Control Financing Authority
  Rev. (Champion International Corp.), "A", 5.75%, 2025                                          5,400,000              5,428,512
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,487,972
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035             $ 2,000,000           $  1,913,560
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022                               1,000,000              1,017,010
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency, "H", FHA, 6.05%, 2028                                     3,500,000              3,547,180
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A",
  5.8%, 2034                                                                                     1,000,000              1,058,510
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,536,260
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032                           $   435,000           $    433,125
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030                                   2,430,000              2,438,967
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "22-A", 4.8%, 2026                                   2,000,000              1,992,340
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "23-A", 4.8%, 2037                                   3,000,000              2,910,270
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "24-A", 4.75%, 2026                                  2,000,000              1,970,300
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019                                   3,080,000              3,128,972
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                                     695,000                713,035
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                                     1,430,000              1,434,061
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                                      245,000                247,479
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017                               1,420,000              1,450,090
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028                                    2,485,000              2,509,030
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,227,669
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of Participation, FSA, 5.5%, 2020                           $ 1,000,000           $  1,065,590
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Installment Financing Contract, 5%, 2021                                    5,500,000              5,680,510
---------------------------------------------------------------------------------------------------------------------------------
Carteret County, NC, AMBAC, 5.625%, 2020                                                         1,010,000              1,071,358
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2006            1,075,000              1,058,800
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Convention Facilities), AMBAC, 0%, 2008            3,000,000              2,720,610
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Public Safety Facilities), "D",
  5.5%, 2010 (c)                                                                                 3,000,000              3,196,770
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Certificates of Participation (Transit Projects), "E", 5%, 2035                   1,990,000              2,018,477
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.25%, 2015                              1,020,000              1,101,671
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Certificates of Participation, FSA, 5.5%, 2016                               1,225,000              1,304,662
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "A",
  FSA, 5.5%, 2020                                                                                1,250,000              1,318,038
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B", FSA,
  5.75%, 2018                                                                                    1,390,000              1,485,535
---------------------------------------------------------------------------------------------------------------------------------
Pitt County, NC, Certificates of Participation (School Facilities Improvement), "B",
  FSA, 5.75%, 2019                                                                               1,390,000              1,484,534
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, NC, Certificates of Participation, FSA, 5.6%, 2009 (c)                          3,000,000              3,166,230
---------------------------------------------------------------------------------------------------------------------------------
Rockingham, NC, Certificates of Participation, AMBAC, 5.125%, 2024                                 350,000                365,460
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,038,245
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                                      $ 1,250,000           $  1,310,125
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment
  Project), 5.25%, 2013 (c)                                                                        775,000                833,094
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, NC, Certificates of Participation (Public Facilities & Equipment),
  5.25%, 2013 (c)                                                                                1,230,000              1,322,201
---------------------------------------------------------------------------------------------------------------------------------
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)                   1,000,000              1,065,590
---------------------------------------------------------------------------------------------------------------------------------
New Hanover County, NC, Certificates of Participation (New Hanover County Projects),
  AMBAC, 5.25%, 2011 (c)                                                                         1,635,000              1,750,676
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006                                   7,000,000              7,064,120
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                              1,500,000              1,757,730
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, NC, Certificates of Participation (Rutherford County School),
  AMBAC, 5%, 2023                                                                                  840,000                863,058
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "A", 4.75%, 2031                               1,000,000                970,110
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Certificates of Participation, "C", 5%, 2011 (c)                              2,575,000              2,694,351
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 19,631,055
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                  $ 1,650,000           $  1,695,986
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018                               1,000,000              1,041,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,737,946
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $ 1,795,000           $  1,832,857
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                       2,000,000                129,180
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,962,037
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., RITES, FSA,
  7.848%, 2018 (v)(z)                                                                          $ 5,425,000           $  7,072,356
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolica, Wilmington, Certificates of Participation (Student
  Housing Project), FGIC, 5%, 2028                                                             $ 1,825,000           $  1,864,968
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, "A", FGIC, 5.125%, 2022                                        1,260,000              1,318,527
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., "C", MBIA, 5%, 2030                                      1,000,000              1,023,320
---------------------------------------------------------------------------------------------------------------------------------
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)                                      2,285,000              2,447,052
---------------------------------------------------------------------------------------------------------------------------------
East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                                      1,375,000              1,454,736
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
  5%, 2041                                                                                       2,000,000              2,026,440
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A",
  5.125%, 2041                                                                                   5,000,000              5,092,600
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), "A", 5.25%, 2042       2,000,000              2,061,980
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
  5.125%, 2018                                                                                     510,000                522,383
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (High Point University),
  5.125%, 2021                                                                                     300,000                304,374
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales
  University), "A", XLCA, 5.25%, 2022                                                            1,870,000              1,968,343
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales
  University), "A", XLCA, 5%, 2033                                                               3,385,000              3,425,282
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial Tourist Authority (University Plaza), "A", MBIA, 5%, 2020                 2,180,000              2,245,814
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020                                2,835,000              2,930,369
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Systems Pool Rev., "C", AMBAC, 5%, 2029                            2,000,000              2,039,700
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, University Rev., 5%, 2028                                          2,000,000              2,049,620
---------------------------------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019                              1,375,000              1,421,888
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 34,197,396
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power &
  Light Co.), 5.375%, 2017                                                                     $ 2,500,000           $  2,606,050
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 7.5%, 2010 (c)                        $ 2,595,000           $  2,895,838
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017 (c)                            3,120,000              3,305,952
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010                             3,005,000              3,345,076
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007                            5,000,000              5,083,200
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018                                   1,245,000              1,418,267
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, RITES, AMBAC, 7.818%, 2018 (v)(z)                 6,500,000              8,309,210
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                       1,000,000              1,078,500
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                     5,000,000              5,077,250
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011                     5,000,000              5,406,900
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLS, MBIA,
  6.896%, 2019 (v)(z)                                                                            5,000,000              5,503,800
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., ROLS, MBIA,
  6.896%, 2020 (v)(z)                                                                            3,000,000              3,291,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 44,715,893
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.7%
---------------------------------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010 (c)                                   $ 1,490,000           $  1,601,094
---------------------------------------------------------------------------------------------------------------------------------
Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                                             1,000,000              1,023,700
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)                                                3,180,000              3,445,625
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Storm Water Fee Rev., 5%, 2034                                                    3,675,000              3,749,345
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009 (c)                                       2,000,000              2,118,980
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010 (c)                                       3,075,000              3,304,272
---------------------------------------------------------------------------------------------------------------------------------
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                                            1,650,000              1,764,345
---------------------------------------------------------------------------------------------------------------------------------
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                                       1,675,000              1,727,160
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                                       1,490,000              1,559,747
---------------------------------------------------------------------------------------------------------------------------------
Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                                       1,750,000              1,828,208
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016                                  1,005,000              1,048,145
---------------------------------------------------------------------------------------------------------------------------------
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019                               1,170,000              1,240,797
---------------------------------------------------------------------------------------------------------------------------------
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028                                    700,000                716,016
---------------------------------------------------------------------------------------------------------------------------------
Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                                        1,000,000              1,037,030
---------------------------------------------------------------------------------------------------------------------------------
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                                            385,000                398,583
---------------------------------------------------------------------------------------------------------------------------------
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033                                          1,600,000              1,636,864
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,199,911
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $317,277,547
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White Memorial
  Hospital), 4.03%, due 7/03/06                                                                $   200,000           $    200,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.98%,
  due 7/06/06                                                                                      100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                          3,650,000              3,650,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  3,950,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $321,227,547
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   3,526,132
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $324,753,679
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $317,277,547 and 98.77% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                    ACQUISITION     ACQUISITION      CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                   DATE           COST       MARKET VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority
Rev., RITES, FSA, 7.848%, 2018                                       2/26/1999      $7,037,419    $ 7,072,356

North Carolina Eastern Municipal Power Agency, RITES, AMBAC,
7.818% 2018                                                          5/26/2000       6,552,130      8,309,210

North Carolina Municipal Power Agency, Catawaba Electric Rev.,
ROLS, MBIA, 6.896%, 2019                                              3/3/2003       5,726,600      5,503,800

North Carolina Municipal Power Agency, Catawaba Electric Rev.,
ROLS, MBIA, 6.896%, 2020                                              3/3/2003       3,376,680      3,291,900

Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013         9/30/1999       1,471,890      1,757,730
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $25,934,996            8.0%
                                                                                             ===============        =======

The following abbreviations are used in the Portfolio of Investments and are defined:
LIBOR            London Interbank Offered Rate
BMA              Bond Market Assn.
ETM              Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC            AMBAC Indemnity Corp.
ASST GTY         Assured Guaranty Insurance Co.
FGIC             Financial Guaranty Insurance Co.
FHA              Federal Housing Administration
FNMA             Federal National Mortgage Assn.
FSA              Financial Security Assurance, Inc.
GNMA             Government National Mortgage Assn.
MBIA             MBIA Insurance Corp.
XLCA             XL Capital Insurance Co.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                               $ 307,106,953
                                                                             =============
Gross unrealized appreciation                                                $  14,741,427
Gross unrealized depreciation                                                     (620,833)
                                                                             -------------
      Net unrealized appreciation (depreciation)                             $  14,120,594
                                                                             =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                               NOTIONAL PRINCIPAL                                                            UNREALIZED
                                   AMOUNT OF         CASH FLOWS PAID               CASH FLOWS               APPRECIATION
EXPIRATION        CURRENCY         CONTRACT            BY THE FUND           RECEIVED BY THE FUND          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------

12/01/2007          USD          $ 7,000,000      Fixed - 3 Year BMA Swap     Floating - 7 day BMA         $   100,170
                                                       Index (2.795%)               Swap Index
-------------------------------------------------------------------------------------------------------------------------
07/13/2016          USD           2,500,000         Fixed - 10 Year BMA      Floating - 7 Day BMA               76,926
                                                    Swap Index (3.742%)          Swap Index
-------------------------------------------------------------------------------------------------------------------------
11/09/2026          USD           3,300,000          Floating - 3 Month     Fixed - 20 Year LIBOR               (9,933)
                                                      LIBOR Swap Index       Swap Index (5.787%)
-------------------------------------------------------------------------------------------------------------------------
11/16/2026          USD           3,300,000          Floating - 3 Month     Fixed - 20 Year LIBOR Swap          15,603
                                                      LIBOR Swap Index         Swap Index (5.856%)
-------------------------------------------------------------------------------------------------------------------------
                                                                                                           $   182,766
                                                                                                           ===========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017       $   500,000           $    529,878
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014          1,000,000              1,074,750
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, 5.375%, 2018                                                    200,000                200,640
---------------------------------------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                                             500,000                519,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,324,793
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018                              $   285,000           $    298,429
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019                                  290,000                304,660
---------------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, MBIA, 5.75%, 2006 (c)                                                           250,000                251,198
---------------------------------------------------------------------------------------------------------------------------------
Bedford County PA, "N", AMBAC, 5%, 2028                                                          1,000,000              1,025,040
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.423%, 2015 (v)(z)                                     1,000,000              1,186,660
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, XLCA, 7.353%, 2017 (v)(z)                                     1,000,000              1,193,680
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2025                                                 500,000                512,195
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Convention Center, FGIC, 5%, 2026                                                 500,000                511,135
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, MBIA, 5.25%, 2025                                                              500,000                520,790
---------------------------------------------------------------------------------------------------------------------------------
North Huntingdon Township, PA, AMBAC, 5.25%, 2019                                                  500,000                528,240
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2010 (c)                        85,000                 90,245
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Finance Authority Rev. (Penn Hills), "A", FGIC, 5.45%, 2019                           415,000                436,651
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6%, 2010 (c)                                                              1,000,000              1,076,910
---------------------------------------------------------------------------------------------------------------------------------
State of Pennsylvania, 6.25%, 2010                                                                 300,000                325,794
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,261,627
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                                          $   500,000           $    527,315
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 21.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028                                     $ 1,000,000           $  1,023,160
---------------------------------------------------------------------------------------------------------------------------------
Ambridge, PA, Area School District, MBIA, 5%, 2034                                                 750,000                763,230
---------------------------------------------------------------------------------------------------------------------------------
Butler, PA, School District, FGIC, 5.375%, 2018                                                    500,000                515,290
---------------------------------------------------------------------------------------------------------------------------------
Chambersburg, PA, School District, FSA, 5%, 2011 (c)                                               500,000                523,350
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, School Authority (School Intermediate Unit Project), "N", AMBAC,
  5%, 2025                                                                                         750,000                769,478
---------------------------------------------------------------------------------------------------------------------------------
Downingtown, PA, School District, AMBAC, 5.65%, 2008 (c)                                           500,000                518,605
---------------------------------------------------------------------------------------------------------------------------------
Exeter Township, PA, School District, FGIC, 5%, 2025                                             1,000,000              1,024,670
---------------------------------------------------------------------------------------------------------------------------------
Garnet Valley, PA, School District, FGIC, 5.5%, 2015                                               750,000                803,535
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023                                         1,000,000              1,046,110
---------------------------------------------------------------------------------------------------------------------------------
Gateway, PA, Allegheny School District, FGIC, 5%, 2032                                           1,890,000              1,922,130
---------------------------------------------------------------------------------------------------------------------------------
North Allegheny, PA, School District, FGIC, 5.05%, 2022                                            590,000                604,042
---------------------------------------------------------------------------------------------------------------------------------
North Pocono, PA, School District, FGIC, 5%, 2013 (c)                                              500,000                527,270
---------------------------------------------------------------------------------------------------------------------------------
North Schuylkill, PA, School District, FGIC, 5%, 2028                                              650,000                661,180
---------------------------------------------------------------------------------------------------------------------------------
Palmyra, PA, School District, FGIC, 5.375%, 2016                                                   820,000                871,849
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2020                                                     500,000                515,860
---------------------------------------------------------------------------------------------------------------------------------
Pennridge, PA, School District, MBIA, 5%, 2021                                                     500,000                515,575
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building (Garnet Valley School District), AMBAC,
  5.5%, 2011 (c)                                                                                 1,005,000              1,069,511
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                                     1,000,000              1,040,160
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)                                           280,000                292,370
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2019                                               220,000                226,893
---------------------------------------------------------------------------------------------------------------------------------
Perkiomen Valley, PA, School District, FSA, 5%, 2025                                             1,260,000              1,288,816
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, AMBAC, 5.375%, 2007 (c)                                         500,000                505,960
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)                                            500,000                537,275
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                              500,000                534,340
---------------------------------------------------------------------------------------------------------------------------------
South Park, PA, School District, FGIC, 5%, 2019                                                    750,000                769,883
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007                                    360,000                343,300
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Colonial Intermediate Unit
  20), FGIC, 5%, 2030                                                                              500,000                511,100
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Lease Philadelphia School
  District), FSA, 5.25%, 2024                                                                    1,000,000              1,046,450
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Tuscarora School District),
  FSA, 5%, 2013 (c)                                                                              1,000,000              1,054,850
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School (Wattsburg School District),
  MBIA, 0%, 2027                                                                                 2,150,000                762,820
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, Pennsylvania School Rev., (Haverford Township
  PJ), XLCA, 5%, 2027                                                                            1,000,000              1,017,540
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,606,602
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems),
  "B", 6.75%, 2025                                                                             $   555,000           $    592,507
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA,             500,000                513,375
5%, 2018
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2030                                                                                      150,000                177,393
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  "B", 9.25%, 2022                                                                                  50,000                 59,131
---------------------------------------------------------------------------------------------------------------------------------
Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008                             470,000                484,053
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017             675,000                710,876
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                                          500,000                520,420
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018           200,000                199,804
---------------------------------------------------------------------------------------------------------------------------------
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035           350,000                369,758
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), "A", 5.625%, 2034              350,000                363,986
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032                 600,000                609,444
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016              250,000                288,645
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (St. Luke's Bethlehem Hospital),
  5.375%, 2033                                                                                     600,000                613,290
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019                        500,000                524,465
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group),
  CONNIE LEE, 5.375%, 2010                                                                         750,000                761,903
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2043                       750,000                782,093
---------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032             400,000                412,792
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018               100,000                109,196
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031                  650,000                699,797
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), 6.6%, 2010                  115,000                120,419
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Health & Educational Facilities Rev. (Temple University), 6.625%, 2023           250,000                250,408
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), 5.875%, 2031                    500,000                532,595
---------------------------------------------------------------------------------------------------------------------------------
Sayre, PA, Health Care Facilities Authority Rev. (Latrobe Hospital), AMBAC, 5.25%, 2015            585,000                624,224
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev., 5.625%, 2011 (c)                                        490,000                528,857
---------------------------------------------------------------------------------------------------------------------------------
South Central, PA, General Authority Rev.. Wellspan Health, ETM, 5.625%, 2026 (c)                  110,000                117,379
---------------------------------------------------------------------------------------------------------------------------------
St. Mary's Hospital Authority, PA, Health Systems Rev. (Catholic Health East), "B",
  5.375%, 2034                                                                                     750,000                773,108
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                             350,000                368,876
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,108,794
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
  6.125%, 2025                                                                                 $   250,000           $    254,250
---------------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.),
  7.5%, 2012                                                                                       150,000                150,000
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                     110,000                129,990
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2035                          40,000                 42,516
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project),
  5.875%, 2031                                                                                     500,000                516,640
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing
  Care), 6.25%, 2035                                                                               250,000                261,953
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,355,349
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
  8%, 2024                                                                                     $   150,000           $    150,183
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan
  Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                        $   530,000           $    531,145
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC,
  5.1%, 2018                                                                                       500,000                507,960
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,039,105
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                $   300,000           $    316,761
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                  150,000                159,045
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev
  (Procter & Gamble), 5.375%, 2031                                                               1,000,000              1,076,470
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     270,000                288,573
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,840,849
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
  Paper Co.), "A", 5.3%, 2012                                                                  $   650,000           $    668,044
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                               $   150,000           $    145,526
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015                             $ 1,000,000           $  1,057,060
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2025                                 500,000                510,510
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                                     500,000                537,465
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,105,035
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC,
  5.25%, 2017                                                                                  $   500,000           $    521,120
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING REVENUE - LOCAL - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev.,
  "RR", 4.75%, 2025                                                                            $   375,000           $    362,546
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020                   $ 1,405,000           $  1,410,170
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021                      750,000                751,350
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033                      530,000                535,952
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034                         760,000                771,370
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "93-A", 5.75%, 2037              750,000                795,255
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "94-A", 5.1%, 2031               500,000                500,505
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., "A",
  4.875%, 2026                                                                                     500,000                496,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,261,557
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                $   300,000           $    312,159
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 6.975%, 2018 (v)                $   500,000           $    569,210
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020                             245,000                249,006
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Industrial Development Authority, Economic Development, AMBAC,
  7%, 2007                                                                                         300,000                304,605
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2026                            1,000,000              1,030,300
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2030                               750,000                768,758
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority, MBIA, 5.35%, 2012                              500,000                514,490
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                                500,000                575,940
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,012,309
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital Acquistion Rev., MBIA, 5%, 2026                         $ 1,500,000           $  1,525,800
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room),
  AMBAC, 5.25%, 2013                                                                           $   500,000           $    522,300
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                     135,000                137,519
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    659,819
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023              $   350,000           $    359,097
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   315,000           $    321,643
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        140,000                140,764
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    462,407
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015                                                   $   250,000           $    264,813
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                       $   500,000           $    533,955
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, "Y", 5.5%, 2036                  1,020,000              1,067,053
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway & Transportation Authority, ROLS, MBIA,
  7.423%, 2020 (v)(z)                                                                            1,500,000              1,805,580
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, MBIA, 5%, 2024                                                 1,775,000              1,821,274
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013                500,000                520,185
---------------------------------------------------------------------------------------------------------------------------------
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.375%, 2017               500,000                514,890
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,262,937
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College), 5.95%, 2032                                           $   335,000           $    350,645
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University),
  "A", XLCA, 5%, 2024                                                                            1,000,000              1,028,480
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority (Dickinson College), AMBAC, 5.55%, 2010 (c)             535,000                569,529
---------------------------------------------------------------------------------------------------------------------------------
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032                                   750,000                770,355
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Allegheny College), 4.75%, 2031                        500,000                480,245
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities (Philadelphia University), 5.5%, 2020                   500,000                512,245
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Clarion University
  Foundation), XLCA, 5%, 2023                                                                    1,000,000              1,026,060
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University),
  5.2%, 2032                                                                                       500,000                515,150
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA,
  5%, 2028                                                                                         750,000                768,218
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Independent Colleges &
  Universities), FGIC, 5%, 2024                                                                  1,000,000              1,027,280
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA,
  5.5%, 2010 (c)                                                                                   300,000                317,100
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Mercyhurst College), "B",
  5%, 2023                                                                                         500,000                496,610
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University),
  5.375%, 2029                                                                                     300,000                310,179
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031           300,000                296,616
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority, "C", 4.5%, 2030                              750,000                711,960
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority (Delaware County College), MBIA,
  5.75%, 2016                                                                                      500,000                533,350
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Public School Building Authority, Montgomery County Community College,
  AMBAC, 5%, 2025                                                                                  500,000                514,335
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, 5%, 2029                                                          1,400,000              1,436,106
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania State University, "A", 5%, 2029                                                     1,000,000              1,023,460
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, Jefferson County (Dubois Technical School),
  FGIC, 5%, 2026                                                                                 1,000,000              1,024,640
---------------------------------------------------------------------------------------------------------------------------------
Union County, PA, Higher Educational Facilities Financing Authority, University Rev
  (Bucknell University), 5.25%, 2021                                                             1,000,000              1,048,420
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,760,983
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority (Germantown Friends School
  Project), 5.35%, 2031                                                                        $   600,000           $    622,182
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                  $   110,000           $    115,061
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev
  (Colver), "G", 5.125%, 2015                                                                      100,000                 97,235
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev
  (Northampton Generating), 6.4%, 2009                                                             150,000                148,838
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    361,134
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev. (PPL Electric
  Utilities Corp.), "A", FGIC, 4.7%, 2029                                                      $   500,000           $    491,655
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Rev. (PPL Electric Utilities Corp.),
  FGIC, 4.75%, 2027                                                                                750,000                735,473
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,227,128
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2014 (v)(z)                                   $ 2,170,000           $  2,379,145
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), FSA, 5.25%, 2020                      1,000,000              1,043,720
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)                                            1,000,000              1,053,880
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)                                              500,000                535,275
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,012,020
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)                                        $   750,000           $    806,888
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                                        1,000,000              1,039,690
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Water Quality Control Authority, Sewer Rev., FGIC, 5%, 2018                   750,000                769,658
---------------------------------------------------------------------------------------------------------------------------------
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                                               750,000                773,213
---------------------------------------------------------------------------------------------------------------------------------
Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034                           1,500,000              1,525,935
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028                                 440,000                449,592
---------------------------------------------------------------------------------------------------------------------------------
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034                                1,660,000              1,689,548
---------------------------------------------------------------------------------------------------------------------------------
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023                                      1,500,000              1,530,765
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018                                  500,000                517,395
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                     1,000,000              1,050,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,152,834
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $106,274,067
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
  University Hospital), "A", 4%, due 7/06/06                                                   $   125,000           $    125,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
  University Hospital), "B", 4%, due 7/06/06                                                       540,000                540,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian
  University Hospital), "D", 4%, due 7/06/06                                                        25,000                 25,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
  3.98%, due 7/06/06                                                                               200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $   890,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $107,164,067
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                                   1,278,618
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $108,442,685
---------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $145,526, representing 0.1% of net assets.
(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $106,274,067 and 99.17% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                               ACQUISITION     ACQUISITION         CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                              DATE            COST          MARKET VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation
Authority, ROLS, MBIA, 7.423%, 2020                             4/25/2003       $1,969,560       $ 1,805,580

Commonwealth of Puerto Rico, ROLS, FGIC, 7.423%, 2015            8/5/2002       1,292,920          1,186,660

Commonwealth of Puerto Rico, ROLS, XLCA, 7.353%, 2017          10/22/2001       1,210,760          1,193,680

Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2014           5/20/1999       2,308,663          2,379,145

Puerto Rico Public Finance Corp., RITES, AMBAC,  6.598% 2013    9/30/1999         509,110            575,940
------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $ 7,141,005            6.6%
                                                                                               ===============        ========


The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                Bond Market Assn.
ETM                Escrowed to Maturity
LIBOR              London Interbank Offered Rate
LOC                Letter of Credit

Insurers
------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
ASST GTY           Assured Guaranty Insurance Co.
CONNIE LEE         Connie Lee Insurance Co.
FGIC               Financial Guaranty Insurance Co.
FSA                Financial Security Assurance, Inc.
MBIA               MBIA Insurance Corp.
XLCA               XL Capital Insurance Co.

Inverse Floaters
------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                   $     105,185,894
                                                                                 =================
Gross unrealized appreciation                                                    $       2,965,877
Gross unrealized depreciation                                                            (987,704)
                                                                                 -----------------

Net unrealized appreciation (depreciation)                                       $       1,978,173
                                                                                 =================

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS
                                  NOTIONAL PRINCIPAL                                                          UNREALIZED
                                     AMOUNT OF        CASH FLOWS PAID             CASH FLOWS                 APPRECIATION
EXPIRATION           CURRENCY        CONTRACT           BY THE FUND           RECEIVED BY THE FUND           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
12/01/2007             USD          $ 2,000,000     Fixed - 3 Year BMA       Floating - 7 day BMA            $  28,530
                                                    Swap Index (2.795%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
08/30/2016             USD           2,000,000      Fixed - 10 Year BMA      Floating - 7 Day BMA               35,196
                                                    Swap Index (3.926%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
12/06/2016             USD           1,000,000      Fixed - 10 Year LIBOR    Floating - 3 Month LIBOR           12,710
                                                    Swap Index (5.569%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
12/14/2018             USD           1,000,000      Fixed - 12 Year BMA      Floating - 7 Day BMA                7,224
                                                    Swap Index (4.168%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
08/02/2021             USD           1,000,000      Fixed - 15 Year BMA      Floating - 7 Day BMA               28,792
                                                    Swap Index (4.011%)           Swap Index
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             $ 112,452
                                                                                                          ===============

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
ISSUER                                                                                                SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 3.1%
----------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027                                                                $2,250,000      $  2,276,388
----------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), "A", FSA, 5%, 2026                            1,000,000         1,016,770
----------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025                             1,500,000         1,531,545
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,824,703
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 6.2%
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 6.867%, 2018 (c)(v)(z)                                       $2,000,000      $  2,250,560
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 6.867%, 2019 (c)(v)(z)                                        1,750,000         1,966,440
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2020 (v)(z)                                          2,000,000         2,257,040
----------------------------------------------------------------------------------------------------------------------------------
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                                                       1,000,000         1,044,570
----------------------------------------------------------------------------------------------------------------------------------
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                                              915,000           984,430
----------------------------------------------------------------------------------------------------------------------------------
Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018                                     1,000,000         1,056,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,559,190
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                                                $1,000,000      $  1,038,740
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, FSA, 7.876%, 2016 (v)(z)                                             850,000           968,915
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,007,655
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 10.8%
----------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B", 5.5%, 2018                                                 $1,465,000      $  1,544,945
----------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, School District, 5%, 2008 (c)                                                     2,000,000         2,076,280
----------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, SC, School District, FSA, 5%, 2023                                                3,000,000         3,079,980
----------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, School District, FSA, 5%, 2027                                                  2,770,000         2,856,175
----------------------------------------------------------------------------------------------------------------------------------
Jasper County, SC, School District, MBIA, 5.25%, 2024                                                  1,000,000         1,051,740
----------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, School District, "A", 4.75%, 2028                                                1,000,000         1,001,490
----------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020                                  1,065,000         1,117,962
----------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022                                 2,050,000         2,171,340
----------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, School District, 5.1%, 2021                                                       1,750,000         1,827,490
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 16,727,402
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 20.8%
----------------------------------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), MBIA, ETM, 5%, 2022 (c)     $2,450,000      $  2,456,885
----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5%, 2031                2,000,000         2,032,520
----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), "A", FSA, 5.25%, 2034             2,000,000         2,066,540
----------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020                                   3,400,000         3,833,160
----------------------------------------------------------------------------------------------------------------------------------
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021                    1,000,000         1,038,080
----------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2032                                         250,000           260,783
----------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., 5.5%, 2037                                         250,000           259,958
----------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement,
  5.5%, 2032                                                                                           1,000,000         1,040,820
----------------------------------------------------------------------------------------------------------------------------------
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement,
  FSA, 5.125%, 2021                                                                                    1,500,000         1,545,825
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Bon Secours Health Systems, Inc.),
   "A", 5.625%, 2030                                                                                   1,250,000         1,294,088
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Anderson Area Medical Center, Inc.), MBIA, 5.25%, 2015                                              1,750,000         1,786,750
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Georgetown Memorial Hospital), AMBAC, 5%, 2023                                                      1,000,000         1,013,100
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Georgetown Memorial Hospital), ASST GTY, 5.25%, 2021                                                1,500,000         1,545,645
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Palmetto Health Alliance), 6.25%, 2031                                                                750,000           799,710
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilties Rev.
  (Georgetown Memorial Hospital), AMBAC, 6%, 2014                                                      1,000,000         1,070,620
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilties Rev. (Tuomey), CIFG,
  5%, 2030                                                                                             1,000,000         1,012,320
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                       3,100,000         3,130,721
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020                                         2,500,000         2,526,950
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025                                         1,000,000         1,010,780
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032                                          2,250,000         2,311,785
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 32,037,040
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev. (Chestnut Hill), "A", 8%, 2015                                   $1,375,000      $  1,379,373
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev.
  (Episcopal Home), "A", 6.375%, 2032                                                                    400,000           406,696
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,786,069
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt Facilities Hoechst Celanese, 5.7%, 2024                      $  850,000      $    852,933
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM,
  6.75%, 2017 (c)                                                                                     $1,000,000      $  1,175,010
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022       385,000           411,484
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,586,494
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial Development Rev. (Sonoco Products Co.), 6.125%, 2025                $1,500,000      $  1,516,530
----------------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007                   225,000           225,259
----------------------------------------------------------------------------------------------------------------------------------
Georgetown County, SC, Environmental Improvement Rev., International Paper, "A", 5.3%, 2028              500,000           496,780
----------------------------------------------------------------------------------------------------------------------------------
Richland County, SC, Environmental Improvement Rev., International Paper, "A", 6.1%, 2023              1,000,000         1,057,280
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,295,849
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036                                           $  510,000      $    518,298
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2018                                                                                570,000           586,963
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2019                                                                                595,000           617,080
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention),
  "B", MBIA, 5.125%, 2020                                                                                630,000           652,289
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,374,630
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5%, 2038                     $1,000,000      $    964,560
----------------------------------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.1%, 2041                    1,210,000         1,165,944
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,130,504
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev, "A-2", FSA, 5.2%, 2035          $  990,000      $    995,168
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", AMBAC, 5.05%, 2027       1,000,000           999,350
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Mortgage Rev., "A-2", FSA, 5.5%, 2034          1,045,000         1,079,527
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 6%, 2020                       375,000           379,646
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance & Development Authority Rev., "A-2", FSA, 5.35%, 2024                  1,715,000         1,734,894
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,188,585
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center), "A", AMBAC, 5.25%, 2019                                    $1,000,000      $  1,043,910
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev. (Local Government Program), "A", 7.25%, 2020               575,000           575,903
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,619,813
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)                             $1,000,000      $  1,051,510
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                                                      1,000,000         1,011,360
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                                    1,375,000         1,583,835
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2019 (v)(z)                                    1,300,000         1,544,764
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025                         685,000           706,735
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,898,204
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                                        $  180,000      $    183,359
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                          $  500,000      $    502,745
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                             $1,000,000      $  1,066,090
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2023                               $  500,000      $    511,515
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2027                                2,000,000         2,044,920
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", AMBAC, 5%, 2033                                1,645,000         1,674,890
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure Rev., "A", MBIA, 5.375%, 2009 (c)                         1,000,000         1,053,510
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,284,835
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 11.7%
----------------------------------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)                                           $1,250,000      $  1,339,188
----------------------------------------------------------------------------------------------------------------------------------
College Charleston, SC, Higher Education Facility Rev., "A", FGIC, 5.25%, 2028                         2,435,000         2,524,998
----------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5%, 2024                800,000           818,488
----------------------------------------------------------------------------------------------------------------------------------
College of Charleston, SC, Academic & Administrative Facilities Rev., "B", XLCA, 5.125%, 2034          1,510,000         1,552,099
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), 5%, 2038                          1,000,000         1,009,500
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020               1,245,000         1,316,550
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030                 2,000,000         2,092,220
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Student Housing Rev.
  (Francis Marion University), "A", MBIA, 5%, 2034                                                     1,945,000         1,970,713
----------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", AMBAC, 5%, 2034                                    3,665,000         3,709,090
----------------------------------------------------------------------------------------------------------------------------------
University of South Carolina, University Rev., "A", FGIC, 5.625%, 2010 (c)                             1,555,000         1,650,601
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 17,983,447
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 10.2%
----------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007 (c)                                               $1,425,000      $  1,469,047
----------------------------------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                                                       75,000            77,348
----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., FSA, 5%, 2027                                                                1,000,000         1,024,150
----------------------------------------------------------------------------------------------------------------------------------
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                                       2,000,000         2,039,000
----------------------------------------------------------------------------------------------------------------------------------
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021                  175,000           180,450
----------------------------------------------------------------------------------------------------------------------------------
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024         2,000,000         2,002,500
----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                                2,600,000         3,071,250
----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, RITES, FSA, 6.334%, 2015 (v)(z)                                  1,000,000         1,058,480
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", AMBAC, 5%, 2034                                          2,000,000         2,028,660
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                                           200,000           210,678
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", MBIA, 5%, 2030                                           1,000,000         1,023,510
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                        1,500,000         1,529,775
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 15,714,848
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 13.1%
----------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                                             $1,000,000      $  1,015,570
----------------------------------------------------------------------------------------------------------------------------------
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032                                    2,000,000         2,059,700
----------------------------------------------------------------------------------------------------------------------------------
Berkeley County, SC, Water & Sewer Systems Rev., "A", FSA, 4.75%, 2029                                 1,000,000           997,190
----------------------------------------------------------------------------------------------------------------------------------
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, "B", 5%, 2028                            1,000,000         1,018,280
----------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)                                            2,000,000         2,137,940
----------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029                                           1,020,000         1,042,073
----------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Stormwater Systems, FSA, 5%, 2022                                                        595,000           614,105
----------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.5%, 2007 (c)                                                        1,000,000         1,029,550
----------------------------------------------------------------------------------------------------------------------------------
Greenville, SC, Waterworks Rev., 5.25%, 2020                                                             860,000           907,807
----------------------------------------------------------------------------------------------------------------------------------
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, "A", FSA, 5.375%, 2023                     500,000           528,110
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, San Sewer District, Sewer Systems Rev., "B", MBIA, 5%, 2034                           2,000,000         2,039,360
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                  1,250,000         1,304,300
----------------------------------------------------------------------------------------------------------------------------------
Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007                                        4,000,000         3,901,400
----------------------------------------------------------------------------------------------------------------------------------
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027                   1,490,000         1,530,737
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 20,126,122
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL MUNICIPAL BONDS                                                                                             $150,750,517
----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital),
  "B", 4%, due 7/06/06                                                                                $  300,000      $    300,000
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University Hospital),
  "D", 4%, due 7/06/06                                                                                   200,000           200,000
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
  "B-1", 4.03%, due 7/03/06                                                                              100,000           100,000
----------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority (Local Government Public Improvement), "A-2C",
  4.05%, due 7/03/06                                                                                     100,000           100,000
----------------------------------------------------------------------------------------------------------------------------------
State of Oregon, "73G", 3.98%, due 7/05/06                                                               300,000           300,000
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL FLOATING RATE DEMAND NOTES                                                                                  $  1,000,000
----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS(k)                                                                                              $151,750,517
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.6%                                                                                    2,453,824
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                                                               $154,204,341
----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $150,750,517 and 99.34% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                  ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                 DATE           COST       MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, RITES, ETM, 6.867%, 2018              10/5/2000      $2,068,200     $ 2,250,560
Commonwealth of Puerto Rico, RITES, ETM, 6.867%, 2019              10/5/2000      $1,795,115     $ 1,966,440
Commonwealth of Puerto Rico, RITES, MBIA, 7.367%, 2020             3/30/2000      $2,044,880     $ 2,257,040
Commonwealth of Puerto Rico, RITES, FSA, 7.876%, 2016               1/6/2000      $  883,592     $   968,915
Puerto Rico Electric Power Authority, RITES, FSA, 6.334%, 2015     9/16/1999      $  976,500     $ 1,058,480
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013       9/30/1999      $1,400,053     $ 1,583,835
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2019       3/31/1999      $1,470,326     $ 1,544,764
--------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $11,630,034       7.5%
                                                                                                 ===========       ===

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA        Bond Market Assn.
ETM        Escrowed to Maturity
LIBOR      London Interbank Offered Rate

Insurers
--------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASST GTY   Asset Guaranty Insurance Co.
CIFG       CDC IXIS Financial Guaranty
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FSA        Financial Security Assurance, Inc.
MBIA       MBIA Insurance Corp.
XLCA       XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------
RITES      Residual Interest Tax-Exempt Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $145,202,364
                                                                ============
Gross unrealized appreciation                                   $  7,118,624
Gross unrealized depreciation                                       (570,471)
                                                                ------------
Net unrealized appreciation (depreciation)                      $  6,548,153
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS


                              NOTIONAL PRINCIPAL                                                                UNREALIZED
                                  AMOUNT OF                CASH FLOWS PAID               CASH FLOWS            APPRECIATION
EXPIRATION      CURRENCY          CONTRACT                   BY THE FUND            RECEIVED BY THE FUND      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
12/01/2007      USD               $3,000,000             Fixed - 3 Year BMA         Floating - 7 day BMA         $ 42,795
                                                        Swap Index (2.795%)              Swap Index
----------------------------------------------------------------------------------------------------------------------------
07/13/2016      USD                2,000,000            Fixed - 10 Year BMA         Floating - 7 Day BMA           61,541
                                                        Swap Index (3.742%)              Swap Index
----------------------------------------------------------------------------------------------------------------------------
08/02/2021      USD                2,000,000            Fixed - 15 Year BMA         Floating - 7 Day BMA           57,583
                                                        Swap Index (4.011%)              Swap Index
----------------------------------------------------------------------------------------------------------------------------
11/09/2026      USD                1,500,000          Floating - 3 Month LIBOR      Fixed - 20 Year LIBOR          (4,515)
                                                             Swap Index              Swap Index (5.787%)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $157,404
                                                                                                                 ========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) TENNESSEE MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT AND PORT REVENUE - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021                $ 1,500,000           $  1,524,390
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2021                                                  $ 2,570,000           $  2,642,680
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Unrefunded, Public Improvement, FSA, 5%, 2024                         770,000                792,214
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                                     1,000,000              1,024,710
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007 (c)                                     1,000,000              1,024,710
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Building Authority, 5.5%, 2021                                                1,000,000              1,081,090
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,565,404
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities Improvement, 5.5%, 2008 (c)                             $   645,000           $    670,316
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 12.9%
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, AMBAC, 5.6%, 2008 (c)                                     $ 1,215,000           $  1,248,352
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2009 (c)                                          455,000                476,735
---------------------------------------------------------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA, 5.75%, 2016                                              190,000                199,580
---------------------------------------------------------------------------------------------------------------------------------
Giles County, TN, School Improvement, FGIC, 5.75%, 2010 (c)                                      1,980,000              2,100,226
---------------------------------------------------------------------------------------------------------------------------------
Greene County, TN, Rural School, FGIC, 5%, 2011 (c)                                              1,240,000              1,297,474
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                               915,000                940,346
---------------------------------------------------------------------------------------------------------------------------------
Roane County, TN, Rural School, FGIC, 5.6%, 2008 (c)                                               975,000              1,002,008
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School & Public Improvement, 5%, 2022                                     1,510,000              1,552,854
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School District, 5.875%, 2010 (c)                                         1,100,000              1,174,382
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 0%, 2007 (c)                                          1,500,000                922,290
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, School Improvement, 5.875%, 2010 (c)                                      2,000,000              2,135,240
---------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                            1,575,000              1,689,818
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,739,305
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), AMBAC,
  5%, 2018                                                                                     $ 1,000,000           $  1,022,220
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, 5.25%, 2016                                                            1,375,000              1,376,059
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical
  Center Hospital), MBIA, ETM, 5%, 2018 (c)                                                      1,500,000              1,544,070
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
  Health), "A", 5.5%, 2036                                                                         600,000                618,120
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
  (Baptist Health Systems), 6.5%, 2031                                                             300,000                316,533
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Catholic Healthcare
  Partners), 5.25%, 2030                                                                         1,000,000              1,023,930
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Covenent Health),
  FSA, 5%, 2022                                                                                  1,000,000              1,022,210
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (East Tennessee
  Children's Hospital), 5.75%, 2033                                                                450,000                465,403
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Education & Housing Facilities Board Rev. (Fort Sanders), MBIA,
  5.75%, 2014                                                                                    3,250,000              3,559,790
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing
  Facilities Board Rev. (Adventist Health System), 5.25%, 2020                                   1,000,000              1,017,840
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (St. Judes
  Children's Research), 5.5%, 2020                                                               1,750,000              1,829,747
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev., (Methodist
  Healthcare), 6.5%, 2012 (c)                                                                      375,000                424,350
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational & Housing Facilities Hospital Rev., (Methodist
  Healthcare), 6.5%, 2012 (c)                                                                      625,000                707,250
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
  Medical Center), 5.25%, 2013                                                                   1,000,000              1,005,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,933,332
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                   $   250,000           $    264,295
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006 (c)                   250,000                258,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    522,575
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                 $   945,000           $    973,605
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                     320,000                342,013
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,315,618
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development Board, Pollution Control Rev. (Bowater,
  Inc.), 7.625%, 2016                                                                          $ 1,000,000           $  1,002,240
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2028                          $ 2,000,000           $  2,057,980
---------------------------------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2029                             1,665,000              1,749,449
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,807,429
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA,
  6.125%, 2019                                                                                 $   420,000           $    439,778
---------------------------------------------------------------------------------------------------------------------------------
Franklin, TN, Industrial Development Rev. (Landings Apartments), FSA, 6%, 2026                   1,000,000              1,021,240
---------------------------------------------------------------------------------------------------------------------------------
Knoxville, TN, Community Development Corp., 5%, 2024                                             1,000,000              1,031,870
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health & Educational Facilities Board Rev. (Hickory Point Apartments),
  MBIA, 5.85%, 2020                                                                              1,000,000              1,029,280
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Health Educational & Housing Facilities Board Rev. (Prescott Place
  Apartments Project), FNMA, 5.125%, 2038                                                        1,000,000              1,005,210
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational &
  Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                                  500,000                518,735
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                                  485,000                489,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,535,493
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 12.0%
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), "1A", 5%, 2035                   $   980,000           $  1,012,066
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023                                1,500,000              1,541,970
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034                                 845,000                857,776
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014                    2,535,000              2,581,238
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      645,000                630,197
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017                      660,000                644,305
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      575,000                561,424
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018                      690,000                673,185
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020                       1,100,000              1,119,943
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027                      820,000                818,942
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.125%, 2034                   1,055,000              1,083,000
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034                    1,345,000              1,379,419
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032                  745,000                758,328
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency Rev., Homeownership Program, MBIA,
  6.125%, 2020                                                                                      25,000                 25,209
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,687,002
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Chattanooga,TN, Industrial Development Board, AMBAC, 5.75%, 2018                               $ 1,000,000           $  1,065,500
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., 5.75%, 2007 (c)                                                2,000,000              2,022,720
---------------------------------------------------------------------------------------------------------------------------------
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2029                  3,000,000              3,107,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,195,890
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                $   730,000           $    761,164
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority Tobacco Settlement, "B", 5.5%, 2041                        $   350,000           $    355,946
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5%, 2031                                                       750,000                750,615
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,106,561
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020                        $ 1,000,000           $  1,016,860
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational &
  Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024                       3,750,000              3,822,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,839,685
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 7.0%
---------------------------------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                                           $ 1,000,000           $  1,010,760
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009 (c)                                          1,255,000              1,311,437
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev.,
  5.125%, 2021                                                                                   1,500,000              1,553,655
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., "A",
  AMBAC, 5%, 2029                                                                                1,500,000              1,531,170
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA,
  0%, 2012                                                                                       3,305,000              2,562,631
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,969,653
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 19.3%
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., "A", FGIC, 5%, 2024                 $ 1,500,000           $  1,536,060
---------------------------------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., FGIC, 5%, 2027                        3,000,000              3,065,130
---------------------------------------------------------------------------------------------------------------------------------
Harpeth Valley, TN, Utilities Improvements Rev., MBIA, 5.05%, 2008 (c)                           1,925,000              1,974,992
---------------------------------------------------------------------------------------------------------------------------------
Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                                             2,750,000              2,794,275
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                                      625,000                650,681
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2018                                                    1,145,000              1,192,048
---------------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                                      750,000                780,817
---------------------------------------------------------------------------------------------------------------------------------
Rutherford County, TN, Water Rev., MBIA, 5%, 2027                                                  770,000                792,399
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2006 (c)                      1,920,000              1,891,066
---------------------------------------------------------------------------------------------------------------------------------
West Knox Utility District, TN, Water & Sewer Rev., MBIA, ETM, 0%, 2007 (c)                      1,920,000              1,819,738
---------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                             2,000,000              2,081,200
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 6%, 2010 (c)                                                                 1,000,000              1,067,490
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2021                                                                       800,000                819,016
---------------------------------------------------------------------------------------------------------------------------------
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties
  Waterworks), FSA, 5%, 2032                                                                     1,500,000              1,519,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,984,277
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $108,160,334
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 4%, due 7/06/06                                  $   190,000           $    190,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, "B-6", 4.05%, due 7/03/06                            200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
Washington Health Care Facilities, "A", 4.03%, due 7/03/06                                         100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $    490,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $108,650,334
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 4.6%                                                                                   5,244,263
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $113,894,597
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.

(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $108,160,334 and 99.55% of market value. All of these security values were provided by an independent pricing service using an evalutated bid.

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA            Bond Market Assn.
ETM            Escrowed to Maturity
LIBOR          London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------------------------------------------------------
AMBAC          AMBAC Indemnity Corp.
FGIC           Financial Guaranty Insurance Co.
FHA            Federal Housing Administration
FNMA           Federal National Mortgage Assn.
FSA            Financial Security Assurance, Inc.
GNMA           Government National Mortgage Assn.
MBIA           MBIA Insurance Corp.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TENNESSEE MUNICIPAL FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                           $104,113,006
                                                                         ============
Gross unrealized appreciation                                            $  4,684,518
Gross unrealized depreciation                                                (147,190)
                                                                         ------------
         Net unrealized appreciation (depreciation)                      $  4,537,328
                                                                         ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                               NOTIONAL PRINCIPAL                                                                  UNREALIZED
                                   AMOUNT OF          CASH FLOWS PAID                  CASH FLOWS                 APPRECIATION
EXPIRATION      CURRENCY           CONTRACT             BY THE FUND               RECEIVED BY THE FUND           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
11/09/2026        USD             $ 2,150,000      Floating -3 Month LIBOR        Fixed - 20 Year LIBOR            $  (6,471)
                                                        Swap Index               Swap Index (5.787%)
---------------------------------------------------------------------------------------------------------------------------------
11/16/2026        USD               2,200,000      Floating -3 Month LIBOR        Fixed - 20 Year LIBOR               10,402
                                                        Swap Index               Swap Index (5.856%)
---------------------------------------------------------------------------------------------------------------------------------
07/11/2036        USD               2,000,000       Floating -7 Day BMA            Fixed - 30 Year BMA              (104,927)
                                                        Swap Index                Swap Index (4.127%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $(100,996)
                                                                                                               =================

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) VIRGINIA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                        SHARES/PAR               VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.0%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 8.6%
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FSA, 5%, 2032                        $ 1,455,000           $  1,474,686
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5.125%, 2024                     1,000,000              1,026,360
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", FGIC, 5%, 2025                           705,000                716,499
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "A", MBIA, 5%, 2035                         3,000,000              3,030,720
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.5%, 2016                             2,465,000              2,536,682
---------------------------------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport Authority Rev., "B", 5.75%, 2020                           11,000,000             11,352,770
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                                     1,755,000              1,855,790
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                                         3,000,000              3,067,650
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                                      720,000                732,168
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,793,325
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006 (c)                                                                  $ 1,625,000           $  1,674,465
---------------------------------------------------------------------------------------------------------------------------------
Newport News, VA, Economic Development, "A", 5%, 2031                                            1,595,000              1,636,311
---------------------------------------------------------------------------------------------------------------------------------
Stafford County, VA, Industrial Development Authority Rev., "B", MBIA, 5%, 2034                  3,060,000              3,120,955
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,431,731
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 13.1%
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                                          $ 1,900,000           $  2,029,561
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 5%, 2020                                                                2,015,000              2,087,500
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                    3,280,000              3,557,619
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Public Improvement, 6%, 2010 (c)                                                    3,480,000              3,774,547
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)                                                1,765,000              1,887,103
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 7.876%, 2016 (v)(z)                            1,105,000              1,259,590
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, RITES, FSA, 6.869%, 2017 (v)(z)                              615,000                683,400
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, 0%, 2008                                                                           2,000,000              1,886,440
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "A", FSA, 5.125%, 2010 (c)                                                         5,000,000              5,241,800
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2007                                                                      5,280,000              5,176,142
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2008                                                                      5,270,000              4,970,769
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, "B", 0%, 2009                                                                      5,175,000              4,646,736
---------------------------------------------------------------------------------------------------------------------------------
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)                                                  1,880,000              1,999,117
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 39,200,324
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities, FSA, 5.75%, 2029                               $ 1,000,000           $  1,075,810
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 12.5%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha
  Jefferson Hospital), 5.25%, 2023                                                             $ 3,000,000           $  3,055,590
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital
  Center Arlington Health Systems), 5.25%, 2011 (c)                                              2,600,000              2,766,920
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), "B",
  5.125%, 2033                                                                                     750,000                753,975
---------------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), AMBAC,
  5.25%, 2023                                                                                   11,000,000             11,332,310
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems,
  Inc.), "A", 5.6%, 2030                                                                         2,000,000              2,073,340
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems,
  Inc.), MBIA, 6.25%, 2020                                                                       1,500,000              1,733,880
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital
  Center), "A", 6.1%, 2012 (c)                                                                   1,000,000              1,112,850
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev. (Central
  Health), 5.2%, 2008 (c)                                                                          855,000                879,838
---------------------------------------------------------------------------------------------------------------------------------
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev.,
  Unrefunded Balance (Central Health), 5.2%, 2018                                                  145,000                149,340
---------------------------------------------------------------------------------------------------------------------------------
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018                         3,000,000              3,079,800
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018            3,580,000              3,654,858
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
  8.7%, 2023                                                                                     2,015,000              2,313,220
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac
---------------------------------------------------------------------------------------------------------------------------------
Hospital Corp.), 5.2%, 2026                                                                      1,000,000              1,019,760
---------------------------------------------------------------------------------------------------------------------------------
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial
  Hospital), "B", MBIA, ETM, 6.125%, 2017 (c)                                                    3,000,000              3,436,770
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,362,451
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development Authority, Residential Care Facilities
---------------------------------------------------------------------------------------------------------------------------------
(United Methodist Homes), "A", 6.7%, 2027                                                      $   750,000           $    782,355
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                    750,000                758,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,540,515
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal
---------------------------------------------------------------------------------------------------------------------------------
Facility Rev. (Waste Management, Inc.), 6.25%, 2027                                            $ 1,500,000           $  1,614,810
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                    1,750,000              1,684,148
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,298,958
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriot
  Hotel), 7.125%, 2015                                                                           2,000,000           $  2,033,360
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, Virginia Coal (Dominion Terminal Associates), 6%, 2033                1,000,000              1,058,160
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa
  Refinery), 5.875%, 2022                                                                          750,000                801,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,893,113
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging
  Corp.), 5.6%, 2025                                                                           $ 1,000,000           $    983,480
---------------------------------------------------------------------------------------------------------------------------------
Isle Wight County, VA, Industrial Development Authority, Solid Waste Disposal
  Facilities Rev. (Union Camp Corp.), 6.1%, 2027                                                 2,750,000              2,803,075
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
  (Chesapeake Corp.), "A", 6.375%, 2019                                                          1,750,000              1,750,070
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,536,625
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", 9%, 2018                                                                   $ 3,610,000           $  3,572,709
---------------------------------------------------------------------------------------------------------------------------------
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village),
  FNMA, 5.15%, 2031                                                                              3,000,000              3,054,690
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "B", 5.95%, 2016                                    1,345,000              1,355,182
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "G", 5.625%, 2020                                   2,000,000              2,050,080
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Rev., "I", 5.15%, 2017                                    3,000,000              3,043,110
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,075,771
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                                              $ 1,630,000           $  1,675,640
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.4%, 2022                           $ 1,270,000           $  1,191,044
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority Commonwealth, "C", 4.75%, 2032                            1,795,000              1,734,778
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "A", 4.9%, 2027                                          2,850,000              2,806,167
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "A", 5%, 2031                                            2,000,000              2,001,220
---------------------------------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority, "C", 4.66%, 2027                                         1,285,000              1,229,385
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,962,594
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                                            $ 3,090,000           $  3,413,152
---------------------------------------------------------------------------------------------------------------------------------
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories),
  5%, 2021                                                                                       1,500,000              1,549,380
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,962,532
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 21.2%
---------------------------------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                                      $ 1,830,000           $  1,893,190
---------------------------------------------------------------------------------------------------------------------------------
Caroline County, VA, Industrial Development Authority, Lease Rev., AMBAC, 5.125%, 2034           1,000,000              1,027,870
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
  6.25%, 2011                                                                                    3,985,000              4,149,142
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA,
  5.25%, 2017                                                                                    2,000,000              2,063,900
---------------------------------------------------------------------------------------------------------------------------------
Chesterfield County, VA, Industrial Development Authority, Public Facilities Lease
  Rev., 7.5%, 2008                                                                                 830,000                836,192
---------------------------------------------------------------------------------------------------------------------------------
Culpepper Industrial Development Authority, "N", MBIA, 4.5%, 2030                                3,000,000              2,837,640
---------------------------------------------------------------------------------------------------------------------------------
Dinwiddie County, VA, Industrial Development Authority Lease Rev., "B", MBIA, 5%, 2030           2,500,000              2,547,400
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, 4.5%, 2026                                   2,325,000              2,233,325
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority (Vienna II Metrorail), 6%, 2009 (c)           1,750,000              1,889,458
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029          1,000,000              1,024,410
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II
  Metrorail), 6%, 2009 (c)                                                                       1,650,000              1,781,489
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Redevelopment & Housing Authority Rev. (Mott & Gum Springs
  Community Centers), 5.5%, 2017                                                                 2,225,000              2,265,718
---------------------------------------------------------------------------------------------------------------------------------
Fairfax, VA, Economic Development Authority Fairfax Public Improvement Project,
  5%, 2030                                                                                       1,000,000              1,018,050
---------------------------------------------------------------------------------------------------------------------------------
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev.,
  School & Capital Improvement, "B", FSA, 5%, 2035                                               2,875,000              2,930,200
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036               2,000,000              2,031,640
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2027                 1,000,000              1,042,640
---------------------------------------------------------------------------------------------------------------------------------
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2032                  2,000,000              2,082,200
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "B", AMBAC, 6%, 2011 (c)                          1,000,000              1,092,550
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, VA, Industrial Development, "C", AMBAC, 6%, 2011 (c)                          1,120,000              1,223,656
---------------------------------------------------------------------------------------------------------------------------------
New River Valley, VA, Regional Jail Authority, MBIA, 5.125%, 2019                                3,405,000              3,527,989
---------------------------------------------------------------------------------------------------------------------------------
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC,
  5%, 2034                                                                                       1,000,000              1,018,890
---------------------------------------------------------------------------------------------------------------------------------
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital
  Projects), AMBAC, 5.25%, 2033                                                                  1,000,000              1,040,390
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Lease Partnerships, 5%, 2021                                          1,500,000              1,547,850
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2013 (v)(z)                              2,000,000              2,303,760
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., RITES, AMBAC, 6.598%, 2016 (v)(z)                                500,000                585,910
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Facilities, COP (Megahertz Project), "A", AMBAC, 5%, 2022                   1,600,000              1,639,488
---------------------------------------------------------------------------------------------------------------------------------
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035                                  1,720,000              1,750,926
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority (21st Century College Program), 6%, 2009 (c)                 2,000,000              2,117,780
---------------------------------------------------------------------------------------------------------------------------------
Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                                     3,750,000              3,598,238
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                                          1,070,000              1,129,225
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.389%, 2021 (v)(z)                                     1,390,000              1,487,967
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.389%, 2023 (v)(z)                                     1,520,000              1,617,523
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Rev., ROLS, 6.389%, 2033 (v)(z)                                     2,510,000              2,623,854
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", 5%, 2017                                 1,360,000              1,405,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 63,366,210
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center
  Expansion), 6.125%, 2010 (c)                                                                 $ 3,500,000           $  3,810,590
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                                 1,000,000              1,028,570
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,839,160
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   450,000           $    459,491
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039                            965,000                986,008
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                       2,000,000                 68,060
---------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., 5.625%, 2037                                                 1,000,000              1,028,680
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                                        545,000                547,976
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,090,215
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2008 (c)                                     $ 1,500,000           $  1,069,740
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
  5%, 2029                                                                                     $ 1,210,000           $  1,240,407
---------------------------------------------------------------------------------------------------------------------------------
Virginia Commonwealth Board Program (Oak Grove Connector), "A", 5.25%, 2007 (c)                  1,500,000              1,533,795
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,774,202
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet
  Briar), 5%, 2026                                                                             $ 1,770,000           $  1,767,646
---------------------------------------------------------------------------------------------------------------------------------
Danville, VA, Industrial Development Authority, Educational Facilities Rev. (Averett
  University), 6%, 2022                                                                            500,000                515,930
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development Authority, University Facilities Rev
  George Washington University), 6.25%, 2012                                                     2,710,000              2,713,930
---------------------------------------------------------------------------------------------------------------------------------
University of Virginia (University Revenue), "B", 5%, 2027                                       2,690,000              2,756,093
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee
  University), MBIA, 5.25%, 2031                                                                 1,000,000              1,099,860
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Hampton University),
  6%, 2010 (c)                                                                                   1,000,000              1,078,770
---------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, Educational Facilities Rev. (Regent University),
  MBIA, 5.125%, 2031                                                                             1,000,000              1,023,640
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,955,869
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.),
  5.25%, 2008                                                                                  $   750,000           $    754,455
---------------------------------------------------------------------------------------------------------------------------------
Halifax County, VA, Industrial Development Authority (Old Dominion Electric
  Cooperative), AMBAC, 5.625%, 2028                                                              3,000,000              3,156,990
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP),
  6.5%, 2017                                                                                       700,000                757,064
---------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                       2,000,000              2,032,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,701,169
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016 (c)                                   $   240,000           $    269,554
---------------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES, AMBAC, 6.338%, 2015 (v)(z)                                     1,010,000              1,107,344
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.367%, 2017 (v)(z)                       2,500,000              2,883,200
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 7.117%, 2019 (v)(z)                       1,270,000              1,453,032
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.467%, 2020 (v)(z)                       1,250,000              1,402,325
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                                               6,950,000              7,053,694
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                                               1,000,000              1,020,860
---------------------------------------------------------------------------------------------------------------------------------
Richmond, VA, Public Utilities Rev., FSA, "N", 5%, 2027                                          1,000,000              1,025,810
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,215,819
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 10.3%
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2026                                             $ 1,000,000           $  1,032,281
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                               3,155,000              3,250,660
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2027                                               3,210,000              3,293,396
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., 5%, 2032                                               2,000,000              2,037,780
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                                          2,000,000              2,058,340
---------------------------------------------------------------------------------------------------------------------------------
Loudoun County, VA, Sanitation Authority Water & Sewer Rev., 5%, 2033                            3,000,000              3,066,570
---------------------------------------------------------------------------------------------------------------------------------
Prince William County, VA, Water & Sewer Rev., FGIC, 5.5%, 2009 (c)                              2,000,000              2,107,760
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)                                 175,000                191,142
---------------------------------------------------------------------------------------------------------------------------------
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                                       1,450,000              1,486,642
---------------------------------------------------------------------------------------------------------------------------------
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                                         1,000,000              1,084,650
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater),
  5.75%, 2021                                                                                    1,335,000              1,432,081
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)                                   1,135,000              1,200,365
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)                                     2,750,000              2,967,718
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2019                         1,600,000              1,698,576
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Infrastructure Rev., "A", MBIA, 5.5%, 2020                         1,690,000              1,792,609
---------------------------------------------------------------------------------------------------------------------------------
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek
  Project), 5%, 2035                                                                             2,015,000              2,056,078
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,756,648
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $292,578,421
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "A", 4%, due 7/06/06                                                              $   100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "B", 4%, due 7/06/06                                                                  700,000                700,000
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 4%, due 7/07/06                                                                  500,000                500,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development Corp. Rev. (Scott & White Memorial
---------------------------------------------------------------------------------------------------------------------------------
Hospital), 4.03%, due 7/07/06                                                                      300,000                300,000
---------------------------------------------------------------------------------------------------------------------------------
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power
  Corp.), "A", 3.98%, due 7/05/06                                                                  100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3.98%,
  due 7/06/06                                                                                      600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 3.98%, due 7/05/06                                        100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                            200,000                200,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                    $ 2,600,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                              $ 295,178,421
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   3,367,511
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                               $ 298,545,932
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $292,578,421 and 99.12% of market value. All of the security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                            ACQUISITION     ACQUISITION              CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                           DATE           COST               MARKET VALUE    NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES,
AMBAC, 6.338%, 2015                                           5/20/1999     $1,058,642           $ 1,107,344

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 7.367%, 2017                                8/28/2000      2,770,600             2,883,200

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 7.117%, 2019                                8/28/2000      1,345,006             1,453,032

Puerto Rico Electric Power Authority
Rev., RITES, FSA, 6.467%, 2020                                8/28/2000      1,240,075             1,402,325

Puerto Rico Municipal Finance
Agency, RITES, FSA, 7.876%, 2016                              1/06/2000      1,145,670             1,259,590

Puerto Rico Municipal Finance
Agency, RITES, FSA, 6.869%, 2017                              1/06/2000       576,968                683,400

Puerto Rico Public Finance Corp.,
RITES, AMBAC, 6.598%, 2013                                    9/30/1999      2,036,440             2,303,760

Puerto Rico Public Finance Corp.,
RITES, AMBAC, 6.598%, 2016                                    3/31/1999       569,030                585,910

Virginia Resources Authority
Rev., ROLS, 6.389%, 2021                                     12/01/2003      1,508,372             1,487,967

Virginia Resources Authority
Rev., ROLS, 6.389%, 2023                                     12/01/2003      1,612,568             1,617,523

Virginia Resources Authority Rev.,
ROLS, 6.389%, 2033                                           12/01/2003      2,586,957             2,623,854
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $17,407,905        5.8%
                                                                                                 ===========        =====

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                Bond Market Assn.
COP                Certificate of Participation
ETM                Escrowed to Maturity
LIBOR              London Interbank Offered Rate

Insurers
----------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FNMA               Federal National Mortgage Assn.
FSA                Financial Security Assurance, Inc.
MBIA               MBIA Insurance Corp.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security
ROLS               Residual Options Longs

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                   $ 284,787,951
                                                                                 =============
Gross unrealized appreciation                                                    $  11,273,046
Gross unrealized depreciation                                                         (882,576)
                                                                                 -------------
      Net unrealized appreciation (depreciation)                                 $  10,390,470
                                                                                 =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                             NOTIONAL PRINCIPAL                                                                    UNREALIZED
                                 AMOUNT OF                CASH FLOWS PAID               CASH FLOWS               APPRECIATION
EXPIRATION       CURRENCY         CONTRACT                  BY THE FUND             RECEIVED BY THE FUND         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
12/01/2007          USD         $6,000,000       Fixed - 3 Year BMA                 Floating - 7 day BMA           $  85,590
                                                 Swap Index (2.795%)                    Swap Index
--------------------------------------------------------------------------------------------------------------------------------
11/09/2026          USD          3,000,000       Floating - 3 Month LIBOR Swap      Fixed - 20 Year LIBOR             (9,030)
                                                 Index                               Swap Index (5.787%)
--------------------------------------------------------------------------------------------------------------------------------
11/16/2026          USD          3,000,000       Floating - 3 Month LIBOR Swap      Fixed - 20 Year LIBOR             14,185
                                                 Index                               Swap Index (5.856%)
--------------------------------------------------------------------------------------------------------------------------------
07/11/2036          USD          3,000,000       Floating - 7 day BMA Swap Index    Fixed - 30 Year BMA             (157,391)
                                                                                       Swap Index (4.127%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ (66,646)
                                                                                                                   =========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 21.9%
---------------------------------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009                                                $ 1,140,000           $  1,240,571
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023                                     1,500,000              1,536,975
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", CIFG, 5%, 2034                             2,000,000              2,024,940
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, RITES, MBIA, 7.367%, 2019 (v)(z)                3,000,000              3,385,560
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Public Improvement, "A", CIFG, 5%, 2025                                 1,000,000              1,030,520
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev. (State Office Building), "F", XLCA,
  5.25%, 2025                                                                                    2,000,000              2,155,500
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority Rev., "B", 5.25%, 2007 (c)                                3,115,000              3,206,083
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)                                       2,000,000              2,136,400
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Public Improvements, FGIC, 5%, 2021                                                4,000,000              4,081,440
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Sewer Improvements, FGIC, 5.5%, 2017                                               2,565,000              2,703,690
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Utility Improvements, FGIC, 5.25%, 2026                                      8,000,000              8,192,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,693,919
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education, FGIC, 5%, 2016                                          $ 1,390,000           $  1,431,867
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico, Municipal Finance Agency, RITES, FSA, 6.869%, 2017 (v)(z)                             900,000              1,000,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,431,965
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009 (c)                           $ 1,680,000           $  1,818,902
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2027                                        2,350,000              2,405,390
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Board of Education, MBIA, 5%, 2033                                        3,000,000              3,046,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,271,122
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission Rev. (St. Francis Hospital), ETM, 7.5%, 2007 (c)       $    60,000           $     61,946
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Community Hospital Rev. (Monongalia General Hospital),
  "A", 5.25%, 2035                                                                               1,000,000              1,009,260
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                             750,000                712,643
---------------------------------------------------------------------------------------------------------------------------------
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA,
  5.2%, 2021                                                                                     1,000,000              1,043,810
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                              600,000                613,260
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical
  Center), ETM, 6.5%, 2023(c)                                                                    2,000,000              2,359,480
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Fairmont General Hospital),
  6.625%, 2019                                                                                     300,000                300,030
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical
  Office Building), 7.25%, 2014                                                                  1,645,000              1,647,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,748,242
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev. (Maplewood Retirement), AMBAC,
  5.25%, 2008 (c)                                                                              $ 2,625,000           $  2,738,295
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development (Edgewood Summit), 5.50%, 2029                                  300,000                298,053
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,036,348
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Refinery),
  5.875%, 2022                                                                                 $   350,000           $    374,077
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Webster County, WV, Housing Development Rev. (Circlebrook), FHA, 6.35%, 2008                   $   155,000           $    155,087
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage),
  AMBAC, 5.8%, 2020                                                                              1,260,000              1,344,344
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                                         $    75,000           $     75,062
---------------------------------------------------------------------------------------------------------------------------------
Kanawha County, WV, 0%, 2014 (c)                                                                 1,920,000              1,225,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,300,387
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage Backed Securities,
  "A", 4.75%, 2023                                                                             $   680,000           $    680,184
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.25%, 2018                                         1,000,000              1,022,500
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Housing Development Fund Rev., 5.3%, 2023                                            945,000                956,312
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,658,996
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 20.2%
---------------------------------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development Authority, Rev., MBIA, 5.1%, 2018                        $ 1,740,000           $  1,789,955
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "A", RITES, AMBAC, 6.538%, 2018 (v)(z)                        4,520,000              5,255,314
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, "B", RITES, AMBAC, 6.538%, 2018 (v)(z)                        1,250,000              1,453,350
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2007 (c)                           3,150,000              3,033,450
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2008 (c)                           3,050,000              2,823,111
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Building Commission, Lease Rev., MBIA, ETM, 0%, 2009 (c)                           1,000,000                886,120
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public),
  5%, 2020                                                                                       1,000,000              1,025,220
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
  5.5%, 2013                                                                                     1,000,000              1,078,930
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA,
  5%, 2026                                                                                       2,100,000              2,139,165
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority State Office Building, "B", MBIA,
  5.25%, 2030                                                                                    1,355,000              1,403,292
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033                        1,000,000              1,024,080
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Department of Environmental Protection,
  5.5%, 2022                                                                                     2,000,000              2,124,540
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Economic Development Authority, Lease Rev. (State Office Building), "B",
  MBIA, 5.25%, 2025                                                                                645,000                671,709
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home),
  5.5%, 2034                                                                                     1,000,000              1,006,120
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University
  Hospital), AMBAC, 5%, 2018                                                                     1,000,000              1,013,500
---------------------------------------------------------------------------------------------------------------------------------
West Virginia School Building Authority, Miscellaneous Tax Rev., FSA, 5.25%, 2021                2,550,000              2,631,549
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,359,405
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025                               $   500,000           $    514,285
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.375%, 2033                      $   665,000           $    679,025
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2006 (c)                                                                                 $ 2,500,000           $  2,500,000
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2007 (c)                                                                                   2,000,000              1,926,000
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic Development & Tourism Authority, Rev., FGIC, ETM,
  0%, 2008 (c)                                                                                     610,000                564,622
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,990,622
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway & Transportation Authority Rev., "J", MBIA,
  5%, 2029                                                                                       1,820,000              1,865,737
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 23.1%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial Tourist Education (University Plaza), MBIA,
  5%, 2021                                                                                     $ 1,270,000           $  1,305,052
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., "A", FGIC, 5%, 2032                         3,210,000              3,262,291
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.25%, 2022                           5,130,000              5,362,081
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5.375%, 2027                          1,500,000              1,582,830
---------------------------------------------------------------------------------------------------------------------------------
Fairmont State College, West Virginia, College Rev., FGIC, 5%, 2032                              2,250,000              2,280,038
---------------------------------------------------------------------------------------------------------------------------------
Shepherd University Board of Governors, West Virginia Rev. (Residence Facilities
  Projects), MBIA, 5%, 2035                                                                      1,675,000              1,700,175
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019            1,680,000              1,747,956
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education (Student Union James C. Wilson College),
  5.125%, 2022                                                                                   1,500,000              1,560,390
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education, "B", FGIC, 5%, 2029                                1,000,000              1,019,200
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Department of Higher Education, MBIA, 5%, 2010                                     1,345,000              1,393,057
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, Dormitory Rev., AMBAC, 5%, 2007 (c)                                    2,000,000              2,051,880
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2020          2,705,000              2,914,151
---------------------------------------------------------------------------------------------------------------------------------
West Virginia University, University Systems Rev. (West Virginia University), MBIA,
  5.5%, 2020                                                                                     1,700,000              1,868,980
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                             4,395,000              4,453,761
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, West Virginia University Improvement Rev., "C", FGIC, 5%, 2028                    1,000,000              1,016,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 33,517,962
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
West Liberty State College, Capital Improvement, 6%, 2028                                      $   500,000           $    523,510
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022                   $   750,000           $    759,105
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.1%
---------------------------------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                                              $   200,000           $    216,016
---------------------------------------------------------------------------------------------------------------------------------
Parkersburg, WV, Waterworks & Sewer Series A, "N", FGIC, 4.5%, 2022                              1,000,000                980,900
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                    500,000                485,335
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020                               1,000,000              1,078,030
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023                               1,000,000              1,045,850
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026                                  2,850,000              2,912,073
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)                                105,000                110,593
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, "A", FGIC, 5%, 2033                                   1,500,000              1,524,480
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., "A", AMBAC, 5%, 2033             1,950,000              1,978,777
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                390,000                413,966
---------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)                895,000                949,998
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,696,018
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                              $141,920,156
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
  Hospital), "C", 4%, due 7/06/06                                                              $   100,000           $    100,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 4.03%, due 7/03/06                                                             100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources, Power Supply Rev., "C-3", 3.93%, due 7/06/06             100,000                100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water & Sewer Finance Authority Rev., 3.96%, due 7/03/06                   600,000                600,000
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.93%, due 7/06/06                            650,000                650,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                   $  1,550,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $143,470,156
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                   1,542,933
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $145,013,089
---------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $141,920,156 and 98.92% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                ACQUISITION    ACQUISITION          CURRENT             TOTAL % OF
RESTRICTED SECURITIES                                               DATE          COST            MARKET VALUE          NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement,
RITES, MBIA, 7.367%, 2019                                          3/30/2000    $3,090,720       $ 3,385,560

Puerto Rico, Municipal Finance Agency, RITES, FSA,
6.869%, 2017                                                       1/06/2000       844,344         1,000,098

West Virginia Building Commission, "A", RITES,
AMBAC, 6.538%, 2018                                                5/05/1999     4,888,561         5,255,314

West Virginia Building Commission, "B", RITES,
AMBAC, 6.538%, 2018                                                5/05/1999     1,351,925         1,453,350
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                      $11,094,322              7.7%
                                                                                               ===============           ======

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA                Bond Market Assn.
ETM                Escrowed to Maturity
LIBOR              London Interbank Offered Rate

Insurers
---------------------------------------------------------------------------------------------------------------------------------
AMBAC              AMBAC Indemnity Corp.
CIFG               CDC IXIS Financial Guaranty
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FSA                Financial Security Assurance, Inc.
MBIA               MBIA Insurance Corp.
XLCA               XL Capital Insurance Co.

Inverse Floaters
---------------------------------------------------------------------------------------------------------------------------------
RITES              Residual Interest Tax-Exempt Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                             $ 138,370,354
                                                                           =============
Gross unrealized appreciation                                              $   5,572,255
Gross unrealized depreciation                                                   (472,453)
                                                                           -------------
      Net unrealized appreciation (depreciation)                           $   5,099,802
                                                                           =============

(2) FINANCIAL INSTRUMENTS

INTEREST RATE SWAPS

                            NOTIONAL PRINCIPAL                                                                   UNREALIZED
                                AMOUNT OF          CASH FLOWS PAID                  CASH FLOWS                APPRECIATION
EXPIRATION      CURRENCY        CONTRACT             BY THE FUND                RECEIVED BY THE FUND         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
12/01/2007         USD         $ 3,000,000        Fixed - 3 Year BMA          Floating - 7 day BMA              $  42,795
                                                   Swap Index (2.795%)              Swap Index
----------------------------------------------------------------------------------------------------------------------------
11/09/2026         USD          1,500,000       Floating - 3 month LIBOR       Fixed - 20 Year LIBOR               (4,515)
                                                      Index Swap                 Swap Index (5.787%)
----------------------------------------------------------------------------------------------------------------------------
11/16/2026         USD          1,500,000       Floating - 3 month LIBOR       Fixed - 20 Year LIBOR                7,092
                                                      Index Swap                 Swap Index (5.856%)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                $  45,372
                                                                                                                =========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/06

MFS(R) MUNICIPAL INCOME FUND

[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2006
ISSUER                                                                                                SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.9%
----------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien Passenger Facility D),
  AMBAC, 5.5%, 2019                                                                                   $  350,000      $    370,447
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES, FSA, 7.249%, 2022 (v)(z)                        1,500,000         1,720,320
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                          950,000           964,336
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Local Public Improvement, (Airport Authority Project), "I", MBIA, 5%, 2034             200,000           200,684
----------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson County, KY, Regional Airport Authority, "A", MBIA, 6.5%, 2017                   3,000,000         3,123,240
----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038                                             500,000           502,165
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev.
  (Terminal One Group), 5.5%, 2024                                                                       195,000           203,190
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                                1,080,000         1,133,168
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  8,217,550
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 7.3%
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 5%, 2018                                 $4,000,000      $  4,141,120
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA, 0% to 2006, 5.7% to 2025                    645,000           689,428
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.875%, 2009 (c)                                                        3,205,000         3,410,408
----------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ROLS, FGIC, 7.423%, 2015 (v)(z)                                           3,000,000         3,559,980
----------------------------------------------------------------------------------------------------------------------------------
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                              710,000           724,420
----------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                     200,000           217,250
----------------------------------------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                               850,000           926,050
----------------------------------------------------------------------------------------------------------------------------------
Illinois, MBIA, 5.5%, 2025                                                                               110,000           114,851
----------------------------------------------------------------------------------------------------------------------------------
Interlocken Metropolitan District, CO, Improvement, "C", XLCA, 0%, 2027                                  510,000           148,976
----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                     1,360,000           560,238
----------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                     1,335,000           491,147
----------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, 6%, 2009 (c)                                                                          800,000           847,184
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "J", MBIA, 5%, 2017                                                                      2,000,000         2,060,880
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, 5%, 2020                                                                                700,000           713,944
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                     3,185,000         1,222,817
----------------------------------------------------------------------------------------------------------------------------------
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                     3,150,000         1,131,134
----------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "C", 6%, 2010 (c)                                                                  1,200,000         1,285,908
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 22,245,735
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                                      $1,000,000      $  1,068,550
----------------------------------------------------------------------------------------------------------------------------------
Worcester, MA, FSA, 6%, 2010 (c)                                                                       3,475,000         3,755,016
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,823,566
----------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 9.0%
----------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                                   $  490,000      $    180,271
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                                 380,000            99,712
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                                 285,000            63,216
----------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                                 380,000            75,502
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2009 (c)                                             2,000,000         2,073,860
----------------------------------------------------------------------------------------------------------------------------------
Dudley-Charlton, MA, Regional School District, RITES, FGIC, 6.318%, 2013 (v)(z)                        1,495,000         1,738,057
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2028                         200,000            62,244
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2029                         385,000           117,825
----------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District, Capital Appreciation, "N", PSF, 0%, 2031                         380,000            99,712
----------------------------------------------------------------------------------------------------------------------------------
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                                 640,000           679,782
----------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education Capital Outlay, Public Education, "A", 5%, 2019                             1,000,000         1,023,810
----------------------------------------------------------------------------------------------------------------------------------
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                                 1,225,000         1,405,969
----------------------------------------------------------------------------------------------------------------------------------
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009 (c)                                       2,500,000         2,580,400
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, 6.298%, 2017 (v)(z)                                   2,325,000         2,480,217
----------------------------------------------------------------------------------------------------------------------------------
Keller, TX, Independent School District, PSF, 6%, 2017                                                   225,000           241,619
----------------------------------------------------------------------------------------------------------------------------------
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                                           640,000           685,728
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                      485,000           168,077
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)                      430,000           140,120
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2025                          275,000           105,413
----------------------------------------------------------------------------------------------------------------------------------
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2026                          275,000            99,545
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                               900,000           314,451
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                               910,000           236,081
----------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2018                                                2,500,000         1,257,400
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                                 215,000           239,871
----------------------------------------------------------------------------------------------------------------------------------
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                                 215,000           239,931
----------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                                                 700,000           734,405
----------------------------------------------------------------------------------------------------------------------------------
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA, 0%, 2029                                   1,115,000           351,392
----------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, AMBAC, 5.65%, 2021                                                                    1,500,000         1,607,490
----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                    750,000           801,510
----------------------------------------------------------------------------------------------------------------------------------
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                                           1,705,000         1,830,948
----------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028                   740,000           232,412
----------------------------------------------------------------------------------------------------------------------------------
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029             2,150,000           684,539
----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                  1,665,000         1,786,379
----------------------------------------------------------------------------------------------------------------------------------
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                  1,765,000         1,893,669
----------------------------------------------------------------------------------------------------------------------------------
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                               1,080,000         1,122,206
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 27,453,763
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 19.7%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  9.25%, 2030                                                                                         $  650,000      $    768,703
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
  "B", 9.25%, 2022                                                                                       350,000           413,917
----------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital), 5.75%, 2008 (c)          600,000           629,850
----------------------------------------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                         1,000,000         1,023,030
----------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013                  600,000           604,398
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)        500,000           566,750
----------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                                 900,000           997,416
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                               300,000           302,904
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                              500,000           523,870
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
  "D", 6.875%, 2007 (c)                                                                                  700,000           713,230
----------------------------------------------------------------------------------------------------------------------------------
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital),
  "A", 5.75%, 2009                                                                                       205,000           207,136
----------------------------------------------------------------------------------------------------------------------------------
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.),
  5.5%, 2031                                                                                             445,000           455,618
----------------------------------------------------------------------------------------------------------------------------------
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031                                  500,000           508,210
----------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours) RIBS, FSA,
  8.025%, 2027 (v)                                                                                     5,000,000         6,213,700
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011 (c)                                                                                           350,000           386,271
----------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Hospital (Advent Health Systems), "C", 5.25%, 2036               465,000           476,169
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2015                        1,000,000         1,055,030
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024                       350,000           360,794
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates),
  6%, 2024                                                                                               335,000           356,798
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2022                        650,000           662,409
----------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                               640,000           652,166
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health) "A", 5%, 2039              260,000           257,507
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Deaconess Hospital),
  "A", AMBAC, 5.375%, 2034                                                                               565,000           589,979
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research Foundation,
  Inc.), 6.375%, 2031                                                                                    500,000           526,640
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical Research Foundation,
  Inc.), 6.375%, 2021                                                                                  1,700,000         1,792,905
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014           400,000           404,412
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031          250,000           258,595
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton Healthcare, Inc.),
  6.5%, 2020                                                                                           1,250,000         1,341,688
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton Healthcare, Inc.),
  6.625%, 2028                                                                                           250,000           269,025
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Refunding & Improvement, "A", MBIA, 5%, 2018          2,400,000         2,474,640
----------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee),
  6.375%, 2022                                                                                         1,000,000         1,050,770
----------------------------------------------------------------------------------------------------------------------------------
Lauderdale County & Florence, AL (Coffee Health Group), "A", MBIA, 5.25%, 2019                         1,100,000         1,137,730
----------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital),
  5.75%, 2025                                                                                          1,000,000         1,039,130
----------------------------------------------------------------------------------------------------------------------------------
Marion County, FL, Hospital District Rev. (Monroe Hospital), 5.625%, 2019                                750,000           773,693
----------------------------------------------------------------------------------------------------------------------------------
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                                                  500,000           526,060
----------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Rev. (Martin Memorial Medical Center), "B",
  5.75%, 2022                                                                                            850,000           888,786
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033              305,000           313,613
----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010 (c)                                                                     1,000,000         1,108,540
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012               400,000           429,956
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015             1,000,000         1,033,060
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems),
  5.75%, 2021                                                                                            400,000           427,528
----------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                      300,000           306,678
----------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019                    750,000           818,655
----------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015                       800,000           829,576
----------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority Hospital Rev. (Mercy Memorial Hospital Corp.),
  5.5%, 2035                                                                                             670,000           679,648
----------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-2",
  MBIA, 0% to 2007, 5% to 2014 (c)                                                                     1,270,000         1,241,755
----------------------------------------------------------------------------------------------------------------------------------
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032                   375,000           386,993
----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health
  System), 5.875%, 2011                                                                                  330,000           343,375
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health), 6.5%, 2017               820,000           903,263
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Exeter Hospital), 6%, 2024                 500,000           540,260
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities (Palisades Medical Center), 6.5%, 2021                                 500,000           540,585
----------------------------------------------------------------------------------------------------------------------------------
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.),
  6%, 2023                                                                                             1,000,000         1,058,210
----------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013          900,000           855,171
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014                         600,000           654,462
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031                       255,000           275,724
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan Obligated Group),
  "A", FSA, 5%, 2032                                                                                   1,120,000         1,131,222
----------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan Obligated Group),
  6.5%, 2012 (c)                                                                                       1,500,000         1,696,170
----------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                      290,000           294,878
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
  6%, 2012 (c)                                                                                           300,000           331,389
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare),
  6%, 2012 (c)                                                                                           500,000           552,315
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health
  Alliance), 6.25%, 2031                                                                                 500,000           533,140
----------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                                         300,000           324,210
----------------------------------------------------------------------------------------------------------------------------------
Stillwater, OK, Medical Center Authority (Stillwater Medical Center), 6.5%, 2007 (c)                   1,000,000         1,041,810
----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital),
  "C", 5.875%, 2032                                                                                    1,000,000         1,036,420
----------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020                 1,000,000         1,045,980
----------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                        400,000           427,956
----------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                           500,000           537,430
----------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Special Care Facilities Financing (Lanier Memorial Hospital), 5.5%, 2007                     500,000           501,660
----------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2031               750,000           780,960
----------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center),
  6.375%, 2031                                                                                           500,000           511,050
----------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024              195,000           199,871
----------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority (Holy Spirit Hospital), 6.25%, 2032                                 1,000,000         1,053,930
----------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019                          1,500,000         1,637,715
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017           325,000           341,523
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030        750,000           844,568
----------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
  6.25%, 2022                                                                                          1,000,000         1,082,770
----------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's Riverside Hospital),
  6.8%, 2016                                                                                             385,000           400,508
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 60,264,456
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 7.75%, 2006         $   30,000      $     29,952
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016           505,000           480,583
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026           1,130,000         1,054,561
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025                             500,000           557,125
----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                           270,000           319,067
----------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2035                               105,000           111,605
----------------------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills), "A", GNMA, 6%, 2021                    200,000           213,854
----------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority Rev. (Hoosier Care), 7.125%, 2034                          800,000           803,000
----------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2025              480,000           570,609
----------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                      940,000           974,658
----------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                             385,000           407,014
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,522,028
----------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012                $  225,000      $    229,860
----------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031       1,000,000         1,097,970
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,327,830
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                                    $  300,000      $    315,372
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (American Airlines, Inc.), 7.625%, 2025                 970,000         1,120,263
----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035                    1,000,000         1,003,940
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,439,575
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033                           $1,000,000      $  1,051,670
----------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030                         1,000,000         1,083,510
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,135,180
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
  (Waste Management, Inc.), "A-2", 5.4%, 2025                                                         $  215,000      $    220,880
----------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), 7.45%, 2017                      2,500,000         2,611,000
----------------------------------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev.
  (Waste Management, Inc.), 6.25%, 2027                                                                  500,000          538,2707
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018              230,000           243,531
----------------------------------------------------------------------------------------------------------------------------------
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029          150,000           161,588
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste Management, Inc.),
  6.9%, 2029                                                                                             300,000           322,563
----------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business Rev. (Republic Services, Inc.), 5.625%, 2026                               450,000           473,324
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  4,571,156
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)                $3,000,000      $        300
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.6%
----------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017                       $  500,000      $    527,935
----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority (Valero Energy Corp.), 5.6%, 2031                       500,000           512,450
----------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017          500,000           510,575
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Flour Corp.), 5.625%, 2019           2,895,000         2,989,174
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017                           1,300,000         1,342,523
----------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032 (a)                   400,000           438,716
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021                        550,000           583,165
----------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                      980,000         1,019,994
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,924,532
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.),
  5.75%, 2028                                                                                         $  260,000      $    262,361
----------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead  Westvaco
  Escanaba), "A", 6.25%, 2012 (c)                                                                        900,000         1,004,418
----------------------------------------------------------------------------------------------------------------------------------
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.), "B",
  6.45%, 2019                                                                                          2,000,000         2,101,000
----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027             500,000           516,065
----------------------------------------------------------------------------------------------------------------------------------
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026           1,500,000         1,535,670
----------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay
  Paperboard LLC), 6.8%, 2014                                                                          1,000,000         1,042,590
----------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.),
  "A", 6.375%, 2019                                                                                      550,000           550,022
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,012,126
----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021                         $  300,000      $    318,828
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                            400,000           425,536
----------------------------------------------------------------------------------------------------------------------------------
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA, 5.25%, 2039                                      555,000           578,477
----------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                                         640,000           620,909
----------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev. (Empowerment Zone),
  "A", AMBAC, 5%, 2034                                                                                   490,000           487,070
----------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund),
  "C",  5.125%, 2025                                                                                      65,000            63,629
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,494,449
----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
  FSA, 5%, 2035                                                                                       $  150,000      $    149,534
----------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments),
  FSA, 5.1%, 2046                                                                                        275,000           274,049
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev. (Irvine Apartments), 5.25%, 2025           1,000,000         1,021,730
----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009 (a)                                                      2,000,000         2,112,820
----------------------------------------------------------------------------------------------------------------------------------
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                                                    1,000,000         1,007,280
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                                                   1,000,000         1,016,830
----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                                                     500,000           490,905
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi -Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039                320,000           321,898
----------------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (a)                                                  2,000,000         1,973,220
----------------------------------------------------------------------------------------------------------------------------------
Newark, NJ, Housing Authority (Port Authority - Newark Marine Terminal), MBIA, 5.5%, 2028                215,000           229,945
----------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", GNMA, 5.15%, 2048                   305,000           293,373
----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025           455,000           448,321
----------------------------------------------------------------------------------------------------------------------------------
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian River Development Corp.),
  4.75%, 2026                                                                                            335,000           329,057
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  9,668,962
----------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                         $  100,000      $     58,036
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                            210,000           113,959
----------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                                            300,000           152,472
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $    324,467
----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)                                    $1,015,000      $  1,081,757
----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042                               220,000           226,827
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,308,584
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 3.4%
----------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)                                  $2,510,000      $  3,040,664
----------------------------------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022                                     161,000           161,675
----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., "A", GNMA, 6.05%, 2032        465,000           487,608
----------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                                  85,000            85,717
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                          10,000             9,989
----------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                              415,000            98,359
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                                    320,000           327,715
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                                     400,000           411,788
----------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                                       20,000            20,130
----------------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA, 6.2%, 2034                                  100,000           100,301
----------------------------------------------------------------------------------------------------------------------------------
Nortex Housing Finance Corp., TX, Single Family Mortgage Backed Securities Rev., "A", 5.5%, 2038         785,000           813,998
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                         160,000           161,787
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                      495,000           504,786
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.8%, 2036                       605,000           650,617
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                    60,000            61,388
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                    190,000           200,631
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                       365,000           391,641
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037                    365,000           387,550
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.8%, 2027                     280,000           294,893
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.7%, 2036                     590,000           625,365
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                     140,000           150,014
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-6", GNMA, 5.65%, 2036                    460,000           483,800
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B", GNMA, 5.45%, 2027                      325,000           340,194
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033                    285,000           292,493
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 5.5%, 2037                     335,000           343,653
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 10,446,756
----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028                                 $1,735,000      $    551,643
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                    35,000            35,376
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                                   60,000            60,277
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                     80,000            81,497
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                              15,000            15,499
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                              7,000             7,109
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                      250,000           256,183
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                             115,000           118,451
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                            105,000           107,088
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                               40,000            40,215
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                             170,000           176,130
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                        165,000           169,457
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", FHA, 6.375%, 2033                                       90,000            91,814
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031                   60,000            61,888
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032                          120,000           121,283
----------------------------------------------------------------------------------------------------------------------------------
Minnesota Housing Finance Agency Rev., Residential Housing Finance, "B", 4.8%, 2023                      165,000           165,512
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
  "B", GNMA, 6.7%, 2030                                                                                  180,000           185,186
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
  GNMA, 6.35%, 2032                                                                                      190,000           194,049
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
  GNMA, 6.85%, 2032                                                                                      165,000           169,828
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program),
  GNMA, 6.75%, 2034                                                                                      100,000           105,455
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                          100,000           100,505
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                             85,000            85,629
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                            705,000           760,068
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                     175,000           181,190
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                                              70,000            70,353
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032                                            380,000           392,874
----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                       440,000           472,292
----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                                 340,000           340,609
----------------------------------------------------------------------------------------------------------------------------------
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, "C", GNMA, 5.9%, 2035            425,000           441,868
----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                        445,000           467,980
----------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", 5.25%, 2039                            520,000           532,033
----------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                           685,000           713,934
----------------------------------------------------------------------------------------------------------------------------------
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                                    235,000           236,772
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  7,510,047
----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
  (American Ref-Fuel Co.), "A", 6.2%, 2019                                                            $  500,000      $    520,265
----------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                                   830,000           824,638
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Ogden Haverhill Associates), 6.7%, 2014                   700,000           759,850
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
  5.6%, 2019                                                                                           1,000,000         1,028,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,133,613
----------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021                         $1,000,000      $  1,152,120
----------------------------------------------------------------------------------------------------------------------------------
Michigan, COP, AMBAC, 5.5%, 2010 (c)                                                                   1,250,000         1,321,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,473,370
----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.9%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                                $  760,000      $    816,802
----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, Capital Improvement, "D", 6%, 2015                                    2,850,000         3,055,998
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.297%, 2016 (v)(z)                         1,500,000         1,734,300
----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.297%, 2017 (v)(z)                         1,250,000         1,455,150
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, "A", 5%, 2045         325,000           324,025
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010 (c)                                                                                1,500,000         1,578,765
----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.5%, 2013 (c)                                                                                  1,075,000         1,167,332
----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC, 6%, 2017                                     500,000           536,425
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems,
  "C", AMBAC, 0%, 2028                                                                                 1,115,000           368,898
----------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp., Correctional Facilities Service Contract C, AMBAC,
  5.875%, 2009 (c)                                                                                     1,000,000         1,056,170
----------------------------------------------------------------------------------------------------------------------------------
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                                 525,000           590,641
----------------------------------------------------------------------------------------------------------------------------------
Virginia College Building Authority, VA, Public Higher Education Financing, "A", 5.75%, 2009 (c)       2,295,000         2,416,887
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 15,101,393
----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.9%
----------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                               $  650,000      $    677,840
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                              675,000           708,878
----------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                             700,000           735,539
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, Refunding Issue G, "A", MBIA, 6.1%, 2018                  550,000           555,495
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  2,677,752
----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                              $  250,000      $    258,895
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                                450,000           474,035
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                                 200,000           206,496
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                                300,000           314,214
----------------------------------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority Rev., Future Tax Secured, "A", 6%, 2009 (c)               2,000,000         2,141,300
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,394,940
----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 2.0%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014                     $   75,000      $     75,401
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                         50,000            51,300
----------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                         1,000,000         1,021,850
----------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                                265,000           263,688
----------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B", 6.25%, 2009                    100,000           100,783
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                                         780,000           800,225
----------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                    1,200,000         1,232,640
----------------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                                         205,000           204,034
----------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Special Assessment, "B", 5.3%, 2009           255,000           254,057
----------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                              50,000            50,275
----------------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                                    655,000           648,352
----------------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                               935,000           940,460
----------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement,
  "B", 5%, 2009                                                                                         110,000            109,652
----------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                                  120,000           120,476
----------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, "B", 5.25%, 2016                                     185,000           184,186
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  6,057,379
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.7%
----------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                          $1,015,000      $  1,075,677
----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed
  (Gold Country), 0%, 2033                                                                             1,655,000           350,843
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                             4,000,000           258,360
----------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                             2,000,000            68,060
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                    385,000           407,195
----------------------------------------------------------------------------------------------------------------------------------
Guam Economic Development Authority, 5%, 2022                                                            115,000           115,680
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011 (c)            750,000           788,475
----------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0% to 2007,
  5.6% to 2034                                                                                           615,000           576,095
----------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                                       415,000           429,994
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                                     660,000           686,908
----------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                                500,000           533,045
----------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                       70,000            76,102
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,366,434
----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA, 6.5%, 2016                                 $  235,000      $    267,313
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., "C", MBIA, ETM, 6.5%, 2016 (c)                                        80,000            91,226
----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority Co. Rev., Capital Appreciation "B", AMBAC, 0%, 2018           750,000           405,660
----------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., ETM, 0%, 2009 (c)               1,000,000           904,910
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,669,109
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)                              $1,000,000      $  1,067,910
----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Transportation Project Sublease "A",
  FSA, 6%, 2009 (c)                                                                                      325,000           343,125
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                                            850,000           882,207
----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission Oil, "A", AMBAC, ETM, 5.25%, 2018 (c)                                 1,150,000         1,185,018
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  3,478,260
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 4.2%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University),
  ASSD GTY, 4.75%, 2026                                                                               $1,000,000      $    987,170
----------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College), "A", 6%, 2011 (c)                    1,000,000         1,109,820
----------------------------------------------------------------------------------------------------------------------------------
Arkansas Technical University Rev., Housing Systems, "N", AMBAC, 5%, 2036                                165,000           169,066
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017              250,000           240,128
----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                             1,650,000         1,955,399
----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (University of Chicago), "A", 5%, 2034                                   215,000           218,823
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059                      1,250,000         1,445,063
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), 6.625%, 2010 (c)      100,000           109,641
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Olin College), "B", XLCA, 5.25%, 2033                   2,000,000         2,080,540
----------------------------------------------------------------------------------------------------------------------------------
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018                   1,370,000         1,438,760
----------------------------------------------------------------------------------------------------------------------------------
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                                       165,000           163,614
----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)        500,000           544,115
----------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026              1,000,000         1,249,970
----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018                                      435,000           473,615
----------------------------------------------------------------------------------------------------------------------------------
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023                                   520,000           565,453
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 12,751,177
----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter High School),
  7.5%, 2011 (c)                                                                                      $  500,000      $    589,005
----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Economic Development Rev. (Alexander Dawson School), 5.5%, 2020                      1,500,000         1,553,745
----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.4%, 2019                               1,000,000         1,055,520
----------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Educational Rev. (Waynflete School), 6.5%, 2029                               1,000,000         1,059,520
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                     400,000           423,112
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                         205,000           207,257
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools),
  "C", 6.75%, 2031                                                                                       500,000           517,310
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  5,405,469
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010        $  550,000      $    575,306
----------------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                                      1,475,000         1,181,667
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $  1,756,973
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.1%
----------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution Control Rev.
  (Tucson Electric Power Co.), 5.875%, 2033                                                           $1,000,000      $  1,001,590
----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032                  120,000           128,406
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev.
  (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                                      1,600,000         1,685,760
----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC, 4.85%, 2035             730,000           698,099
----------------------------------------------------------------------------------------------------------------------------------
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.),
  5.85%, 2028                                                                                          1,000,000         1,049,940
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                           500,000           505,955
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 6.375%, 2022                       1,000,000         1,032,920
----------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                      565,000           580,826
----------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development Authority Pollution Control Rev.
  (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                                  320,000           314,659
----------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                               750,000           763,448
----------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017           700,000           757,064
----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev.
  (Connecticut Light & Power), 5.9%, 2016                                                                500,000           509,910
----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                      2,000,000         2,003,520
----------------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev., 7.5%, 2014                             2,000,000         2,032,660
----------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                          350,000           359,664
----------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.), "A", 5.5%, 2022                   500,000           522,860
----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                    1,665,000         1,670,461
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 15,617,742
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 6.3%
----------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                                  $1,500,000      $  1,686,315
----------------------------------------------------------------------------------------------------------------------------------
California Department of Water Resources Power Supply Rev., "A", 5.125%, 2012 (c)                        750,000           804,180
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.375%, 2016                                    2,000,000         2,313,720
----------------------------------------------------------------------------------------------------------------------------------
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020                                      7,350,000         8,662,710
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                               750,000           808,875
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 7%, 2007                           3,250,000         3,300,213
----------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, ROLS, MBIA, 6.896%, 2019 (v)(z)                                 1,500,000         1,651,140
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 19,227,153
----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 5.1%
----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 6.798%, 2016 (v)(z)                                $1,000,000      $  1,199,940
----------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                                          1,170,000         1,272,223
----------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                     140,000           138,428
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, 6.5%, 2019                                                    5,965,000         6,956,144
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project,
  "N", FSA, 5%, 2030                                                                                     490,000           498,247
----------------------------------------------------------------------------------------------------------------------------------
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A", MBIA, 5%, 2028                            550,000           562,051
----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, 5%, 2016                                                              430,000           442,823
----------------------------------------------------------------------------------------------------------------------------------
New York Environmental Facilities, ETM, 5%, 2016 (c)                                                     570,000           584,199
----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA, 5.25%, 2022                                    2,000,000         2,039,820
----------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA, 5.25%, 2030                                    255,000           266,077
----------------------------------------------------------------------------------------------------------------------------------
West Virginia Water Development Authority Loan Program, "B", AMBAC, 4.75%, 2035                          110,000           106,774
----------------------------------------------------------------------------------------------------------------------------------
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030                                     480,000           499,488
----------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2025                             400,000           420,976
----------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2026                             520,000           546,061
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 15,533,251
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL MUNICIPAL BONDS(K)                                                                                           $299,335,077
----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.1%                                                                                    6,397,084
----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                                                $305,732,161
----------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,653,400, representing 2.2% of net assets.
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of June 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $299,335,077 and 100% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(v) Inverse floating rate security.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                             ACQUISITION   ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                            DATE          COST       MARKET VALUE    NET ASSETS
----------------------------------------------------------------------------------------------------
Atlanta, Ga, Water & Wastewater Rev.,
RITES, FGIC, 6.798%, 2016                     4/20/1999     $1,167,100     $ 1,199,940
Chicago, IL O'Hare International Airport
Rev., RITES, FSA, 7.249%, 2022                8/21/2003     $1,599,510       1,720,320
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.297%, 2016               3/10/1999     $1,619,550       1,734,300
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.297%, 2017               3/10/1999     $1,337,550       1,455,150
Commonwealth of Puerto Rico, ROLS,
FGIC, 7.423%, 2015                            8/5/2002      $3,878,760       3,559,980
Dudley-charlton, MA, Regional School
District, RITES, FGIC, 6.318%, 2013           5/5/1999      $1,615,946       1,738,057
Houston, TX, Independent School District,
RITES, 6.298%, 2017                           2/26/1999     $2,440,832       2,480,217
North Carolina Municipal Power Agency,
ROLS, MBIA, 6.896%, 2019                      3/3/2003      $1,717,980       1,651,140
----------------------------------------------------------------------------------------------------
Total Restricted Securities                                                $15,539,104       5.1%
                                                                           ===========       ===

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity

Insurers
------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
ASSD GTY   Assured Guaranty Insurance Co.
CIFG       CDC IXIS Financial Guaranty
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
PSF        Permanent School Fund
XLCA       XL Capital Insurance Co.

Inverse Floaters
------------------------------------------------------------------------------------------------
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Security
ROLS       Residual Options Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL INCOME FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $284,004,066
                                                                 ============
Gross unrealized appreciation                                    $ 19,473,059
Gross unrealized depreciation                                      (4,142,048)
                                                                 ------------
Net unrealized appreciation (depreciation)                       $ 15,331,011
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS

                        NOTIONAL PRINCIPAL                                                            UNREALIZED
                             AMOUNT OF             CASH FLOWS PAID             CASH FLOWS            APPRECIATION
EXPIRATION  CURRENCY         CONTRACT                BY THE FUND          RECEIVED BY THE FUND      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
12/01/2007  USD         $ 6,000,000              Fixed - 3 Year BMA       Floating - 7 Day BMA         $ 85,591
                                                Swap Index, (2.795%)           Swap Index
------------------------------------------------------------------------------------------------------------------
08/30/2016  USD          10,000,000             Fixed - 10 Year BMA       Floating - 7 Day BMA          175,979
                                                Swap Index, (3.926%)           Swap Index
------------------------------------------------------------------------------------------------------------------
08/02/2021  USD           2,000,000             Fixed - 15 Year BMA       Floating - 7 Day BMA           57,583
                                                Swap Index, (4.011%)           Swap Index
------------------------------------------------------------------------------------------------------------------
                                                                                                       $319,153
                                                                                                       ========

At June 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: August 23, 2006
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: August 23, 2006
      ---------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2006
      ---------------


* Print name and title of each signing officer under his or her signature.